                                  DELAWARE(SM)
                                  INVESTMENTS
                             ---------------------
                             Philadelphia o London

                       Delaware International Equity Fund
                          Delaware Global Equity Fund
                         Delaware Overseas Equity Fund
                         Delaware Emerging Markets Fund
                           Delaware New Pacific Fund
                           Delaware Global Bond Fund



                          Class A o Class B o Class C
                          Prospectus February 1, 2000


                         International and Global Funds

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of contents

 .................................................................
Fund profiles                                              page 2
Delaware International Equity Fund                              2
Delaware Global Equity Fund                                     4
Delaware Overseas Equity Fund                                   7
Delaware Emerging Markets Fund                                  9
Delaware New Pacific Fund                                      12
Delaware Global Bond Fund                                      14
 .................................................................
How we manage the Funds                                   page 16
Our investment strategies                                      16
The securities we typically invest in                          21
The risks of investing in the Funds                            28
 .................................................................
Who manages the Funds                                     page 32
Investment managers and sub-advisers                           32
Portfolio managers                                             32
Fund administration (Who's who)                                35
 .................................................................
About your account                                        page 36
Investing in the Funds                                         36
   Choosing a share class                                      36
How to reduce your sales charge                                38
How to buy shares                                              39
Retirement plans                                               40
How to redeem shares                                           41
Account minimums                                               42
Special services                                               42
Dividends, distributions and taxes                             44
 .................................................................
Certain management considerations                         page 45
 .................................................................
Financial highlights                                      page 46

Profile: Delaware International Equity Fund


What is the Fund's goal?


   Delaware International Equity Fund seeks long-term growth without undue risk to principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies? The Fund invests primarily in foreign equity securities that provide the potential for capital appreciation and income. At least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.

o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.

o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page 28.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware International Equity Fund performed?
--------------------------------------------------------------------------------
Year-by-year total return (Class A)


10.74%    17.83%     6.57%    11.27%    -5.54%    19.92%     2.19%     9.17%     8.01%    -2.81%
 1990      1991      1992      1993      1994      1995      1996      1997      1998      1999

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past eight calendar years, as well as the average annual returns of all shares for the one- and five-year periods and since inception, if applicable. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps, if any, in effect during the periods. The returns would be lower without the voluntary caps. There is no longer a cap in place for this Fund.

During the periods illustrated in this bar chart, Class A's highest quarterly return was 13.35% for the quarter ended December 31, 1998 and its lowest quarterly return was -13.72% for the quarter ended September 30, 1998.


The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page 3 do include the sales charge.

--------------------------------------------------------------------------------
                              Average annual returns for periods ending 12/31/99

CLASS                                     A                         B                   C             Morgan Stanley
                                                                                               Capital International
(Inception 10/31/91)     (Inception 9/6/94)      (Inception 11/29/95)      (if redeemed)*                 EAFE Index
---------------------------------------------------------------------------------------------------------------------
1 year                                7.21%                     7.98%              11.92%                     27.30%
5 years                              10.33%                    10.59%                 N/A                     13.15%
Lifetime**                            9.64%                     8.54%              11.41%                     11.06%

   The Fund's returns are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

 *If shares were not redeemed, the returns for Class B would be 12.98%, 10.86% and 8.67%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be 12.92% and 11.41% respectively, for the one-year and lifetime periods.

**The Morgan Stanley Capital International EAFE Index return shown is for the A
  Class lifetime period. The Index returns for Class B and Class C lifetime periods were 12.28% and 14.38% respectively. Maximum sales charges are included in the Fund returns above.


What are Delaware International Equity
Fund's fees and expenses?                    CLASS                                                     A          B            C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly         Maximum sales charge (load) imposed on
from your investments when you buy or sell      purchases as a percentage of offering price         5.75%       none         none
shares of the Fund.
                                             Maximum contingent deferred sales charge (load)
                                                as a percentage of original purchase price or
                                                redemption price, whichever is lower                 none(1)      2%(2)        1%(3)

                                             Maximum sales charge (load) imposed on
                                                reinvested dividends                                 none       none         none

                                             Redemption fees                                         none       none         none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are           Management fees(4)                                     0.85%      0.85%        0.85%
deducted from the Fund's assets.
                                             Distribution and service (12b-1) fees                  0.30%      1.00%        1.00%

                                             Other expenses                                         0.75%      0.75%        0.75%

                                             Total operating expenses                               1.90%      2.60%        2.60%


                                             CLASS(6)                  A            B                B          C                C
                                                                                          (if redeemed)               (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you
compare the cost of investing in the         1 year                 $757         $263             $763       $263             $363
Fund to the cost of investing in other
mutual funds with similar investment         3 years              $1,138         $808           $1,108       $808             $808
objectives. We show the cumulative
amount of Fund expenses on a                 5 years              $1,542       $1,380           $1,580     $1,380           $1,380
hypothetical investment of $10,000
with an annual 5% return over the            10 years             $2,669       $2,764           $2,764     $2,934           $2,934
time shown.(5) This is an example
only, and does not represent future
expenses, which may be greater or
less than those shown here.

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) Reflects a new management fee which became effective on April 15, 1999.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Global Equity Fund


What is the Fund's goal?


Delaware Global Equity Fund seeks long-term total return. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund invests primarily in U.S. and foreign equity securities that provide the potential for capital appreciation and income. Under normal circumstances, we will invest at least 65% of the Fund's total assets in equity securities from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income.

To determine how much of the Fund's assets to allocate to international stocks and how much to U.S. stocks, we compare the potential total return of each asset class in the context of our expectations for inflation, economic growth and political stability in various regions.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.

o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.

o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in the stock market or poor performance in specific industries or companies. Because the Fund invests in foreign securities, it will be affected by international investment risks related to currency valuations, political instability, economic instability and lax accounting and regulatory standards.


The Fund is considered "non-diversified" under federal laws that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page 28.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Global Equity Fund performed?
--------------------------------------------------------------------------------
Year-by-year total return (Class A)

   24.73%          15.50%          11.04%           8.54%           5.91%
    1995            1996            1997            1998            1999

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past five calendar years, as well as the average annual returns of all shares for the one-and five-year periods and since inception, if applicable. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps. On July 21, 1998, the Fund's name was changed from Global Assets Fund to Global Equity Fund and the Fund's investment focus changed from a mix of foreign and U.S. stocks and bonds to primarily foreign and U.S. stocks.

During the periods illustrated in this bar chart, Class A's highest quarterly return was 11.24%% for the quarter ended December 31, 1998 and its lowest quarterly return was -9.60% for the quarter ended September 30, 1998.


The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.


Average annual returns for periods ending 12/31/99

   CLASS                                       A                    B                    C            Morgan Stanley
                                                                                               Capital International
                                                        (if redeemed)*       (if redeemed)*              World Index
                             (Inception 12/27/94) (Inception 12/27/94) (Inception 11/29/95)
   1 year                                  -0.21%                0.20%                4.14%                   25.34%
   5 years                                 11.62%               11.92%                  N/A                   20.25%
   Lifetime**                              11.57%               11.99%                9.76%                   20.25%

   The Fund's returns are compared to the performance of the Morgan Stanley Capital International World Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

 *If shares were not redeemed, the returns for Class B would be 5.20%, 12.17% and 12.12%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be 5.14% and 9.76% respectively, for the one-year and lifetime periods.


**The Morgan Stanley Capital International World Index return shown is for the
  Class A and Class B lifetime period. The Index return for Class C lifetime period was 20.41%. Maximum sales charges are included in the Fund returns in the table.


What are Delaware Global Equity Fund's
fees and expenses?                               CLASS                                                   A          B          C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from        Maximum sales charge (load) imposed on
your investments when you buy or sell shares        purchases as a percentage of offering price       5.75%      none       none
of the Fund.
                                                 Maximum contingent deferred sales charge (load)
                                                    as a percentage of original purchase price or
                                                    redemption price, whichever is lower               none(1)      5%(2)      1%(3)

                                                 Maximum sales charge (load) imposed on
                                                    reinvested dividends                               none       none       none

                                                 Redemption fees                                       none       none       none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted      Management fees(4)                                   0.85%      0.85%      0.85%
from the Fund's assets.
                                                 Distribution and service (12b-1) fees                0.30%      1.00%      1.00%

                                                 Other expenses                                       1.21%      1.21%      1.21%

                                                 Total annual fund operating expenses                 2.36%      3.06%      3.06%
                                                 Fee waivers and payments(5)                         (0.51%)    (0.51%)    (0.51%)
                                                 Net expenses                                         1.85%      2.55%      2.55%



                                                        CLASS(7)                A           B            B           C            C
                                                                                              (if redeemed)            (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare            1 year               $752        $258         $758        $258         $358
the cost of investing in the Fund to the cost           3 years            $1,223        $897       $1,197        $897         $897
of investing in other mutual funds with similar         5 years            $1,719      $1,562       $1,762      $1,562       $1,562
investment objectives. We show the cumulative           10 years           $3,079      $3,175       $3,175      $3,338       $3,338
amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return
over the time shown.(6) This is an example only,
and does not represent future expenses, which
may be greater or less than those shown here.

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) Reflects a new management fee which became effective April 1, 1999.
(5) The investment manager has contracted to waive fees and pay expenses through January 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.55% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Profile: Delaware Overseas Equity Fund

What is the Fund's goal?

         Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income). Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in foreign equity securities which we believe offer capital appreciation potential. We may invest in companies that are located in established or developing countries; however we limit our investments in companies located in developing countries.

In determining what portion of Delaware Overseas Equity Fund's assets should be allocated to a particular country, we consider: how weak or strong the country's currency is, the country's prospects for economic growth compared to other countries, expected levels of inflation, political environment and the range of investment opportunities available in the country.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.

o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.

o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware Overseas Equity Fund, which invests in developing countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page 28.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past six calendar years, as well as average annual returns of all shares for the one- and five-years and since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


During the periods illustrated in this bar chart, Class A's highest quarterly return was 11.93% for the quarter ended December 31, 1999 and its lowest quarterly return was -13.70% for the quarter ended September 30, 1999.


The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown on page 8 do include the sales charge.



How has Delaware Overseas Equity Fund performed?
--------------------------------------------------------------------------------
Year-by-year total return (Class A)

4.21%    11.10%     9.53%      1.76%     -6.74%     25.62%
1994      1995      1996       1997       1998       1999



                                                                           7
                                                                           -----

How has Delaware Overseas Equity Fund performed? (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Average annual returns for periods ending 12/31/99

CLASS                                                  A                       B                        C             Morgan Stanley
                                                                                                               Capital International
                                                                  (if redeemed)*           (if redeemed)*                 EAFE Index
                                     (Inception 12/3/93)     (Inception 3/29/94)      (Inception 5/10/94)
1 year                                            18.38%                  19.65%                   23.77%                     27.30%
5 years                                            6.46%                   6.73%                    6.94%                     13.15%
Lifetime**                                         5.87%                   5.49%                    5.73%                     12.29%

  The Fund's returns are compared to the performance of the Morgan Stanley Capital International EAFE Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

 *If shares were not redeemed, the returns for Class B would be 24.65%, 6.96% and 5.59%, respectively, for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be 24.77%, 6.94%, and 5.73% for the one-year, five-year and lifetime periods, respectively.


**Morgan Stanley Capital International EAFE Index returns are for Class A lifetime. Index returns for Class B and Class C lifetimes were 12.17% and 11.81%, respectively. Maximum sales charges are included in the Fund returns above.


What are Delaware Overseas Equity Fund's fees and expenses?

                                                 CLASS                                                  A       B            C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from        Maximum sales charge (load) imposed on
your investments when you buy or sell shares        purchases as a percentage of offering price     5.75%        none        none
of the Fund.
                                                 Maximum contingent deferred sales charge (load)
                                                    as a percentage of original purchase price or
                                                    redemption price, whichever is lower             none(1)       5%(2)       1%(3)

                                                 Maximum sales charge (load) imposed on
                                                    reinvested dividends                             none        none        none
                                                 Redemption fees                                     none        none        none

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted      Management fees(4)                                 0.85%       0.85%       0.85%
from the  Fund's assets.                         Distribution and service (12b-1) fees              0.30%(5)    1.00%       1.00%

                                                 Other expenses                                     4.12%       4.12%       4.12%

                                                 Total operating expenses(6)                        5.27%       5.97%       5.97%

                                                 CLASS(8)                    A          B                B          C              C
                                                                                             (if redeemed)             (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare     1 year                 $1,071        $594         $1,094        $594          $694
the cost of investing in the Fund to the         3 years                $2,059      $1,765         $2,065      $1,765        $1,765
cost of investing in other mutual funds with     5 years                $3,042      $2,913         $3,113      $2,913        $2,913
similar investment objectives. We show the       10 years               $5,475      $5,567         $5,567      $5,688        $5,688
cumulative amount of Fund expenses on a
hypothetical investment of $10,000 with an
annual 5% return over the time shown.(7) This
is an example only, and does not represent
future expenses, which may be greater or
less than those shown here.

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) Reflects a new management fee which became effective on April 1, 1999.
(5) Prior to May 6, 1996, 12b-1 Plan expenses for Class A shares were 0.35%. Beginning May 6, 1996, those expenses were reduced to 0.30%.

(6) The investment manager has agreed to         Fund expenses including voluntary expense caps in effect through October
    waive fees and pay expenses through          31, 2000
    October 31, 2000 in order to prevent
    total operating expenses (excluding any      CLASS                                                 A           B            C
    taxes, interest, brokerage fees,
    extraordinary expenses and 12b-1 fees)       Management fees                                   0.00%       0.00%        0.00%
    from exceeding 1.70% of average daily
    net assets. The fees and expenses shown      Distribution and service (12b-1) fees             0.30%       1.00%        1.00%
    in the table above do not reflect this
    voluntary expense cap. The table to the      Other expenses                                    1.70%       1.70%        1.70%
    right shows operating expenses,
    reflecting the manager's current fee         Total operating expenses                          2.00%       2.70%        2.70%
    waivers and payments.

(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. In addition, the example does not assume the voluntary expense limitation discussed in footnote 6.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

    8
-----

Profile: Delaware Emerging Markets Fund


What is the Fund's goal?


         Delaware Emerging Markets Fund seeks long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies? The Fund invests primarily in equity securities of issuers from emerging foreign countries. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries whose economies are considered to be emerging or developing.

We may invest up to 35% of the Fund's net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. We may invest in fixed-income securities that are denominated in the currencies of emerging market countries. All of these may be high-yield, high risk fixed-income securities.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.

o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value. Because many of the countries in which the Fund invests are emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.

o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.


What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware Emerging Markets Fund, which invests in emerging countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. The value of the Fund's investments and, therefore, the price of the Fund's shares may be more volatile than investments in more developed markets. Because the Fund invests in international securities in developing countries as well as established countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards.


The Fund may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.


The Fund is considered "non-diversified" under federal laws that regulate mutual funds. This means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page 28.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

                                                                           9
                                                                           -----

How has Delaware Emerging Markets Fund performed?
--------------------------------------------------------------------------------
Year-by-year total return (Class A)


1.33%                           -36.40%                        54.48%
1997                              1998                          1999


This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past three calendar years, as well as the average annual returns of all shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.

During the periods illustrated in this bar chart, Class A's highest quarterly return was 25.52% for the quarter ended June 30, 1999 and its lowest quarterly return was -26.03% for the quarter ended June 30, 1998.


The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table shown below do include the sales charge.



                              Average annual returns for periods ending 12/31/99

CLASS                             A              B                C           Morgan Stanley
                                                                       Capital International
                                                                            Emerging Markets
                                     (if redeemed)*  (if redeemed)*               Free Index
 1 year                      45.50%          48.56%          52.39%                   66.41%
 Lifetime                    -1.43%          -1.22%          -0.47%                    1.47%
(Inception 6/10/96)

The Fund's returns are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

*If shares were not redeemed, the returns for Class B would be 53.56% and -0.44%, respectively, for the one-year and lifetime periods. Returns for Class C would be 53.39% and -0.47%, respectively, for the one-year and lifetime periods.

   10
-----


What are Delaware Emerging Markets

Fund's fees and expenses?                      CLASS                                                     A           B          C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from      Maximum sales charge (load) imposed on
your investments when you buy or sell             purchases as a percentage of offering price        5.75%        none       none
shares of the Fund.
                                               Maximum contingent deferred sales charge (load)
                                                  as a percentage of original purchase price or
                                                  redemption price, whichever is lower                none(1)       5%(2)      1%(3)

                                               Maximum sales charge (load) imposed on
                                                  reinvested dividends                                none        none       none

                                               Redemption fees                                        none        none       none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are             Management fees                                       1.25%       1.25%      1.25%
deducted from the Fund's assets.
                                               Distribution and service (12b-1) fees                 0.30%(4)    1.00%      1.00%

                                               Other expenses                                        1.44%       1.44%      1.44%

                                               Total operating expenses                              2.99%       3.69%      3.69%

                                               Fee waivers and payments(5)                          (0.99%)     (0.99%)    (0.99%)

                                               Net expenses                                          2.00%       2.70%      2.70%

                                               CLASS(7)                      A            B             B           C             C
                                                                                             (if redeemed)             (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you           1 year                     $766         $273          $773        $273          $373
compare the cost of investing in the Fund      3 years                  $1,359       $1,038        $1,338      $1,038        $1,038
to the cost of investing in other mutual       5 years                  $1,975       $1,823        $2,023      $1,823        $1,823
funds with similar investment                  10 years                 $3,627       $3,723        $3,723      $3,878        $3,878
objectives. We show the cumulative amount
of Fund expenses on a hypothetical
investment of $10,000 with an annual 5%
return over the time shown.(6) This is an
example only, and does not represent future
expenses, which may be greater or less than
those shown here.


(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) The distributor has agreed to waive a portion of 12b-1 fees from February 1, 1998 through May 31, 2000 in order to prevent these fees from exceeding 0.25% of average daily net assets.
(5) The investment manager has contracted to waive fees and pay expenses through January 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.70% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.
(7) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

                                                                           11
                                                                           -----

Profile: Delaware New Pacific Fund

What is the Fund's goal?

         Delaware New Pacific Fund seeks to maximize long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies? The Fund invests primarily in stocks of companies of all sizes that are located in or have their principal business activities in countries located in the Pacific Basin, such as Australia, China, Hong Kong, Japan, Korea, Malaysia, Philippines, Singapore and Taiwan. The Fund may invest in both established and developing countries. Under normal circumstances we will invest at least 65% of the Fund's net assets in Pacific Basin countries.

In selecting stocks for the portfolio, we look for companies that can benefit from future economic growth in the region. We evaluate both individual companies and individual countries to determine how much of the portfolio should be allocated to companies located there. When evaluating individual companies, we consider the growth prospects for the company and its industry, the financial strength of the company and the quality of its management. We also consider whether the stock appears overvalued or undervalued compared to other stocks in the market or in its industry.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware New Pacific Fund that invests in developing countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page 28.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware New Pacific Fund performed?
--------------------------------------------------------------------------------

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past six calendar years, as well as average annual returns of all shares for the one- and five-year periods and since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

During the periods illustrated in this bar chart, Class A's highest quarterly return was 26.98% for the quarter ended December 31, 1999 and its lowest quarterly return was -26.10% for the quarter ended December 31, 1997.


The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns above or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table on page 13 do include the sales charge.


How has Delaware New Pacific Fund performed?
--------------------------------------------------------------------------------
Year-by-year total return (Class A)

-11.02%      -3.75%          7.72%       -31.85%       -22.24%        74.47%
  1994        1995           1996          1997          1998          1999

   12
-----

--------------------------------------------------------------------------------

                                                                   Average annual returns for periods ending 12/31/99

CLASS                                            A                       B                      C      Morgan Stanley
                                                            (if redeemed)*         (if redeemed)*       Pacific Index
                               (Inception 12/3/93)     (Inception 3/29/94)    (Inception 5/10/94)
1 year                                      64.29%                  68.29%                 72.10%              57.96%

5 years                                     -2.01%                  -1.87%                 -1.54%               2.70%

Lifetime**                                  -2.27%                  -1.47%                 -1.77%               4.35%


   The Fund's returns are compared to the performance of the Morgan Stanley Pacific Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.


 *If shares were not redeemed, the returns for Class B would be 73.29%,-1.48%, -1.31%, for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be 73.10%, -1.54% and -1.77% for the one-year five-year and lifetime periods, respectively.

**The Morgan Stanley Pacific Index return is for Class A lifetime period. The
  Index returns for Class B and Class C lifetime periods were 3.13% and 2.00%, respectively. Maximum sales charges are included in the Fund returns above.


What are Delaware New Pacific Fund's fees and expenses?



                                               CLASS                                                    A           B          C
------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from      Maximum sales charge (load) imposed on
your investments when you buy or sell             purchases as a percentage of offering price        5.75%       none        none
shares of the Fund.
                                               Maximum contingent deferred sales charge (load)
                                                  as a percentage of original purchase price or
                                                  redemption price, whichever is lower                none(1)      5%(2)       1%(3)

                                               Maximum sales charge (load) imposed on
                                                  reinvested dividends                                none       none        none

                                               Redemption fees                                        none       none        none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are             Management fees(4)                                    0.85%      0.85%       0.85%
deducted from the Fund's assets.
                                               Distribution and service (12b-1) fees                 0.30%(5)   1.00%       1.00%
                                               Other expenses                                        1.44%      1.44%       1.44%
                                               Total operating expenses(6)                           2.59%      3.29%       3.29%


                                                   CLASS(8)               A           B               B           C                C
                                                                                          (if redeemed)                (if redeemed)
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you               1 year              $822        $332            $832        $332             $432
compare the cost of investing in the Fund
to the cost of investing in other mutual           3 years           $1,334      $1,013          $1,313      $1,013           $1,013
funds with similar investment objectives.
We show the cumulative amount of Fund              5 years           $1,871      $1,717          $1,917      $1,717           $1,717
expenses on a hypothetical investment of
$10,000 with an annual 5% return over the          10 years          $3,331      $3,427          $3,427      $3,585           $3,585
time shown.(7) This is an example only, and
does not represent future expenses, which
may be greater or less than those shown
here.

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) Reflects a new management fee which became effective on April 1, 1999.
(5) Prior to May 6, 1996, 12b-1 Plan expenses for Class A shares were 0.35%. Beginning May 6, 1996, those expenses were reduced to 0.30%.

(6) The investment manager has agreed to       Fund expenses including voluntary expense caps in effect through October 31, 2000
    waive fees and pay expenses through        CLASS                                              A           B            C
    October 31, 2000 in order to prevent
    total operating expenses (excluding        Management fees                                0.56%       0.56%        0.56%
    any taxes, interest, brokerage fees,
    extraordinary expenses and 12b-1           Distribution and service (12b-1) fees          0.30%       1.00%        1.00%
    fees) from exceeding 2.00% of average
    daily net assets. The fees and             Other expenses                                 1.44%       1.44%        1.44%
    expenses shown in the table do not
    reflect this voluntary expense cap.        Total operating expenses                       2.30%       3.00%        3.00%
    The table to the right shows
    operating expenses, reflecting the
    manager's current fee waivers and
    payments.

(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. The example does not reflect the voluntary expense cap discussed in footnote 5.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.


                                                                           13
                                                                           -----

Profile: Delaware Global Bond Fund

What is the Fund's goal?

Delaware Global Bond Fund seeks to achieve current income consistent with preservation of principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies? Delaware Global Bond Fund invests primarily in fixed-income securities that may also provide the potential for capital appreciation. The Fund is a global fund. Therefore, at least 65% of the Fund's total assets will be invested in fixed-income securities of issuers from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

In selecting investments for the Fund,

o We strive to identify fixed-income securities that provide high income potential.

o In order to compare the value of different fixed-income securities, even those issued in different countries, we look at the value of anticipated future interest and principal payments, taking into consideration what we think the inflation rate in that country will be. We then estimate what we think the value of those anticipated future payments would be worth if they were being paid today. We believe this gives us an estimate of a bond's true value.

o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware Global Bond Fund, which invests in developing countries. The Fund's investments normally decrease when there are declines in bond prices, which can be caused by a drop in the bond market, an adverse change in interest rates or an adverse situation affecting the issuer of the bond. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards. The Fund may invest in high-yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.


The Fund is considered "non-diversified" under federal laws that regulate mutual funds. This means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page 28.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Global Bond Fund performed?

------------------------------------------------------------------------------------------------------------------------------
This bar chart and table can help you                                                      Year-by-year total return (Class A)
evaluate the risks of investing in the
Fund. We show how returns for the
Fund's Class A shares have varied over
the past five calendar years, as well
as the average annual returns of all
shares for the one-and five-year
periods, and since inception, if
applicable. The Fund's past
performance is not necessarily an
indication of how it will perform in
the future. The returns reflect
voluntary expense caps. The returns
would be lower without the voluntary
caps.

During the periods illustrated in this
bar chart, Class A's highest quarterly
return was 5.82% for the quarter ended
September 30, 1995 and its lowest
quarterly return was -2.95% for the
quarter ended March 31, 1997.

The maximum Class A sales charge of
4.75%, which is normally deducted when
you purchase shares, is not reflected
in the total returns above or in the                  20.87%         11.87%        0.67%          7.30%           -3.82%
bar chart. If this fee were included,                 1995           1996          1997           1998            1999
the returns would be less than those
shown. The average annual returns in
the table shown on page 15 do include
the sales charge.

----------------------------------------------------------------------------------------------------------------------------
                                                                          Average annual returns for periods ending 12/31/99


CLASS                                 A                        B                            C          Salomon Smith Barney
                                                  (if redeemed)*               (if redeemed)*              World Government
                                                                                                                 Bond Index
---------------------------------------------------------------------------------------------------------------------------
                    (Inception 12/27/94)    (Inception 12/27/94)         (Inception 11/29/95)
1 year                            -8.41%                  -8.12%                       -5.46%                        -5.07%

5 years                            5.99%                   6.00%                          N/A                         5.90%

Lifetime**                         5.98%                   6.14%                        3.34%                         6.08%

   The Fund's returns are compared to the performance of the Salomon Smith Barney World Government Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

 *If shares were not redeemed, the returns for Class B would be -4.42%%, 6.31%% and 6.29% respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be -4.54% and 3.34%, respectively, for the one-year and lifetime periods.
**The Salomon Smith Barney World Government Bond Index return shown is for Class
  A and Class B lifetime period. The Index return for Class C lifetime period was 2.68%. Maximum sales charges are included in the Fund returns above.



What are Delaware Global Bond Fund's

fees and expenses?                           CLASS                                                   A           B            C
----------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid                  Maximum sales charge (load) imposed on
directly from your investments                  purchases as a percentage of offering price      4.75%        none         none
when you buy or sell shares
of the Fund.                                 Maximum contingent deferred sales charge (load)
                                                as a percentage of original purchase price or
                                                redemption price, whichever is lower              none(1)       4%(2)        1%(3)

                                             Maximum sales charge (load) imposed on
                                                reinvested dividends                              none        none         none

                                             Redemption fees                                      none        none         none
----------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses               Management fees                                     0.75%       0.75%        0.75%
are deducted from the
Fund's assets.                               Distribution and service (12b-1) fees               0.30%       1.00%        1.00%

                                             Other expenses                                      0.49%       0.49%        0.49%

                                             Total annual fund operating expenses                1.54%       2.24%        2.24%

                                             Fee waivers and payments(4)                        (0.24%)     (0.24%)      (0.24%)

                                             Net expenses                                        1.30%       2.00%        2.00%

                                             CLASS(6)                  A             B              B           C               C
                                                                                        (if redeemed)               (if redeemed)
----------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you         1 year                 $601          $203           $603        $203            $303
compare the cost of investing in the
Fund to the cost of investing in other       3 years                $916          $677           $977        $677            $677
mutual funds with similar investment
objectives. We show the cumulative           5 years              $1,253        $1,178         $1,378      $1,178          $1,178
amount of Fund expenses on a
hypothetical investment of $10,000           10 years             $2,203        $2,380         $2,380      $2,556          $2,556
with an annual 5% return over the time
shown.(5) This is an example only, and
does not represent future expenses,
which may be greater or less than
those shown here.

(1) A purchase of Class A shares at $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will be imposed on redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2) If you redeem Class B shares within two years of purchase, you will pay a contingent deferred sales charge of 4%, which declines to 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.

(4) The investment manager has contracted to waive fees and pay expenses through January 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1% of average daily net assets.

(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Funds

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.


The investment objective of each Fund described in this Prospectus is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change became effective.


Delaware International Equity Fund

Delaware International Equity Fund seeks long-term growth without undue risk to principal. We invest primarily in equity securities, including common stocks, which provide the potential for capital appreciation and income. Our strategy would commonly be described as a value strategy. That is, we strive to purchase stocks that are selling for less than their true value. In order to estimate what a security's true value is, we evaluate its future income potential, taking into account the impact both currency fluctuations and inflation might have on that income stream. We then determine what that income would be worth if paid today. That helps us decide what we think the security is worth today. We then compare our estimate of the security's value to its current price to determine if it is a good value.

We use income as an indicator of value because we believe it allows us to compare securities across different sectors and different countries--all using one measurement standard. We can even use this analysis to compare stocks to bonds.


We may purchase securities in any foreign country, developed or emerging; however, we currently anticipate investing in Australia, Belgium, Canada, Finland, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Singapore, Spain, Switzerland and the United Kingdom. This is a representative list; the Fund may also invest in countries not listed here. We may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.


We generally maintain a long-term focus in the Fund, seeking companies that we believe will perform well over the next three to five years.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

How to use
this glossary

This glossary includes definitions of investment terms used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

Glossary A-C | Amortized cost                                           Average maturity
             | ----------------------------------------------------------------------------------------------------
               Amortized cost is a method used to value a               An average of when the individual bonds and
               fixed-income security that starts with the               other debt securities held in a portfolio
               face value of the security and then adds or              will mature.
               subtracts from that value depending on
               whether the purchase price was greater or
               less than the value of the security at
               maturity. The amount greater or less than the
               par value is divided equally over the time
               remaining until maturity.

16

Delaware Global Equity Fund


Delaware Global Equity Fund seeks long-term total return. We invest in U.S. and foreign equity securities, including common stocks, that provide the potential for capital appreciation and income. We invest primarily in developed markets; however, we may purchase securities in emerging markets. We may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.


To determine how much of the Fund's assets to allocate to international stocks and how much to U.S. stocks, we compare the potential total return of each asset class in the context of our expectations for inflation, economic growth and political stability in various regions.

In selecting foreign stocks for the Fund, we follow the same investment strategy as Delaware International Equity Fund. We generally look for securities that are undervalued based on our analysis of their future income stream.

The Fund may also seek to achieve growth by investing up to 35% of its assets in income producing debt securities such as U.S. or foreign government bonds or corporate bonds. As a general policy, the Fund only invests in debt securities when we believe they offer better long-term potential returns with less risk than investments in equity securities. We apply our analysis of future income potential to both stocks and bonds in order to decide whether any portion of the portfolio should be allocated to bonds.

Delaware Overseas Equity Fund


Delaware Overseas Equity Fund seeks to maximize total return. Under normal circumstances, we will invest at least 65% of the value of Delaware Overseas Equity Fund's total assets in securities of issuers located in at least three foreign countries. However, we may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.

The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and market capitalization. The Fund may invest in securities of issuers located in a variety of different foreign countries including: Australia, Austria, Belgium, Brazil, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, India, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand and the United Kingdom. This is a representative list; the Fund may also invest in countries not listed here.

Our strategy for Delaware Overseas Equity Fund can best be described as a value strategy. We use the same income-oriented evaluation process to identify attractive undervalued stocks in a variety of countries and regions. To increase the Fund's return potential and also add further diversification opportunities, we may invest up to 40% of the Fund's assets in securities of companies located in emerging market countries or in government securities of emerging market countries.


Bond                                         Bond ratings                                Capital
----------------------------------------------------------------------------------------------------------
A debt security, like an IOU, issued         Independent evaluations of                  The amount of
by a company, municipality or                creditworthiness, ranging from Aaa/AAA      money you invest.
government agency. In return for             (highest quality) to D (lowest
lending money to the issuer, a bond          quality). Bonds rated Baa/BBB or
buyer generally receives fixed               better are considered investment
periodic interest payments and               grade. Bonds rated Ba/BB or lower are
repayment of the loan amount on a            commonly known as junk bonds. See also
specified maturity date. A bond's            Nationally recognized statistical
price changes prior to maturity and is       rating organization.
inversely related to current interest
rates. When interest rates rise, bond
prices fall, and when interest rates
fall, bond prices rise.

In deciding how much of the portfolio to allocate to emerging markets, we consider both the total return potential of those markets and the expected level of risk.

We may invest up to 5% of the Fund's assets in securities of issuers that have been in continuous operation for less than three years.

Delaware Emerging Markets Fund

Delaware Emerging Markets Fund seeks long-term capital appreciation. The Fund may invest in a broad range of equity securities, including common stocks. Our primary emphasis will be on the stocks of companies located in or having their principal business in an emerging country.

We consider an "emerging country" to be any country that is:


o generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation;

o classified by the United Nations as developing; or

o included in the International Finance Corporation Free Index or the Morgan Stanley Capital International Emerging Markets Free Index.

Developing or emerging countries include almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe. A representative list of the countries where we may invest includes: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. We may invest in other countries, particularly as markets in other emerging countries develop. We may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.


In deciding whether a company is from an emerging country, we evaluate publicly available information and question individual companies to determine if the company meets one of the following criteria:

o the principal trading market for the company's securities is in a country that is emerging;

o the company generates 50% or more of its annual revenue from operations in emerging countries, even though the company's securities are traded in an established market or in a combination of emerging and established markets;

o the company is organized under the laws of an emerging market country and has a principal office in an emerging country.

C-C | Capital appreciation         Capital gains distributions               Commission                           Compounding
    | ----------------------------------------------------------------------------------------------------------------------------
      An increase in the value     Payments to mutual fund shareholders      The fee an investor pays to a        Earnings on an
      of an investment.            of profits (realized gains) from the      financial adviser for                investment's
                                   sale of a fund's portfolio securities.    investment advice and help in        previous earnings.
                                   Usually paid once a year; may be          buying or selling mutual
                                   either short-term gains or long-term      funds, stocks, bonds or other
                                   gains.                                    securities.

Currently, investing in many emerging countries is not feasible or may involve significant political risks. We focus our investments in emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated. In deciding where to invest we place particular emphasis on factors such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. We believe investment opportunities may result from an evolving long-term trend favoring market-oriented economies, a trend that may particularly benefit countries having developing markets.

When we evaluate individual companies we strive to apply a value-oriented selection process, similar to what we use for Delaware International Equity Fund, Delaware Global Equity Fund and Delaware Overseas Equity Fund. However, in emerging markets, more of the return is expected to come from capital appreciation rather than income. Thus, there is greater emphasis on the manager's assessment of the company's future growth potential.

The Fund may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

Delaware New Pacific Fund

Delaware New Pacific Fund seeks to maximize long-term capital appreciation.
It invests primarily in equity securities of companies domiciled or having their principal business activities in countries located in the Pacific Basin.

The Fund will invest in companies of varying sizes, measured by assets, sales and market capitalization. When we evaluate individual companies, we consider the growth prospects for the company and its industry, the financial strength of the company and the quality of its management. We also look at whether the stock appears overvalued or undervalued compared to other stocks in the market or its industry.


While the Fund will generally have investments in companies located in at least three different countries or regions, the Fund may from time to time have investments in only one or a few countries or regions. We may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.


The Fund may invest up to 35% of its assets in securities of U.S. issuers. In addition, the Fund may invest in short-term debt instruments to meet anticipated day-to-day operating expenses and liquidity requirements.

The Fund may invest up to 5% of its assets in the securities of issuers that have been in continuous operation for less than three years.

Consumer Price Index (CPI)        Contingent deferred sales charge (CDSC)    Corporate bond             Currency exchange rates
-----------------------------------------------------------------------------------------------------------------------------------
Measurement of U.S. inflation;    Fee charged by some mutual                 A debt security issued     The price at which one
represents the price of a         funds when shares are redeemed             by a corporation.          country's currency can
basket of commonly purchased      (sold back to the fund) within             See Bond.                  be converted into
goods.                            a set number of years; an                                             another's. This exchange
                                  alternative method for                                                rate varies almost daily
                                  investors to compensate a                                             according to a wide
                                  financial adviser for advice                                          range of political,
                                  and service, rather than an                                           economic, and other
                                  up-front commission.                                                  factors.

Delaware Global Bond Fund

Delaware Global Bond Fund seeks current income consistent with the preservation of principal. We invest primarily in fixed-income securities that may also provide the potential for capital appreciation.

We may invest in:

o foreign and U.S. government securities;

o debt obligations of foreign and U.S. companies;

o debt securities of supranational entities;


o securities of issuers in emerging market countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of developed country issuers; and


o zero-coupon bonds.

At the time this Prospectus was prepared we anticipated that for increased safety, a large percentage of Global Bond Fund's assets would be invested in securities of supranational entities and in U.S. and foreign government securities.


While the Fund may purchase securities of issuers in any foreign country, developed or emerging, we currently anticipate investing in Australia, Belgium, Canada, France, Germany, Hong Kong, Japan, Malaysia, the Netherlands, Singapore, Spain, Switzerland and the United Kingdom, as well as Indonesia, Korea, New Zealand, the Philippines, South Africa, Taiwan and Thailand. This is a representative list; we may also invest in other countries. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

Generally, the value of fixed-income securities rises when interest rates decline and declines when interest rates rise. The value of your investment in the Fund will be affected by changes in interest rates. We generally keep the average weighted maturity of the portfolio in the five-to-ten year range. However, if we anticipate a declining interest rate environment, we may extend the average weighted maturity past ten years or if we anticipate a rising rate environment, we may shorten the average weighted maturity to less than five years.


D-F  |  Depreciation            Diversification                Dividend distribution          Duration
     |  -------------------------------------------------------------------------------------------------------------
        A decline in an         The process of spreading       Payments to mutual fund        A measurement of a
        investment's value.     investments among a            shareholders of                fixed-income
                                number of different            dividends passed along         investment's price
                                securities, asset              from the fund's                volatility. The larger
                                classes or investment          portfolio of securities.       the number, the greater
                                styles to reduce the                                          the likely price change
                                risks of investing.                                           for a given change in
                                                                                              interest rates.


The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. The following chart provides a brief description of the securities that the Funds may invest in. The Funds can hold securities denominated in any currency. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.




------------------------------------------------------------------------------------------------------------------------------------
Securities                                                       How we use them
------------------------------------------------------------------------------------------------------------------------------------
                      Delaware       Delaware            Delaware             Delaware             Delaware           Delaware
                    International     Global             Overseas             Emerging            New Pacific        Global Bond
                     Equity Fund    Equity Fund         Equity Fund          Markets Fund            Fund               Fund
                    -------------   -----------         -----------          ------------         -----------        -----------
Common stocks:      Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Overseas Equity       Delaware Global
Securities that     Fund, Delaware Emerging Markets Fund and Delaware New Pacific Fund will invest their            Bond Fund
represent shares    assets in common stocks, some of which will be dividend-paying stocks.                          typically does
of ownership in                                                                                                     not invest in
a corporation.                                                                                                      common stocks.
Stockholders
participate in
the corporation's
profits and
losses,
proportionate to
the number of
shares they own.

Corporate bonds:    Although not a principal           Delaware Overseas      Delaware Emerging    Delaware New     Delaware Global
Debt obligations    strategy of the Funds, for         Equity Fund may        Markets Fund may     Pacific Fund     Bond Fund may
issued by U.S. or   temporary defensive purposes,      invest up to 40% of    invest in corporate  generally does   invest in
foreign             Delaware International Equity      its assets in          obligations issued   not invest in    corporate bonds,
corporations.       Fund and Delaware Global           developing country     by emerging country  corporate        generally those
                    Equity Fund may invest all or      corporate and          companies. These     bonds.           rated A or
                    a substantial portion of their     government bonds       bonds may be high                     better by S&P
                    respective assets in corporate     although it            risk, fixed-income                    or Moody's or if
                    obligations.                       generally does not     securities.                           unrated,
                                                       intend to do so. See                                         determined
                    All corporate debt will be         "Foreign government    Although not a                        to be of
                    rated AA or better by S&P and      securities" on         principal strategy                    comparable
                    Aa or better by Moody's, or if     page 22.               of the Fund, for                      quality. The
                    unrated, determined to be of                              temporary defensive                   Fund
                    comparable quality.                                       purposes, the Fund                    may also invest
                                                                              may invest all or a                   in high-yield,
                                                                              substantial portion                   high risk
                                                                              of its assets in                      emerging markets
                                                                              corporate                             corporate bonds.
                                                                              obligations rated AA
                                                                              or better by S&P and
                                                                              Aa or better by
                                                                              Moody's, or if
                                                                              unrated, determined
                                                                              to be of comparable
                                                                              quality.

                                    Delaware Global
                                    Equity Fund may
                                    seek to achieve
                                    growth by
                                    investing up to
                                    35% of its assets
                                    in debt
                                    securities,
                                    including
                                    corporate bonds.
                                    Generally, Delaware
                                    Global Equity
                                    Fund will invest
                                    in debt securities
                                    when we believe
                                    they offer better
                                    long-term potential
                                    returns with less
                                    risk than equity
                                    investments.
------------------------------------------------------------------------------------------------------------------------------------

Expense ratio                       Financial adviser                Fixed-income securities
---------------------------------------------------------------------------------------------------
A mutual fund's total               Financial professional (e.g.,    With fixed-income securities,
operating expenses, expressed       broker, banker, accountant,      the money you originally
as a percentage of its total        planner or insurance agent)      invested is paid back at a
net assets. Operating expenses      who analyzes clients' finances   pre-specified maturity date.
are the costs of running a          and prepares personalized        These securities, which
mutual fund, including              programs to meet objectives.     include government, corporate
management fees, offices,                                            or municipal bonds, as well as
staff, equipment and expenses                                        money market securities,
related to maintaining the                                           typically pay a fixed rate of
fund's portfolio of securities                                       return (often referred to as
and distributing its shares.                                         interest). See Bond.
They are paid from the fund's
assets before any earnings are
distributed to shareholders.


------------------------------------------------------------------------------------------------------------------------------------
Securities                                                     How we use them
------------------------------------------------------------------------------------------------------------------------------------
                      Delaware         Delaware       Delaware             Delaware             Delaware         Delaware
                    International       Global        Overseas             Emerging            New Pacific      Global Bond
                     Equity Fund      Equity Fund    Equity Fund          Markets Fund            Fund             Fund
                    -------------     -----------    -----------          ------------         -----------      -----------
Foreign government   Although not a principal       Delaware Overseas     We may invest a       Delaware New    Delaware Global Bond
securities: Debt     strategy of the Funds, for     Equity Fund may       portion of Delaware   Pacific Fund    Fund will generally
obligations issued   temporary defensive purposes,  invest up to 40% of   Emerging Markets      generally does  invest in securities
by a government      Delaware International Equity  its assets in         Fund's assets in      not invest in   issued by foreign
other than the       Fund and Delaware Global       developing country    foreign governmental  foreign         governments, their
United States or by  Equity Fund may invest all or  corporate and         securities issued by  government      agencies,
an agency,           a substantial portion of their government bonds      emerging or           securities.     instrumentalities or
instrumentality or   respective assets in high      combined although it  developing                            political
political            quality debt obligations of    generally does not    countries, which may                  subdivisions that
subdivision of such  foreign governments, their     intend to do so.      be lower rated,                       are rated AAA or AA
governments.         agencies, instrumentalities                          including securities                  by S&P or Aaa or Aa
                     and political sub-divisions.                         rated below                           by Moody's or, if
                                                                          investment grade.                     unrated, considered
                                    Delaware Global                                                             to be of comparable
                                    Equity Fund may seek                  Although not a                        quality. We may
                                    to achieve growth by                  principal strategy                    invest a portion of
                                    investing up to 35%                   of the Fund, for                      the Fund's assets in
                                    of its assets in                      temporary defensive                   foreign governmental
                                    foreign governmental                  purposes, the Fund                    securities issued by
                                    debt securities.                      may invest in high                    emerging countries,
                                    Generally, Delaware                   quality debt                          which may be lower
                                    Global Equity Fund                    obligations of                        rated, including
                                    will invest in debt                   foreign governments,                  securities rated
                                    securities when we                    their agencies,                       below investment
                                    believe they offer                    instrumentalities                     grade.
                                    better long-term                       and political
                                    potential returns                      sub-divisions.
                                    with less risk than
                                    equity investments.

U.S. government      Although not a principal strategy of the Funds, for temporary              Delaware New    Delaware Global Bond
securities:          defensive purposes Delaware International Equity Fund, Delaware Global     Pacific Fund    Fund may invest a
Securities issued or Equity Fund, Delaware Overseas Equity Fund and Delaware Emerging           generally does  significant portion
guaranteed by the    Markets Fund may invest in U.S. government securities.                     not invest in   of its assets in
U.S. government or                                                                              U.S. government U.S. government
issued by an agency                                                                             securities.     securities. It will
or instrumentality                                                                                              invest only in U.S.
of the U.S.                                                                                                     government
government.                                                                                                     obligations,
                                                                                                                including bills,
                                                                                                                notes and bonds that
                                                                                                                are issued or
                                                                                                                guaranteed as to the
                                                                                                                payment of principal
                                                                                                                and interest by the
                                                                                                                U.S. government and
                                                                                                                securities of U.S.
                                                                                                                government agencies
                                                                                                                or instrumentalities
                                                                                                                that are backed by
                                                                                                                the full faith and
                                                                                                                credit of the United
                                                                                                                States.
------------------------------------------------------------------------------------------------------------------------------------

     Inflation                Investment goal       Management fee         Market capitalization
I-M  --------------------------------------------------------------------------------------------
     The increase in the      The objective, such   The amount paid by a   The value of a
     cost of goods and        as long-term capital  mutual fund to the     corporation
     services over time.      growth or high        investment adviser     determined by
     U.S. inflation is        current income, that  for management         multiplying the
     frequently measured      a mutual fund         services, expressed    current market price
     by changes in the        pursues.              as an annual           of a share of common
     Consumer Price Index                           percentage of the      stock by the number
     (CPI).                                         fund's average daily   of shares held by
                                                    net assets.            shareholders. A
                                                                           corporation with one
                                                                           million shares
                                                                           outstanding and the
                                                                           market price per
                                                                           share of $10 has a
                                                                           market
                                                                           capitalization of
                                                                           $10 million.


------------------------------------------------------------------------------------------------------------------------------------
Securities                                                     How we use them
------------------------------------------------------------------------------------------------------------------------------------
                        Delaware         Delaware       Delaware             Delaware             Delaware         Delaware
                      International       Global        Overseas             Emerging            New Pacific      Global Bond
                       Equity Fund      Equity Fund    Equity Fund          Markets Fund            Fund             Fund
                      -------------     -----------    -----------          ------------         -----------      -----------
Investment company    Each Fund may hold investment    Delaware Overseas    Delaware Emerging    Delaware New     Delaware Global
securities: In some   company securities if we         Equity Fund may not  Markets Fund may     Pacific Fund     Bond Fund may hold
countries,            believe the country offers       hold investment      hold open-end and    may not hold     closed-end
investments by U.S.   good investment opportunities.   company securities.  closed-end           investment       investment company
mutual funds are      Both Funds would generally                            investment company   company          securities.
generally made by     hold closed-end investment                            securities. Please   securities.
purchasing shares of  companies, but Delaware Global                        see Delaware
investment companies  Equity Fund may also hold                             International Equity
that in turn invest   open-end investment companies.                        Fund and Delaware
in the securities of  These investments involve an                          Global Equity Fund
such countries.       indirect payment of a portion                         for a complete
                      of the expenses of the other                          explanation.
                      investment companies,
                      including their advisory fees.

Foreign currency      Although the Funds value their assets daily in U.S. dollars, they do not intend to convert their
transactions: A       holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from
forward foreign       time to time, purchase or sell foreign currencies and/or engage in forward foreign currency exchange
currency exchange     transactions. Each Fund may conduct its foreign currency transactions on a cash basis at the rate contract involves an  prevailing in the foreign currency exchange market or through a forward foreign currency exchange
obligation to         contract or forward contract.
purchase or sell a
specific currency on  A Fund may use forward contracts for defensive hedging purposes to attempt to protect the value of
a fixed future date   the Fund's current security or currency holdings. It may also use forward contracts if it has agreed
at a price that is    to sell a security and wants to "lock-in" the price of that security, in terms of U.S. dollars.
set at the time of    Investors should be aware of the costs of currency conversion. The Funds will not use forward
the contract.         contracts for speculative purposes.
The future date may
be any number of
days from the date
of the contract as
agreed by the
parties involved.

American Depositary   Each Fund may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally            This is not a
Receipts (ADRs),      focusing on those whose underlying securities are issued by foreign entities.               principal strategy
European Depositary                                                                                               for Delaware
Receipts (EDRs), and  To determine whether to purchase a security in a foreign market or through                  Global Bond Fund.
Global Depositary     depositary receipts, we evaluate the price levels, the transaction costs, taxes
Receipts (GDRs):      and administrative costs involved with each security to identify the most
ADRs are receipts     efficient choice.
issued by a U.S.
depositary (usually
a U.S. bank) and
EDRs and GDRs are
receipts issued by a
depositary outside
of the U.S. (usually
a non-U.S. bank or
trust company or a
foreign branch of a
U.S. bank).
Depositary receipts
represent an
ownership interest
in an underlying
security that is
held by the
depositary.
Generally, the
holder of the
depositary receipt
is entitled to all
payments of
interest, dividends
or capital gains
that are made on the
underlying security.
------------------------------------------------------------------------------------------------------------------------------------

Maturity                        Morgan Stanley Capital International EAFE     Morgan Stanley Capital International
                                (Europe, Australia, Far East) Index           Emerging Markets Free Index
------------------------------------------------------------------------------------------------------------------
The length of time until a      The Morgan Stanley Capital                    The Morgan Stanley
bond issuer must repay the      International EAFE Index is an                International Emerging Markets
underlying loan principal to    international index including                 Free Index is a U.S. dollar
bondholders.                    stocks traded on 16 exchanges                 denominated index comprised of
                                in Europe, Australia and the                  stocks of countries with below
                                Far East, weighted by                         average per capita GDP as
                                capitalization.                               defined by the World Bank,
                                                                              foreign ownership
                                                                              restrictions, a tax regulatory
                                                                              environment, and greater
                                                                              perceived market risk than in
                                                                              the developed countries.
                                                                              Within this index, MSCI aims
                                                                              to capture an aggregate of 60%
                                                                              of local market
                                                                              capitalization.


------------------------------------------------------------------------------------------------------------------------------------
Securities                                                     How we use them
------------------------------------------------------------------------------------------------------------------------------------
                        Delaware             Delaware         Delaware        Delaware           Delaware             Delaware
                      International           Global          Overseas        Emerging          New Pacific          Global Bond
                       Equity Fund          Equity Fund      Equity Fund     Markets Fund          Fund                 Fund
                      -------------         -----------      -----------     ------------       -----------          -----------
Supranational         The Funds do not invest in these entities.                                                  We anticipate
entities: Debt                                                                                                    investing a large
securities of                                                                                                     percentage of
supranational                                                                                                     Delaware Global
entities may be                                                                                                   Bond Fund's assets
denominated in any                                                                                                in debt securities
currency. These                                                                                                   of supranational
securities are                                                                                                    entities.
typically of
high-grade quality.
A supranational
entity is an entity
established or
financially
supported by the
national governments
of one or more
countries to promote
reconstruction or
development. The
International Bank
for Reconstruction
and Development
(more commonly known
as the World Bank)
would be one example
of a supranational
entity.

Zero coupon bonds:    Delaware                 Delaware Global Equity Fund   Delaware Emerging  Delaware New      Delaware Global
Zero coupon bonds     International Equity     and Delaware Overseas Equity  Markets Fund may   Pacific Fund      Bond Fund may
are debt obligations  Fund typically does      Fund do not invest in these   invest in zero     does not invest   invest in zero
that do not entitle   not invest in these      securities.                   coupon bonds.      in these          coupon bonds.
the holder to any     securities.                                                               securities.
periodic payments of
interest before
maturity or a
specified date when
the securities begin
paying current
interest. Therefore,
they are issued and
traded at a discount
from their face
amounts or par
value. The market
prices of zero
coupon bonds are
generally more
volatile than the
market prices of
securities that pay
interest
periodically and are
likely to respond to
changes in interest
rates to a greater
degree than do
non-zero coupon
securities having
similar maturities
and credit quality.
------------------------------------------------------------------------------------------------------------------------------------

     Morgan Stanley Capital        Morgan Stanley
     International World Index     Pacific Index           NASD Regulation, Inc. (NASD)
M-P  ----------------------------------------------------------------------------------
     The Morgan Stanley            A total return          A self-regulating
     Capital                       index, reported in      organization,
     International World           U.S. dollars, based     consisting of
     Index is an                   on share prices and     brokerage firms
     international index           reinvested gross        (including
     that includes stocks          dividends of            distributors of
     traded in Europe,             approximately 500       mutual funds), that
     Australia, the Far            companies (only         is responsible for
     East, plus the U.S.,          those securities        overseeing the
     Canada and South              deemed sufficiently     actions of its
     Africa, weighted by           liquid for trading      members.
     capitalization.               by investors) from
                                   the following 6
                                   countries:
                                   Australia, Hong
                                   Kong, Japan,
                                   Malaysia, New
                                   Zealand and
                                   Singapore.


------------------------------------------------------------------------------------------------------------------------------------
Securities                                                     How we use them
------------------------------------------------------------------------------------------------------------------------------------
                        Delaware       Delaware         Delaware        Delaware             Delaware              Delaware
                      International     Global          Overseas        Emerging            New Pacific           Global Bond
                       Equity Fund    Equity Fund      Equity Fund     Markets Fund            Fund                  Fund
                      -------------   -----------      -----------     ------------         -----------           -----------
Brady Bonds: These    Delaware International Equity Fund,              Delaware Emerging    Delaware New Pacific  Delaware Global
are debt securities   Delaware Global Equity Fund and Delaware         Markets Fund may     Fund does not invest  Bond Fund may
issued under the      Overseas Equity Fund do not invest in            invest in Brady      in Brady Bonds.       Brady Bonds.
framework of the      these securities.                                Bonds. We believe                          Please see
Brady Plan, an                                                         that the economic                          Delaware Emerging
initiative for                                                         reforms undertaken                         Markets Fund to
debtor nations to                                                      by countries in                            the left for a
restructure their                                                      connection with the                        complete
outstanding external                                                   issuance of Brady                          explanation.
indebtedness                                                           Bonds can make the
(generally,                                                            debt of countries
commercial bank                                                        that have issued or
debt). Brady Bonds                                                     have announced plans
tend to be of lower                                                    to issue these bonds
quality and more                                                       a viable opportunity
speculative than                                                       for investment.
securities of
developed country
issuers.

High-yield, high      Delaware International Equity Fund,              Delaware Emerging    Delaware New Pacific  Delaware Global
risk fixed-income     Delaware Global Equity Fund and Delaware         Markets Fund may     Fund does not invest  Bond Fund may
securities:           Overseas Equity Fund do not invest in            invest up to 35% of  in these securities.  invest a portion
Securities that are   these securities.                                its net assets, in                         of its assets in
rated lower than BBB                                                   high-yield, high                           these securities.
by S&P or Baa by                                                       risk foreign
Moody's, or if                                                         fixed-income
unrated, of equal                                                      securities.
quality. These
securities may be
issued by companies
or governments of
emerging or
developing
countries, which may
be less
creditworthy. The
risk that these
companies or
governments may not
be able to make
interest or
principal payments
is substantial.

Restricted            We may invest in privately placed securities that are eligible for resale only among certain institutional
securities:           buyer swithout registration, including Rule 144A Securities.
Privately placed
securities whose
resale is restricted
under securities
law.

Illiquid securities:  Delaware International Equity Fund,              Delaware Emerging    Delaware New Pacific Fund and
Securities that       Delaware Global Equity Fund and Delaware         Markets Fund may     Delaware Global Bond Fund may
cannot be sold or     Overseas Equity Fund may invest up to            invest up to 15% of  invest up to 10% of net assets
disposed of in the    10% of net assets in illiquid                    net assets in        in illiquid securities.
ordinary course of    securities.                                      illiquid securities.
business, within
seven days, at
approximately the
price at which a
fund has valued
them.
------------------------------------------------------------------------------------------------------------------------------------

Nationally recognized statistical rating
organization (NRSRO)                              Net asset value (NAV)            Preferred stock
------------------------------------------------------------------------------------------------------------------
A company that assesses the credit quality        The daily dollar value of one    Preferred stock has preference
of bonds, commercial paper, preferred             mutual fund share. Equal to a    over common stock in the
and common stocks and  municipal short-term       fund's net assets divided by     payment of dividends and
issues, rating the probability that the           the number of shares             liquidation of assets.
issuer of the debt will meet the scheduled        outstanding.                     Preferred stocks also often
interest payments and repay the principal.                                         pay dividends at a fixed rate
Ratings are published by such companies as                                         and are sometimes convertible
Moody's Investors Service, Inc. (Moody's),                                         into common stock.
Standard & Poor's Ratings Group (S&P),
Duff & Phelps, Inc. (Duff), and Fitch IBCA,
Inc. (Fitch).

------------------------------------------------------------------------------------------------------------------------------------
Securities                                                     How we use them
------------------------------------------------------------------------------------------------------------------------------------
                        Delaware          Delaware          Delaware              Delaware        Delaware              Delaware
                      International        Global           Overseas              Emerging       New Pacific           Global Bond
                       Equity Fund       Equity Fund       Equity Fund           Markets Fund       Fund                  Fund
                      -------------      -----------       -----------           ------------    -----------           -----------
Repurchase            Typically, we use repurchase agreements as a short-term investment for a Fund's cash position. In
agreements: An        order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the
agreement between a   repurchase price. The Funds will only enter into repurchase agreements in which the collateral is
buyer, such as a      composed of U.S. government securities.
fund, and a seller
of securities in
which the seller
agrees to buy the
securities back
within a specified
time at the same
price the buyer paid
for them, plus an
amount equal to an
agreed upon interest
rate. Repurchase
agreements are often
viewed as equivalent
to cash.

Other securities:     Delaware           Delaware Global   Delaware Overseas     Delaware       Delaware New      Delaware Global
Each Fund is          International      Equity Fund may   Equity Fund may       Emerging       Pacific Fund      Bond Fund may
permitted to invest   Equity Fund        invest in         invest in all types   Markets Fund   may invest in     invest in futures
in other securities   may invest in      preferred         of securities with    may invest     all types of      and options. The
that are listed       preferred stocks,  stocks,           equity                in preferred   securities        Fund may also
here. More            convertible        convertible       characteristics,      stocks,        with equity       invest in interest
information about     securities,        securities,       including trust or    securities,    characteristics,  rate swaps.
these securities can  warrants,          warrants,         limited partnership   warrants,      including trust
be found in the       futures and        futures and       interests, preferred  convertible    or limited
Statement of          options.           options.          stocks, rights,       futures and    partnership
Additional                                                 warrants and          options.       interests,
Information.                                               convertible                          preferred stocks,
                                                           securities. The Fund                 rights and
                                                           may hold futures and                 warrants and
                                                           options. The Fund                    convertible
                                                           may also invest in                   securities. The
                                                           swaps.                               Fund may hold
                                                                                                futures and
                                                                                                options. The
                                                                                                Fund may also
                                                                                                invest in swaps.
------------------------------------------------------------------------------------------------------------------------------------

     Price-to-earnings
     ratio                      Principal               Prospectus             Redeem
P-S  --------------------------------------------------------------------------------------------
     A measure of a             Amount of money you     The official           To cash in your
     stock's value              invest (also called     offering document      shares by selling
     calculated by              capital). Also          that describes a       them back to the
     dividing the current       refers to a bond's      mutual fund,           mutual fund.
     market price of a          original face value,    containing
     share of stock by          due to be repaid at     information required
     its annual earnings        maturity.               by the SEC, such as
     per share. A stock                                 investment
     selling for $100 per                               objectives,
     share with annual                                  policies, services
     earnings per share                                 and fees.
     of $5 has a P/E of
     20.

Portfolio turnover Each Fund (other than Delaware New Pacific Fund) anticipates that its annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover in a Fund could result in additional brokerage commissions to be paid by the Fund and higher tax liability for the Fund.

Borrowing from banks Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

Securities lending Each Fund may loan up to one-quarter (one-third, in the case of Delaware New Pacific Fund and Delaware Overseas Equity Fund) of its assets to qualified broker/dealers or institutional investors to generate additional income for the Fund. All such loans will be secured by collateral.


Purchasing securities on a when-issued or delayed delivery basis Delaware New Pacific Fund and Delaware Overseas Equity Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. Each Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions For temporary defensive purposes, Delaware International Equity Fund, Delaware Global Equity Fund and Delaware Emerging Markets Fund may each invest all or a substantial portion of their assets in high quality debt instruments of foreign governments, the U.S. government, or foreign or U.S. companies. Also, for temporary defensive purposes, Delaware Overseas Equity Fund may invest a substantial portion of its assets in cash or cash equivalent investments or in U.S. securities, and Delaware New Pacific Fund may invest up to 100% of its assets in money market instruments, cash or cash equivalents. To the extent that a Fund does so, the Fund may be unable to meet its investment objective.

                                                                  Salomon Smith Barney World Government   SEC (Securities and
Risk                           Sales charge                       Bond Index                              Exchange Commission)
------------------------------------------------------------------------------------------------------------------------------------
Generally defined as           Charge on the purchase or          The World Government Bond Index         Federal agency established
variability of value; also     redemption of fund shares sold     is a market-capitalization              by Congress to administer
credit risk, inflation risk,   through financial advisers.        weighted benchmark that tracks          the laws governing the
currency and interest rate     May vary with the amount           the performance of the 18               securities industry,
risk. Different investments    invested. Typically used to        Government bond markets of              including mutual fund
involve different types and    compensate advisers for advice     Australia, Austria, Belgium,            companies.
degrees of risk.               and service provided.              Canada, Denmark, Finland,
                                                                  France, Germany, Ireland, Italy,
                                                                  Japan, the Netherlands,
                                                                  Portugal, Spain, Sweden,
                                                                  Switzerland, the United Kingdom
                                                                  and the United States.

The risks of investing in the Funds


Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. An investment in the Funds typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.




------------------------------------------------------------------------------------------------------------------------------------
      Risks                                             How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                          Delaware         Delaware      Delaware            Delaware            Delaware            Delaware
                        International       Global       Overseas            Emerging           New Pacific        Global Bond
                         Equity Fund     Equity Fund    Equity Fund        Markets Fund            Fund                Fund
                       -------------------------------------------------------------------------------------------------------------
Market risk is the      We maintain a long-term investment approach and focus on stocks we believe can appreciate over an extended
risk that all or a      time frame regardless of interim market fluctuations. In deciding what portion of a Fund's portfolio should
majority of the         be invested in any individual country, we evaluate a variety of factors, including opportunities and risks
securities in a         relative to other countries.
certain market--like
the stock or bond       In addition, for             For temporary          Same as for        For temporary    As part of Delaware
market--or in a         temporary defensive          defensive purposes     Delaware           defensive        Global Bond Fund's
certain country or      purposes, the Funds may      Delaware Overseas      International      purposes,        principal investment
region will decline in  invest all or a              Equity Fund may        Equity Fund        Delaware New     strategy, the Fund
value because of        substantial portion of       invest a substantial   and Delaware       Pacific Fund     may invest in
factors such as         their assets in high         portion of its         Global Equity      may invest       securities that
economic conditions,    quality debt                 assets in cash or      Fund as            up to 100% of    generally have
future expectations or  instruments of foreign       cash equivalent        explained          its assets in    relatively less
investor confidence.    governments, the U.S.        investments or in      to the left.       money market     market risk.
                        government, (including       U.S. securities.                          instruments,
                        their agencies and                                                     cash or cash
                        instrumentalities) or                                                  equivalents.
                        foreign or U.S.
                        companies.

Industry and security   We typically hold a number of different securities in a variety of sectors in order to minimize the impact
risk is the risk that   that a poorly performing security would have on a Fund. This risk is more significant for Delaware Global
the value of            Equity Fund, Delaware Emerging Markets Fund and Delaware Global Bond Fund, which are non-diversified funds.
securities in a
particular industry or
the value of an
individual stock or
bond will decline
because of changing
expectations for the
performance of that
industry or for the
individual company
issuing the stock or
bond.

Interest rate risk is   Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Overseas      Interest rate risk
the risk that           Equity Fund, Delaware New Pacific Fund and Delaware Emerging Markets Fund are           is a significant
securities,             generally less affected by interest rate risk because they typically hold a smaller     risk for Delaware
particularly bonds      amount of fixed-income securities than Delaware Global Bond Fund.                       Global Bond Fund. In
with longer                                                                                                     an attempt to manage
maturities, will                                                                                                interest rate risk,
decrease in value if                                                                                            we adjust the Fund's
interest rates rise.                                                                                            average weighted
                                                                                                                maturity based on
                                                                                                                our view of interest
                                                                                                                rates. The Fund's
                                                                                                                average weighted
                                                                                                                maturity will
                                                                                                                generally be in the
                                                                                                                five-to-ten year
                                                                                                                range. When we
                                                                                                                anticipate that
                                                                                                                interest rates will
                                                                                                                decline, we may
                                                                                                                extend the average
                                                                                                                maturity beyond ten
                                                                                                                years and when we
                                                                                                                anticipate that
                                                                                                                interest rates will
                                                                                                                rise, we may shorten
                                                                                                                the average maturity
                                                                                                                to less than five
                                                                                                                years.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Statement of Additional
                  S-V     Share classes               Signature guarantee       Standard deviation           Information (SAI)
                      --------------------------------------------------------------------------------------------------------------
                          Different classifications   Certification by a bank,  A measure of an              The document serving as
                          of shares; mutual fund      brokerage firm or other   investment's volatility;     "Part B" of a fund's
                          share classes offer a       financial institution     for mutual funds, measures   prospectus that
                          variety of sales charge     that a customer's         how much a fund's total      provides more detailed
                          choices.                    signature is valid;       return has typically         information about the
                                                      signature guarantees can  varied from its historical   fund's organization,
                                                      be provided by members    average.                     investments, policies
                                                      of the STAMP program.                                  and risks.

------------------------------------------------------------------------------------------------------------------------------------
      Risks                                             How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                          Delaware       Delaware      Delaware             Delaware             Delaware             Delaware
                        International     Global       Overseas             Emerging            New Pacific         Global Bond
                         Equity Fund   Equity Fund    Equity Fund         Markets Fund             Fund                 Fund
                       -------------------------------------------------------------------------------------------------------------
Currency risk is the    Each Fund may try to hedge its currency risk by purchasing foreign currency exchange contracts. If a Fund
risk that the value     agrees to purchase or sell foreign securities at a pre-set price on a future date, the Fund attempts to
of a fund's             protect the value of a security it owns from future changes in currency rates. If a Fund has agreed to
investments may be      purchase or sell a security, it may also use foreign currency exchange contracts to "lock-in" the security's
negatively affected     price in terms of U.S. dollars or another applicable currency. Each Fund may use forward currency exchange
by changes in           contracts only for defensive or protective measures, not to enhance portfolio returns. However, there is no
foreign currency        assurance that such a strategy will be successful.
exchange rates.
Adverse changes in
exchange rates may
reduce or eliminate
any gains produced by
investments that are
denominated in foreign
currencies and may
increase any losses.

Small company risk is   These Funds typically       These Funds may invest in small companies and would be      Delaware Global Bond
the risk that prices    focus their investment      subject to this risk. We typically hold a number of         Fund does not invest
of smaller companies    in larger companies.        different stocks in order to reduce the impact that one     in small companies.
may be more volatile                                small company stock would have on the Funds. This risk
than larger companies                               is more significant for Delaware Emerging Markets Fund,
because of limited                                  which is a non-diversified fund.
financial resources or
dependence on narrow
product lines.

Political risk is the   We evaluate the political situations in the countries where we invest and take into account any potential risk that countries or  risks before we select securities for the portfolio. However, there is no way to eliminate political risk
the entire region       when investing internationally.
where we invest may
experience political
instability. This may
cause greater
fluctuation in the
value and liquidity of
our investments due to
changes in currency
exchange rates,
governmental seizures
or nationalization of
assets.

Emerging market risk    Delaware International      Delaware Overseas Equity Fund, Delaware Emerging Markets Fund, Delaware New
is the possibility      Equity Fund and             Pacific Fund and Delaware Global Bond Fund are subject to this risk. Striving to
that the risks          Delaware Global Equity      manage this risk, the portfolio managers carefully screen securities within
associated with         Fund, to the limited        emerging markets and attempt to consider material risks associated with an
international           extent that they            individual company or bond issuer. We cannot eliminate emerging market risk and
investing will be       invest in emerging          consequently encourage shareholders to invest in these Funds only if they have a
greater in emerging     markets, are subject        long-term time horizon, over which the potential of individual securities is
markets than in more    to this risk.               more likely to be realized.
developed foreign
markets because, among
other things, emerging
markets may have less
stable political and
economic environments.
------------------------------------------------------------------------------------------------------------------------------------




                                                  Uniform Gift to Minors Act and
Stock                Total return                 Uniform Transfers to Minors Act  Volatility
                     ---------------------------------------------------------------------------------------------------------------
An investment that   An investment performance    Federal and state laws           The tendency of an investment to go up or down in
represents a share   measurement, expressed as    that provide a simple way        value by different magnitudes. Investments that
of ownership         a percentage, based on       to transfer property to a        generally go up or down in value in relatively
(equity) in a        the combined earnings        minor with special tax           small amounts are considered "low volatility"
corporation. Stocks  from dividends, capital      advantages.                      investments, whereas those investments that
are often referred   gains and change in price                                     generally go up or down in value in relatively
to as "equities."    over a given period.                                          large amounts are considered "high volatility"
                                                                                   investments.



------------------------------------------------------------------------------------------------------------------------------------
      Risks                                             How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                          Delaware       Delaware         Delaware             Delaware             Delaware            Delaware
                        International     Global          Overseas            Emerging            New Pacific         Global Bond
                         Equity Fund   Equity Fund       Equity Fund         Markets Fund             Fund               Fund
                     ---------------------------------------------------------------------------------------------------------------
Inefficient market      The Funds will attempt to reduce these risks by investing in a number of different countries, and noting
risk is the risk that   trends in the economy, industries and financial markets.
foreign markets may                                                                                             Delaware Global Bond
be less liquid, have                                                                                            Fund will also
greater price                                                                                                   perform credit
volatility, less                                                                                                analysis in an
regulation and higher                                                                                           attempt to reduce
transaction costs                                                                                               these risks.
than U.S. markets.

Information risk is     We conduct fundamental research on the companies we invest in rather than relying solely on information
the risk that foreign   available through financial reporting. We believe this will help us to better uncover any potential
companies may be        weaknesses in individual companies.
subject to different
accounting, auditing
and financial
reporting standards
than U.S. companies.
There may be less
information available
about foreign issuers
than domestic issuers.
Furthermore,
regulatory oversight
of foreign issuers may
be less stringent or
less consistently
applied than in the
United States.

Non-diversified fund    Delaware      Delaware Global    Delaware           Delaware Emerging    Delaware New   Delaware Global Bond
risk is the risk that   International Equity Fund will   Overseas Equity    Markets Fund is a    Pacific Fund   Fund is a
non-diversified         Equity Fund   not be             Fund is a          non-diversified      is a           non-diversified
funds are believed to   is a          diversified        diversified fund,  fund, the same as    diversified    fund, the same as
be subject to greater   diversified   under the 1940     and is not         Delaware Global      fund, and is   Delaware Global
risks because adverse   fund, and is  Act.               subject to this    Equity Fund. Please  not subject    Equity Fund. Please
effects on their        not subject   Non-diversified    risk.              see the full         to this risk.  see the full
security holdings may   to this risk. investment                            explanation to the                  explanation under
affect a larger                       companies                             left under Delaware                 Delaware Global
portion of their                      have the                              Global Equity Fund.                 Equity Fund to the
overall assets.                       flexibility to                                                            left.
                                      invest as much
                                      as 50% of their
                                      assets in as
                                      few as two issuer
                                      with no single
                                      issuer accounting
                                      for more than
                                      25% of the
                                      portfolio. The
                                      remaining 50%
                                      of the
                                      portfolio must
                                      be diversified
                                      so that no more
                                      than 5% of a
                                      fund's assets is
                                      invested in the
                                      securities of a
                                      single issuer.






------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
      Risks                                             How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                           Delaware         Delaware          Delaware           Delaware           Delaware            Delaware
                         International       Global          Overseas            Emerging          New Pacific        Global Bond
                          Equity Fund     Equity Fund       Equity Fund        Markets Fund           Fund                Fund
                       -------------------------------------------------------------------------------------------------------------
Foreign government and    This is not a significant risk for Delaware      Delaware Emerging     This is not a  The Fund is subject
supranational             International Equity Fund, Delaware Global       Markets Fund is       significant    to this risk and
securities risks          Equity Fund or Delaware Overseas Equity Fund.    subject to this risk  risk for       will attempt to
relate to the ability                                                      and will attempt to   Delaware New   limit this risk by
of a foreign                                                               limit this risk by    Pacific Fund.  performing credit
government or                                                              performing credit                    analysis on the
government related                                                         analysis on the                      issuer of each
issuer to make timely                                                      issuer of each                       security purchased.
payments on its                                                            security purchased.                  The Fund attempts to
external debt                                                              The Fund attempts to                 reduce the risks
obligations.                                                               reduce this risk by                  associated with
                                                                           limiting the portion                 investing in foreign
                                                                           of net assets that                   governments by
                                                                           may be invested in                   focusing on bonds
                                                                           these securities.                    rated within the two
                                                                           The Fund also                        highest rating
                                                                           compares the                         categories.
                                                                           risk-reward
                                                                           potential of foreign
                                                                           government
                                                                           securities being
                                                                           considered to that
                                                                           offered by equity
                                                                           securities to
                                                                           determine whether to
                                                                           allocate assets to
                                                                           equity or
                                                                           fixed-income
                                                                           investments.

Credit risk of            This is not a significant risk for Delaware      Delaware Emerging     This is not a  Delaware Global Bond
high-yield, high risk     International Equity Fund, Delaware Global       Markets Fund may      significant    Fund may invest a
fixed-income securities   Equity Fund or Delaware Overseas Equity Fund.    invest up to 35% of   risk for       portion of its
relates to securities                                                      its net assets in     Delaware New   assets in these
rated lower than BBB                                                       high-yield, high      Pacific Fund.  securities. Please
by S&P and Baa by                                                          risk foreign                         see the complete
Moody's are considered                                                     fixed-income                         explanation under
to be of poor standing                                                     securities. We                       Delaware Emerging
and predominantly                                                          intend to limit our                  Markets Fund to the
speculative as to the                                                      investment in any                    left.
issuer's ability to                                                        single lower rated
repay interest and                                                         bond, which can help
principal. These bonds                                                     to reduce the effect
are often issued by                                                        of an individual
less creditworthy                                                          default on the Fund.
companies or by highly                                                     We also intend to
leveraged (indebted)                                                       limit our overall
firms, which are                                                           holdings of bonds in
generally less able                                                        this category. Such
than more financially                                                      limitations may not
stable firms to make                                                       protect the Fund
scheduled payments of                                                      from widespread bond
interest and                                                               defaults brought
principal. The risks                                                       about by a sustained
posed by bonds issued                                                      economic downturn or
under such                                                                 from price declines
circumstances are                                                          that might result
substantial.                                                               from changes in the
                                                                           quality ratings of
                                                                           individual bonds.

Transaction costs         Each of the Funds is subject to this risk. We strive to monitor transaction costs and to choose an
risk relates to the       efficient trading strategy for the Funds.
costs of buying,
selling and holding
foreign securities,
including brokerage,
tax and custody costs,
may be higher than
those involved in
domestic transactions
------------------------------------------------------------------------------------------------------------------------------------

Who manages the Funds


Investment managers
and sub-advisers

Delaware International Advisers Ltd. makes investment decisions for Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Emerging Markets Fund and Delaware Global Bond Fund, manages the Funds' business affairs and provides daily administrative services. Delaware International Advisers Ltd. is affiliated with Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware Management Company is the sub-adviser to Delaware Global Equity Fund. Delaware Management Company manages the U.S. securities portion of Delaware Global Equity Fund's portfolio under the overall supervision of Delaware International Advisers Ltd. and furnishes Delaware International Advisers with investment recommendations, asset allocation advice, research and other investment services regarding U.S. securities.

Delaware Overseas Equity Fund and Delaware New Pacific Fund are managed by Delaware Management Company. Delaware International Advisers Ltd. is Delaware Overseas Equity Fund's sub-adviser and AIB Govett, Inc. is Delaware New Pacific Fund's sub-adviser. The sub-advisers are responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Funds' affairs and has ultimate responsibility for all investment advisory services for the Funds. Delaware Management Company also supervises the sub-adviser's performance.


For the services they provided, the manager and sub-advisers, where applicable, were paid an aggregate fee by each Fund for the last fiscal year as follows:

                                                                                                          Investment management fees
------------------------------------------------------------------------------------------------------------------------------------
                                            Delaware        Delaware       Delaware        Delaware         Delaware       Delaware
                                            International   Global         Overseas        Emerging        New Pacific   Global Bond
                                            Equity Fund     Equity Fund    Equity Fund     Markets Fund        Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
  As a percentage of
   average daily net assets                    0.81%          0.34%*        none*            0.28%*           0.22%*        0.51%*

*Reflects a waiver of fees by the manager.

Portfolio
managers


Delaware International Equity Fund
Clive A. Gillmore and Nigel G. May have primary responsibility for making day-to-day investment decisions for Delaware International Equity Fund. In making investment decisions for the Fund, Mr. Gillmore and Mr. May regularly consult with a fourteen member international equity team.

Clive A. Gillmore, Deputy Managing Director, Senior Portfolio Manager and Director of Delaware International Advisers Ltd., has been the senior portfolio manager for Delaware International Equity Fund since its inception. A graduate f the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined Delaware International in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Mr. Gillmore completed the London Business School Investment program.

Nigel G. May, Senior Portfolio Manager and Director of Delaware International Advisers Ltd., is a graduate of Sidney Sussex College, Cambridge. Mr. May joined Mr. Gillmore as Co-Manager of the Fund on December 22, 1997. He joined Delaware International in 1991, assuming portfolio-management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Ltd. for five years.


Delaware Global Equity Fund

Elizabeth A. Desmond has primary responsibility for making day-to-day investment decisions for Delaware Global Equity Fund. Robert L. Arnold makes investment decisions for the U.S. equity portion of the Fund.


Elizabeth A. Desmond, Senior Portfolio Manager and Director of Delaware International Advisers Ltd., has been the portfolio manager for the Fund since July 21, 1998. Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware International in the spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management Ltd. Ms. Desmond is a CFA charterholder.


Robert L. Arnold, Vice President/Senior Portfolio Manager of the Fund, has been managing the U.S. equity portion of the Fund since July 21, 1998. Prior to that time he managed other Delaware Investments mutual funds and was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.

Delaware Overseas Equity Fund


Clive Gillmore and Robert Akester have had primary responsibility for making day-to-day investment decisions for Delaware Overseas Equity Fund since September 15, 1997. Please see Delaware International Equity Fund for a description of Mr. Gillmore's business experience.

Robert Akester, Senior Portfolio Manager of Delaware International Advisers Ltd., joined Delaware International Advisers Ltd. in 1996. Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the Southeast Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.

Delaware Emerging Markets Fund


Clive Gillmore also has primary responsibility for making day-to-day investment decisions for Emerging Markets Fund (please see Delaware International Equity Fund for a description of Mr. Gillmore's business experience). In making investment decisions for Delaware Emerging Markets Fund, Mr. Gillmore regularly consults with a fourteen member international equity team, including co-managers Robert Akester and Joshua H. Brooks. (Please see Delaware Overseas Equity Fund for a description of Mr. Akester's business experience). Mr. Gillmore has been managing the Fund since its inception.

Joshua H. Brooks, Senior Portfolio Manager of Delaware International Advisers Ltd., holds a bachelor's degree from Yale University and an MBA from The London Business School. He began his investment career with Delaware Investments in 1991. Prior to joining the investment team in London, he was based in Philadelphia with responsibilities that included equity market analysis and acting as liaison with Delaware International.


Delaware New Pacific Fund

Jane Pickard has had primary responsibility for making day-to-day investment decisions for the Fund since November 12, 1997. Ms. Pickard graduated in law from Edinburgh University. She joined Barclays de Zoete Wedd Securities Limited in 1991, where she initially worked as a specialist in structured debt products, moving into the Pacific Rim equity division in 1992. She remained there until 1995 when she moved to IAI International where she had responsibility for Pacific Region investment for U.S. institutional and retail funds. Ms. Pickard joined AIB Govett Asset Management, an affiliate of AIB Govett, Inc., in 1996.

Delaware Global Bond Fund

Christopher A. Moth and Joanna Bates have primary responsibility for making day-to-day investment decisions for Delaware Global Bond Fund. In making investment decisions for Delaware Global Bond Fund, Mr. Moth and Ms. Bates regularly consult with David G. Tilles.

Christopher A. Moth, Senior Portfolio Manager, Director and Head of Investment Strategy of Delaware International Advisers Ltd., is a graduate of The City University, London. He joined Delaware International in 1992. He previously worked at the Guardian Royal Exchange where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London. Mr. Moth became Co-Manager of the Fund in January 1997.

Joanna Bates, Senior Portfolio Manager, Credit and Emerging Markets of Delaware International Advisers Ltd., is a graduate of London University. She joined the Fixed Income team at Delaware International in June 1997. Prior to that she was Associate Director, Fixed Interest at Hill Samuel Investment Management Ltd. which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as a fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research. Ms. Bates became Co-Manager of the Fund in July 1999.

David G. Tilles, Managing Director and Chief Investment Officer of Delaware International Advisers Ltd., was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Ltd. in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International was Chief Investment Officer of Hill Samuel Investment Management Ltd.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.


                                                        Board of Trustees

Investment managers                                     The Funds                                           Custodian
Delaware International Advisers Ltd.                                                                        The Chase Manhattan Bank
Third Floor  80 Cheapside                                                                                   4 Chase Metrotech Center
London, England EC2V 6EE                                                                                    Brooklyn, NY 11245

Delaware Management Company                         Distributor                        Service agent
One Commerce Square                                 Delaware Distributors, L.P.        Delaware Service Company, Inc.
Philadelphia, PA 19103                              1818 Market Street                 1818 Market Street
                                                    Philadelphia, PA 19103             Philadelphia, PA 19103



Sub-advisers
Delaware Management Company                                              Financial advisers

Delaware International Advisers Ltd.                                        Shareholders

AIB Govett, Inc.
250 Montgomery St., Suite 1200
San Francisco, CA 94104

Portfolio managers
(see page 32 for details)



Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.

Portfolio managers Portfolio managers are employed by the investment manager or sub-adviser to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in
the Funds

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Choosing a share class

Class
A

o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. Class A shares of Delaware Global Bond Fund have an up-front sales charge of up to 4.75%. The offering price for Class A shares includes the front-end sales charge.


o    If you invest $50,000 or more ($100,000 or more for Delaware Global Bond
     Fund), your front-end sales charge will be reduced.


o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (0.35% for Delaware New Pacific Fund) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.


o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A sales charges


------------------------------------------------------------------------------------------------------------------------------------
                  Delaware International Equity, Delaware Global         |
                  Equity, Delaware Overseas Equity, Delaware             |                     Delaware Global Bond
                  Emerging Markets, Delaware New Pacific                 |
------------------------------------------------------------------------------------------------------------------------------------
                   Sales charge       Sales charge       Dealer's        |   Sales charge          Sales charge        Dealer's
                    as % of           as % of            commission      |   as % of               as % of             commission as
Amount of           offering          amount             as % of         |   offering price        amount              % of offering
purchase            price             invested           offering price  |                         invested            price
------------------------------------------------------------------------------------------------------------------------------------
                                                                         |
Less than $50,000    5.75%             6.10%                5.00%        |      4.75%               4.99%              4.00%
                                                                         |
$50,000 but                                                              |
under $100,000       4.75%             4.99%                4.00%        |      4.75%               4.99%              4.00%
                                                                         |
$100,000 but                                                             |
under $250,000       3.75%             3.90%                3.00%        |      3.75%               3.90%              3.00%
                                                                         |
$250,000 but                                                             |
under $500,000       2.50%             2.56%                2.00%        |      2.50%               2.56%              2.00%
                                                                         |
$500,000 but                                                             |
under $1,000,000     2.00%             2.04%                1.60%        |      2.00%               2.04%              1.60%
------------------------------------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year unless a specific waiver of the charge applies.

------------------------------------------------------------------------------------------------------------------------------------
                                   Sales charge as                         Sales charge as                Dealer's commission as
Amount of purchase               % of offering price                       % of amount invested           % of offering price
------------------------------------------------------------------------------------------------------------------------------------
$1 million up to $5 million            none                                     none                             1.00%

Next $20 million
Up to $25 million                      none                                     none                             0.50%

Amount over $25 million                none                                     none                             0.25%
------------------------------------------------------------------------------------------------------------------------------------

36

Class
B


o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter. For Delaware Global Bond Fund Class B, the contingent deferred sales charge is 4% during the first two years, 3% during the third and fourth years after your purchase, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.


o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30% (0.35% for Delaware New Pacific Fund). Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class
C


o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.


o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.


Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

How to reduce your sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.


----------------------------------------------------------------------------------------------------------------------------
                                                                                Share class
Program                     How it works                       A                      B                    C
----------------------------------------------------------------------------------------------------------------------------
Letter of Intent       Through a Letter of                     X          Although the Letter of Intent and Rights of
                       Intent you agree to                                Accumulation do not apply to the purchase of Class
                       invest a certain amount                            B and C shares, you can combine your purchase of
                       in Delaware Investments                            Class A shares with your purchase of Class B and C
                       Funds (except money                                shares to fulfill your Letter of Intent or qualify
                       market funds with no                               for Rights of Accumulation.
                       sales charge) over a
                       13-month period to
                       qualify for reduced
                       front-end sales charges.

Rights of              You can combine your                    X
Accumulation           holdings or purchases of
                       all funds in the
                       Delaware Investments
                       family (except money
                       market funds with no
                       sales charge) as well as
                       the holdings and
                       purchases of your spouse
                       and children under 21 to
                       qualify for reduced
                       front-end sales charges.

Reinvestment of        Up to 12 months after       For Class A, you       For Class B, your             Not available
redeemed shares        you redeem shares, you      will not have to       account will be
                       can reinvest the            pay an additional      credited with the
                       proceeds with no            front-end sales        contingent deferred
                       additional sales charge.    charge.                sales charge you
                                                                          previously paid on
                                                                          the amount you are
                                                                          reinvesting. Your
                                                                          schedule for
                                                                          contingent deferred
                                                                          sales charges and
                                                                          conversion to Class
                                                                          A will not start
                                                                          over again; it will
                                                                          pick up from the
                                                                          point at which you
                                                                          redeemed your
                                                                          shares.

Simple IRA, SEP        These investment plans                  X          There is no reduction in sales charges for Class B
IRA, SARSEP,           may qualify for reduced                            or Class C shares for group purchases by
Prototype Profit       sales charges by                                   retirement plans.
Sharing, Pension,      combining the purchases
401(k), SIMPLE         of all members of the
401(k), 403(b)(7),     group. Members of these
and 457 Retirement     groups may also qualify
Plans                  to purchase shares
                       without a front-end
                       sales charge and may
                       qualify for a waiver of
                       any contingent deferred
                       sales charges.
----------------------------------------------------------------------------------------------------------------------------

How to buy shares

(GRAPHIC SYMBOL OF ADVISER OMITTED)
Through your financial adviser
Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

(GRAPHIC SYMBOL OF ENVELOPE OMITTED)
By mail
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

(GRAPHIC SYMBOL OF WIRE OMITTED)
By wire
Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014 12893 4013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

(GRAPHIC SYMBOL OF EXCHANGE OMITTED)
By exchange
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

(GRAPHIC SYMBOL OF DELAPHONE OMITTED)
Through automated shareholder services
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.


The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on a Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine each Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.


Retirement plans
In addition to being an appropriate investment for your Individual Retirement Account (IRA), Roth IRA and Education IRA, shares in the Funds may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in these Funds can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

How to redeem shares

(GRAPHIC SYMBOL OF ADVISER OMITTED)
Through your financial adviser
Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

(GRAPHIC SYMBOL OF ENVELOPE OMITTED)
By mail
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

(GRAPHIC SYMBOL OF TELEPHONE OMITTED)
By telephone
You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

(GRAPHIC SYMBOL OF WIRE OMITTED)
By wire
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

(GRAPHIC SYMBOL OF DELAPHONE OMITTED)
Through automated shareholder services
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

How to redeem shares
(continued)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) you will receive the net asset value as determined on the business day we receive your request. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares--not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.


Account minimum
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gift to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, your Fund may redeem your account after 60 days' written notice to you.


Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

------------------------------------------------------------------------------------
            Automatic   The Automatic Investing Plan allows you to make regular
       Investing Plan   monthly or quarterly investments directly from your checking account.

       Direct Deposit   With Direct Deposit you can make additional investments
                        through payroll deductions, recurring government or private payments such as social security or direct transfers from
                        your bank account.

Wealth Builder Option   With the Wealth Builder Option you can arrange automatic
                        monthly exchanges between your shares in one or more
                        Delaware Investments funds. Wealth Builder exchanges are
                        subject to the same rules as regular exchanges (see below)
                        and require a minimum monthly exchange of $100 per fund.

Special services
(continued)

------------------------------------------------------------------------------------
             Dividend   Through our Dividend Reinvestment Plan, you can have your
    Reinvestment Plan   distributions reinvested in your account or the same share class in another fund in the Delaware Investments family.
                        The shares that you purchase through the Dividend
                        Reinvestment Plan are not subject to a front-end sales
                        charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like
                        classes of shares.

            Exchanges   You can exchange all or part of your shares for shares of
                        the same class in another Delaware Investments fund without paying a sales charge and without paying a contingent
                        deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does
                        not have a sales charge you will pay any applicable sales
                        charges on your new shares. When exchanging Class B and
                        Class C shares of one fund for similar shares in other
                        funds, your new shares will be subject to the same
                        contingent deferred sales charge as the shares you
                        originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange
                        shares, you are purchasing shares in another fund so you
                        should be sure to get a copy of the fund's prospectus and
                        read it carefully before buying shares through an exchange.

        MoneyLine(SM)   Through our MoneyLine(SM) On Demand Service, you or your
    On Demand Service   financial adviser may transfer money between your Fund
                        account and your predesignated bank account by telephone
                        request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum
                        transfer of $25 and a maximum transfer of $50,000. Delaware
                        Investments does not charge a fee for this service; however, your bank may assess one.

        MoneyLine(SM)   Through our MoneyLine(SM) Direct Deposit Service you can have
       Direct Deposit   $25 or more in dividends and distributions deposited
              Service   directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

           Systematic   Through our Systematic Withdrawal Plan you can arrange a
      Withdrawal Plan   regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your
                        account is $5,000 or more, you can make withdrawals of at
                        least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions
and taxes


Dividends, if any, are paid quarterly for Delaware International Equity Fund, Delaware Global Equity Fund and Delaware Global Bond Fund and annually for Delaware Overseas Equity Fund, Delaware New Pacific Fund and Delaware Emerging Markets Fund. Any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.


Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.


We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000


As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Funds consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will be able to predict the effect of Year 2000 on any company or the performance of its securities.


Investments by fund of funds
Delaware International Equity Fund, Delaware Emerging Markets Fund, Delaware New Pacific Fund and Delaware Global Bond Fund accept investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on each Fund and Foundation Funds as a result of these transactions.

Fund companies
The Funds are separate series of the investment companies shown below.

  Delaware Group Global & International Funds
    Delaware International Equity Fund
    Delaware Global Equity Fund
    Delaware Emerging Markets Fund
    Delaware Global Bond Fund
  Delaware Group Adviser Funds
    Delaware Overseas Equity Fund
    Delaware New Pacific Fund


                                                                           45
                                                                           -----

Financial Highlights

                                                                         Class A
--------------------------------------------------------------------------------
The Financial highlights tables are intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918. Information for Delaware Overseas Equity Fund and Delaware New Pacific Fund for the fiscal periods ended on or before October 31, 1996 has been audited by the Funds' previous independent auditors.


                                                                                                            Year Ended
Delaware International                                                                                           11/30
Equity Fund                                                     1999        1998         1997        1996         1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $15.330     $14.650      $14.640     $12.190      $11.920
Income (loss) from investment operations:
Net investment income(2)                                        0.174       0.273        0.220       0.490        0.297
Net realized and unrealized gain (loss) on
   investments and foreign currencies                           0.881       0.957        0.245       2.385        0.628
                                                              -------     -------      -------     -------      -------
Total from investment operations                                1.055       1.230        0.465       2.875        0.925
                                                              -------     -------      -------     -------      -------
Less dividends and distributions:
Dividends from net investment income                           (0.235)     (0.395)      (0.435)     (0.280)      (0.185)
Distributions from net realized gain
    on investments                                               none      (0.155)      (0.020)     (0.145)      (0.470)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.235)     (0.550)      (0.455)     (0.425)      (0.655)
                                                              -------     -------      -------     -------      -------
Net asset value, end of period                                $16.150     $15.330      $14.650     $14.640      $12.190
                                                              =======     =======      =======     =======      =======
Total return(3)                                                 6.97%       8.75%        3.27%(5)   24.22%(5)     8.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $99,671    $122,609     $112,425     $89,177      $62,251
Ratio of expenses to average net assets                         1.86%       1.70%        1.70%       1.85%        2.07%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     1.86%       1.70%        1.71%       1.95%        2.07%
Ratio of net investment income to
   average net assets                                           1.10%       1.80%        1.46%       3.70%        2.57%
Ratio of net investment income to
   average net assets prior to expense
   limitation and expenses paid indirectly                      1.10%       1.80%        1.45%       3.60%        2.57%
Portfolio turnover                                                 3%          5%           8%          9%          21%
-----------------------------------------------------------------------------------------------------------------------


(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(2) Per share information for the years ended November 30, 1996, 1997, 1998 and 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) The ratios of expenses and net investment income to average net assets, portfolio turnover and total return have been omitted as management believes that such ratios and total return for this relatively short period are not meaningful.
(5)  Total return reflects expense limitations in effect during the period.




How to read the                                  Net realized and unrealized gain (loss) on investments
Financial highlights     Net investment income   and foreign currencies
                         --------------------------------------------------------------------------------
                         Net investment          A realized gain on investments occurs when we sell an
                         income includes         investment at a profit, while a realized loss on
                         dividend and            investments occurs when we sell an investment at a
                         interest income         loss. When an investment increases or decreases in
                         earned from a fund's    value but we do not sell it, we record an unrealized
                         securities; it is       gain or loss. The amount of realized gain per share
                         after expenses have     that we pay to shareholders is listed under "Less
                         been deducted.          dividends and distributions-Distributions from net
                                                 realized gain on investments." Realized and unrealized
                                                 gain (loss) on foreign currencies represent changes in
                                                 the U.S. dollar value of assets (including investments)
                                                 and liabilities denominated in foreign currencies as a
                                                 result of changes in foreign currency exchange rates.



   46
-----


                                                           Class B                                                      Class C
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         Period
                                                        Year ended                                       Year Ended    11/29/95(1)
                                                             11/30                                            11/30     through
   1999            1998            1997          1996         1995        1999        1998        1997         1996    11/30/95
-------------------------------------------------------------------     -------------------------------------------------------
$ 15.280        $ 14.560        $ 14.560       $12.130     $ 11.900     $15.260     $14.540     $14.540     $12.190     $12.240

   0.063           0.168           0.114         0.398        0.278       0.063       0.167       0.114       0.400        none

   0.877           0.962           0.246         2.377        0.567       0.877       0.963       0.246       2.375      (0.050)
--------        --------        --------       -------     --------     -------     -------     -------     -------     -------
   0.940           1.130           0.360         2.775        0.845       0.940       1.130       0.360       2.775      (0.050)
--------        --------        --------       -------     --------     -------     -------     -------     -------     -------
  (0.130)         (0.255)         (0.340)       (0.200)      (0.145)     (0.130)     (0.255)     (0.340)     (0.280)       none

    none          (0.155)         (0.020)       (0.145)      (0.470)       none      (0.155)     (0.020)     (0.145)       none
--------        --------        --------       -------     --------     -------     -------     -------     -------     -------
  (0.130)         (0.410)         (0.360)       (0.345)      (0.615)     (0.130)     (0.410)     (0.360)     (0.425)       none
--------        --------        --------       -------     --------     -------     -------     -------     -------     -------
$ 16.090        $ 15.280        $ 14.560       $14.560     $ 12.130     $16.070     $15.260     $14.540     $14.540     $12.190
========        ========        ========       =======     ========     =======     =======     =======     =======     =======
   6.21%           8.03%           2.54%(5)     23.38%(5)     7.46%       6.22%       8.04%       2.54%(5)    23.39%(5)        (4)

$ 36,997        $ 37,775        $ 31,914       $10,878     $  3,471     $14,369     $14,076     $11,811     $ 1,909     $    5
   2.56%           2.40%           2.40%         2.55%        2.77%       2.56%       2.40%       2.40%       2.55%           (4)

   2.56%           2.40%           2.41%         2.65%        2.77%       2.56%       2.40%       2.41%       2.65%           (4)

   0.40%           1.10%           0.76%         3.00%        1.87%       0.40%       1.10%       0.76%       3.00%           (4)

   0.40%           1.10%           0.75%         2.90%        1.87%       0.40%       1.10%       0.75%       2.90%           (4)
      3%              5%              8%            9%          21%          3%          5%          8%          9%           (4)



                                                                        Ratio of expenses to
Net asset value (NAV)    Total return           Net assets              average net assets
---------------------------------------------------------------------------------------------
This is the value of     This represents the    Net assets represent    The expense ratio is
a mutual fund share,     rate that an           the total value of      the percentage of
calculated by            investor would have    all the assets in a     net assets that a
dividing the net         earned or lost on an   fund's portfolio,       fund pays annually
assets by the number     investment in a        less any                for operating
of shares                fund. In calculating   liabilities, that       expenses and
outstanding.             this figure for the    are attributable to     management fees.
                         financial highlights   that class of the       These expenses
                         table, we include      fund.                   include accounting
                         applicable fee                                 and administration
                         waivers, exclude                               expenses, services
                         front-end and                                  for shareholders,
                         contingent deferred                            and similar
                         sales charges, and                             expenses.
                         assume the
                         shareholder has
                         reinvested all
                         dividends and
                         realized gains.



                                                                           47
                                                                           -----


                                                                                                          Class A
--------------------------------------------------------------------------------------------------------------------
                                                                                                           Period
                                                                                                      12/27/94(1)
                                                                                                          through
Delaware Global Equity Fund                    1999           1998           1997            1996        11/30/95
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $13.600     $   14.050     $   13.310     $    11.900     $   10.000
Income (loss) from investment operations:
Net investment income(3)                       0.130          0.289          0.437           0.493          0.301
Net realized and unrealized gain (loss) on
   investments and foreign currencies          0.290          0.826          0.843           1.572          1.839
                                             -------     ----------     ----------     -----------     ----------
Total from investment operations               0.420          1.115          1.280           2.065          2.140
                                             -------     ----------     ----------     -----------     ----------
Less dividends and distributions:
Dividends from net investment income          (0.120)        (0.335)        (0.490)         (0.385)        (0.240)
Distributions from net realized gain
   on investments                             (0.680)        (1.230)        (0.050)         (0.270)          none
                                             -------     ----------     ----------     -----------     ----------
Total dividends and distributions             (0.800)        (1.565)        (0.540)         (0.655)        (0.240)
                                             -------     ----------     ----------     -----------     ----------
Net asset value, end of period               $13.220     $   13.600     $   14.050     $    13.310     $   11.900
                                             =======     ==========     ==========     ===========     ==========
Total return(4)                                3.17%          8.83%          9.91%          18.17%         21.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)      $ 7,386     $    7,329     $    6,939     $    11,878     $    3,122
Ratio of expenses to average net assets        1.85%          1.55%          1.25%           1.25%          1.25%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                    2.32%          1.99%          2.16%           2.72%          7.55%
Ratio of net investment income to
   average net assets                          0.97%          2.17%          3.24%           4.13%          4.75%
Ratio of net investment income (loss) to
   average net assets  prior to expense
   limitation and expenses paid indirectly     0.50%          1.73%          2.33%           2.66%         (1.55%)
Portfolio turnover                               29%            90%            74%             34%            57%


(1) Date of commencement of trading; ratios and total return have been annualized.
(2)  Date of commencement of trading.
(3) Per share information for the years ended November 30, 1997, 1998 and 1999 was based on the average shares outstanding method.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return also reflects expense limitations in effect during the period.
(5) The ratios of expenses and net investment income to average net assets, portfolio turnover and total return have been omitted as management believes that such ratios and total return for this relatively short period are not meaningful.



How to read the          Ratio of net investment income to
Financial highlights     average net assets                         Portfolio turnover rate
(continued)              ---------------------------------------------------------------------------
                         We determine this ratio by dividing net    This figure tells you the
                         investment income by average net assets.   amount of trading activity in
                                                                    a fund's portfolio. For
                                                                    example, a fund with a 50%
                                                                    turnover has bought and sold
                                                                    half of the value of its total
                                                                    investment portfolio during
                                                                    the stated period.


   48
-----

                                                             Class B                                                      Class C
                                                              Period                                                       Period
                                                         12/27/94(1)                                       Year Ended 11/29/95(2)
                                                             through                                           11/30      through
   1999           1998           1997            1996       11/30/95        1999        1998        1997        1996     11/30/95
--------------------------------------------------------------------     --------------------------------------------------------
$13.600        $14.040        $13.300        $ 11.880        $10.000     $13.550     $13.990     $13.250     $11.890      $11.940
  0.036          0.197          0.342           0.379          0.212       0.036       0.197       0.341       0.446         none

  0.294          0.813          0.848           1.606          1.848       0.294       0.813       0.849       1.534       (0.050)
-------        -------        -------        --------        -------     -------     -------     -------     -------      -------
  0.330          1.010          1.190           1.985          2.060       0.330       1.010       1.190       1.980       (0.050)
-------        -------        -------        --------        -------     -------     -------     -------     -------      -------
 (0.060)        (0.220)        (0.400)         (0.295)        (0.180)     (0.060)     (0.220)     (0.400)     (0.350)        none

 (0.680)        (1.230)        (0.050)         (0.270)          none      (0.680)     (1.230)     (0.050)     (0.270)        none
-------        -------        -------        --------        -------     -------     -------     -------     -------      -------
 (0.740)        (1.450)        (0.450)         (0.565)        (0.180)     (0.740)     (1.450)     (0.450)     (0.620)        none
-------        -------        -------        --------        -------     -------     -------     -------     -------      -------
$13.190        $13.600        $14.040        $ 13.300        $11.880     $13.140     $13.550     $13.990     $13.250      $11.890
=======        =======        =======        ========        =======     =======     =======     =======     =======      =======
  2.56%          7.97%          9.18%          17.32%         20.73%       2.57%       8.00%       9.21%      17.33%             (5)

$ 5,044        $ 5,397        $ 4,445        $  4,796        $   613     $ 2,614     $ 3,391     $ 3,094     $ 1,185          $ 5
  2.55%          2.25%          1.95%           1.95%          1.95%       2.55%       2.25%       1.95%       1.95%             (5)

  3.02%          2.69%          2.86%           3.42%          8.25%       3.02%       2.69%       2.86%       3.42%             (5)

  0.27%          1.47%          2.54%           3.43%          4.05%       0.27%       1.47%       2.54%       3.43%             (5)

 (0.20%)         1.03%          1.63%           1.96%         (2.25%)     (0.20%)      1.03%       1.63%       1.96%             (5)
    29%            90%            74%             34%            57%         29%         90%         74%         34%             (5)





                                                                           49
                                                                           -----


                                                                                                                Class A
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             Year Ended
                                                                                                                  10/31
Delaware Overseas Equity Fund                                  1999(1)    1998(1)      1997(1)     1996(2)         1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $8.950     $12.520      $12.390     $11.400      $11.000
Income (loss) from investment operations:
Net investment income (loss)                                    0.075       0.091       (0.060)     (0.060)       0.010
Net realized and unrealized gain (loss) on
   investments and foreign currencies                           0.870      (1.501)       0.960       1.073        0.400
                                                               ------      ------      -------     -------      -------
Total from investment operations                                0.945      (1.410)       0.900       1.013        0.410
                                                               ------      ------      -------     -------      -------
Less dividends and distributions:
Dividends from net investment income                           (0.695)     (0.520)      (0.440)     (0.023)      (0.010)
Distributions from net realized gain
   on investments                                              (1.370)     (1.640)      (0.330)       none         none
                                                               ------      ------      -------     -------      -------
Total dividends and distributions                              (2.065)     (2.160)      (0.770)     (0.023)      (0.010)
                                                               ------      ------      -------     -------      -------
Net asset value, end of period                                 $7.830      $8.950      $12.520     $12.390      $11.400
                                                               ======      ======      =======     =======      =======
Total return(3)                                                13.86%(4)  (12.95%)(4)    7.74%       8.90%4       3.81%4
Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $2,285      $2,034      $10,868     $14,886      $13,018
Ratio of expenses to average net assets                         1.85%       1.83%        1.80%       1.82%        1.85%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     5.31%       3.75%          N/A       2.60%        2.96%
Ratio of net investment income (loss)
   to average net assets                                        0.95%       0.93%       (0.45%)     (0.51%)       0.00%
Ratio of net investment loss to average
   net assets prior to expense limitation
   and expenses paid indirectly                                (2.51%)     (0.99%)         N/A      (1.29%)      (1.11%)
Portfolio turnover                                                 7%         87%          18%         21%           9%
-----------------------------------------------------------------------------------------------------------------------


(1) The average shares outstanding method has been applied for per share information.
(2) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Total return reflects expense limitations in effect during the period.

   50
-----


                                                       Class B                                                         Class C
                                                    Year Ended                                                      Year Ended
                                                         10/31                                                           10/31
1999(1)         1998(1)      1997(1)       1996(2)        1995      1999(1)       1998(1)      1997(1)     1996(2)        1995
-----------------------------------------------------------------  -------------------------------------------------------------
$8.030          $11.540      $11.560       $10.710     $10.400      $ 8.040      $ 11.550      $11.580     $10.730     $10.430

 0.017            0.033       (0.140)       (0.060)     (0.020)       0.017         0.033       (0.140)     (0.060)     (0.060)

 0.753           (1.383)       0.890         0.930       0.350        0.763        (1.383)       0.880       0.930       0.390
------         --------      -------       -------     -------      --------     --------      ------      -------     ------

 0.770           (1.350)       0.750         0.870       0.330        0.780        (1.350)       0.740       0.870       0.330
------         --------      -------       -------     -------      --------     --------      ------      -------     ------

(0.640)          (0.520)      (0.440)       (0.020)     (0.020)      (0.640)       (0.520)      (0.440)     (0.020)     (0.030)

(1.370)          (1.640)      (0.330)         none        none       (1.370)       (1.640)      (0.330)       none        none
------         --------      -------       -------     -------      --------     --------      ------      -------     ------
(2.010)          (2.160)      (0.770)       (0.020)     (0.020)      (2.010)       (2.160)      (0.770)     (0.020)     (0.030)
------         --------      -------       -------     -------      --------     --------      ------      -------     ------

$6.790         $  8.030      $11.540       $11.560     $10.710      $ 6.810      $  8.040      $11.550     $11.580     $10.730
======         ========      =======       =======     =======      =======      ========      =======     =======     =======

12.98%(4)       (13.66%)(4)    6.95%         8.16%(4)    3.19%(4)     13.08%(4)   (13.67%)(4)    6.85%       8.15%(4)   3.16%(4)
$1,018           $1,166       $1,450        $1,208     $ 1,183         $209          $179         $159        $112         $43
 2.55%            2.53%        2.50%         2.50%       2.50%        2.55%         2.53%        2.50%       2.50%       2.50%

 6.01%            4.45%          N/A         3.28%       3.61%        6.01%         4.45%          N/A       3.28%       3.61%

 0.25%            0.23%       (1.16%)       (1.19%)     (0.57%)       0.25%         0.23%       (1.16%)     (1.19%)     (0.62%)

(3.21%)          (1.69%)         N/A        (1.97%)     (1.68%)      (3.21%)       (1.69%)         N/A      (1.97%)     (1.73%)
    7%              87%          18%           21%          9%           7%           87%          18%         21%          9%
-----------------------------------------------------------------  -------------------------------------------------------------


                                                                           51
                                                                           -----


                                                                                                   Class A
----------------------------------------------------------------------------------------------------------
                                                                                                    Period
                                                                                    Year Ended  6/10/96(1)
                                                                                         11/30     through
Delaware Emerging Markets Fund                                   1999        1998         1997    11/30/96
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $6.530     $10.200       $9.970     $10.000
Income (loss) from investment operations:
Net investment income (loss)(2)                                 0.081       0.129        0.062       0.018
Net realized and unrealized gain (loss)
   on investments and foreign currencies                        1.509      (3.174)       0.253      (0.048)
                                                               ------      ------      -------      ------
Total from investment operations                                1.590      (3.045)       0.315      (0.030)
                                                               ------      ------      -------      ------
Less dividends and distributions:
Dividends from net investment income (loss)                    (0.070)     (0.020)      (0.010)       none
Distributions from net realized gain
   on investments                                                none      (0.605)      (0.075)       none
                                                               ------      ------      -------      ------
Total dividends and distributions                              (0.070)     (0.625)      (0.085)       none
                                                               ------      ------      -------      ------
Net asset value, end of period                                 $8.050      $6.530      $10.200      $9.970
                                                               ======      ======      =======      ======
Total return(3)                                                24.74%     (31.66%)       3.19%      (0.30%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $7,815      $5,584       $9,665      $2,518
Ratio of expenses to average net assets                         1.95%       1.96%        2.00%       2.00%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     2.99%       3.91%        3.02%       4.10%
Ratio of net investment income (loss)
   to average net assets                                        1.15%       1.58%        0.52%       0.17%
Ratio of net investment income (loss)
   to average net assets prior to expense
   limitation and expenses paid indirectly                      0.11%      (0.37%)      (0.50%)     (1.93%)
Portfolio turnover                                                17%         47%          65%         36%
-----------------------------------------------------------------------------------------------------------

(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects expense limitations in effect during the period.

   52
-----


                                        Class B                                           Class C
                                         Period                                            Period
                        Year Ended   6/10/96(1)                           Year Ended   6/10/96(1)
                             11/30      through                                11/30      through
  1999            1998        1997     11/30/96        1999         1998        1997     11/30/96
--------------------------------------------------  ---------------------------------------------
$6.440         $10.110    $  9.940      $10.000      $6.430      $10.110    $  9.940      $10.000

 0.029           0.070      (0.020)      (0.051)      0.029        0.068      (0.019)      (0.051)

 1.501          (3.135)      0.265       (0.009)      1.501       (3.143)      0.264       (0.009)
------        --------     -------    ---------      ------     --------     -------     --------
 1.530          (3.065)      0.245       (0.060)      1.530       (3.075)      0.245       (0.060)
------        --------     -------    ---------      ------     --------     -------     --------

 0.010            none        none         none      (0.010)        none        none         none

  none          (0.605)     (0.075)        none        none       (0.605)     (0.075)        none
------        --------     -------    ---------      ------     --------     -------     --------
 0.010          (0.605)     (0.075)        none      (0.010)      (0.605)     (0.075)        none
------        --------     -------    ---------      ------     --------     -------     --------
$7.960        $  6.440     $10.110    $   9.940      $7.950     $  6.430     $10.110     $  9.940
======        ========     =======    =========      ======     ========     =======     ========
23.81%         (32.11%)      2.48%       (0.60%)     23.85%      (32.21%)      2.48%       (0.60%)

$3,671          $2,528      $3,484         $282      $1,565         $884      $1,519         $199
 2.70%            2.70%       2.70%        2.70%       2.70%        2.70%       2.70%       2.70%

 3.69%            4.61%       3.72%        4.80%       3.69%        4.61%       3.72%       4.80%

 0.40%            0.84%     (0.18%)      (0.53%)      0.40%        0.84%      (0.18%)      (0.53%)

(0.59%)         (1.07%)     (1.20%)      (2.63%)     (0.59%)      (1.07%)     (1.20%)      (2.63%)
   17%             47%         65%          36%         17%          47%         65%          36%
--------------------------------------------------  ---------------------------------------------

                                                                           53
                                                                           -----


                                                                                                                        Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Year Ended
                                                                                                                          10/31
Delaware New Pacific Fund                                     1999(1)       1998(1)         1997(1)         1996(2)        1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                             $4.590       $7.320          $9.420        $8.710        $10.440
Income (loss) from investment operations:
Net investment income (loss)                                   (0.039)       0.008          (0.010)       (0.050)        (0.050)
Net realized and unrealized gain (loss) on
   investments and foreign currencies                           2.709       (2.683)         (1.940)        0.769         (1.390)
                                                              -------      -------         -------       -------        -------
Total from investment operations                                2.670       (2.675)         (1.950)        0.719         (1.440)
                                                              -------      -------         -------       -------        -------
Less dividends and distributions:
Dividends from net investment income (loss)                      none       (0.055)         (0.150)       (0.009)          none
Distributions from net realized gain
   on investments                                                none         none            none          none         (0.290)
                                                              -------      -------         -------       -------        -------
Total dividends and distributions                                none       (0.055)         (0.150)       (0.009)        (0.290)
                                                              -------      -------         -------       -------        -------
Net asset value, end of year                                   $7.260       $4.590          $7.320        $9.420        $ 8.710
                                                              =======      =======         =======       =======        =======
Total return(3)                                                58.52%      (36.85%)        (21.15%)        8.26%        (13.99%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $12,113       $5,887         $7,144%       $11,752        $10,353
Ratio of expenses to average net assets                         1.96%        1.90%           1.80%         1.82%          1.85%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     2.57%        3.23%           1.86%         2.77%          3.73%
Ratio of net investment income (loss)
   to average net assets                                       (0.65%)       0.15%          (0.08%)       (0.41%)        (0.60%)
Ratio of net investment loss to average
   net assets prior to expense limitation
   and expenses paid indirectly                                (1.26%)      (1.18%)         (0.14%)       (1.36%)        (2.48%)
Portfolio turnover                                                90%         188%            178%          163%           163%
------------------------------------------------------------------------------------------------------------------------------------

(1) The average shares outstanding method has been applied for per share information.
(2) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return also reflects expense limitations in effect during the period.


                                                          Class B                                                          Class C
--------------------------------------------------------------------     -----------------------------------------------------------
                                                       Year Ended                                                       Year Ended
                                                            10/31                                                            10/31
   1999(1)           1998(1)     1997(1)      1996(2)        1995       1999(1)     1998(1)        1997(1)       1996(2)      1995
--------------------------------------------------------------------     -----------------------------------------------------------
   $4.660            $7.470      $9.680       $9.010      $10.860       $4.550      $7.320         $9.490        $8.830     $10.660

   (0.081)           (0.031)     (0.080)      (0.050)      (0.100)      (0.082)     (0.029)        (0.080)       (0.050)     (0.080)

    2.741            (2.724)     (1.980)       0.730       (1.460)       2.682      (2.686)        (1.940)        0.718      (1.460)
  -------            -------     -------      -------     -------       -------    -------         -------       -------     -------
    2.660            (2.755)     (2.060)       0.680       (1.560)       2.600      (2.715)        (2.020)        0.668      (1.540)
  -------            -------     -------      -------     -------       -------    -------         -------       -------     -------

     none            (0.055)     (0.150)      (0.010)        none         none      (0.055)        (0.150)       (0.008)       none

     none              none        none         none       (0.290)        none        none           none          none      (0.290)
  -------            -------     -------      -------     -------       -------    -------         -------       -------     -------
     none            (0.055)     (0.150)      (0.010)      (0.290)        none      (0.055)        (0.150)       (0.008)     (0.290)
  -------            -------     -------      -------     -------       -------    -------         -------       -------     -------
   $7.320            $4.660      $7.470       $9.680      $ 9.010       $7.150      $4.550         $7.320        $9.490      $8.830
  =======            =======     =======      =======     =======       =======    =======         =======       =======     =======
   57.08%           (37.05%)    (21.72%)       7.54%      (14.56%)      57.14%     (37.18%)       (21.85%)        7.58%     (14.57%)

   $5,654            $2,236      $2,534         $562         $573       $1,093        $130           $129           $44         $17
    2.66%             2.60%       2.50%        2.50%        2.50%        2.66%       2.60%          2.50%         2.50%       2.50%

    3.27%             3.93%       2.56%        3.45%        4.38%        3.27%       3.93%          2.56%         3.45%       4.38%

   (1.35%)           (0.55%)     (0.77%)      (1.09%)      (1.20%)      (1.35%)     (0.55%)        (0.77%)       (1.09%)     (1.02%)

   (1.96%)           (1.88%)     (0.83%)      (2.04%)      (3.08%)      (1.96%)     (1.88%)        (0.83%)       (2.04%)     (2.90%)
      90%              188%        178%         163%         163%          90%        188%           178%          163%        163%
--------------------------------------------------------------------     -----------------------------------------------------------


                                                                                                                Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Period
                                                                                                Year Ended   12/27/94(1)
                                                                                                     11/30      through
Delaware Global Bond Fund                                        1999        1998         1997        1996     11/30/95
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.940     $10.790      $11.480     $11.230      $10.000
Income (loss) from investment operations:
Net investment income(2)                                        0.560       0.595        0.625       0.755        0.659
Net realized and unrealized gain (loss) on
   investments and foreign currencies                          (0.935)     (0.015)      (0.505)      0.730        1.171
                                                              -------     -------      -------     -------      -------
Total from investment operations                               (0.375)      0.580        0.120       1.485        1.830
                                                              -------     -------      -------     -------      -------
Less dividends and distributions:
Dividends from net investment income                           (0.460)     (0.400)      (0.770)     (0.875)      (0.600)
Distributions from net realized gain
   on investments                                              (0.105)     (0.030)      (0.040)     (0.360)        none
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.565)     (0.430)      (0.810)     (1.235)      (0.600)
                                                              -------     -------      -------     -------      -------
Net asset value, end of period                                $10.000     $10.940      $10.790     $11.480      $11.230
                                                              =======     =======      =======     =======      =======
Total return(3)                                                (3.50%)      5.47%        1.24%      14.35%       18.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $3,944      $4,684       $4,567      $3,467         $889
Ratio of expenses to average net assets                         1.30%       1.25%        1.25%       1.25%        1.25%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     1.54%       1.59%        2.04%       5.00%       12.34%
Ratio of net investment income (loss)
   to average net assets                                        5.34%       5.58%        5.76%       6.82%        7.70%
Ratio of net investment income loss to average
   net assets prior to expense limitation
   and expenses paid indirectly                                 5.10%       5.24%        4.97%       3.07%       (3.39%)
Portfolio turnover                                                90%         93%          76%         42%          98%
------------------------------------------------------------------------------------------------------------------------------------




(1)  Date of commencement of trading.
(2) Per share information for the years ended November 30, 1996, 1997, 1998 and 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return also reflects expense limitations in effect during the period.
(4) The ratios of expenses and net investment income to average net assets, portfolio turnover and total return have been omitted as management believes that such ratios and total return for this relatively short period are not meaningful.


                                                          Class B                                                           Class C
--------------------------------------------------------------------     -----------------------------------------------------------
                                                           Period                                                            Period
                                          Year Ended  12/27/94(1)                                         Year Ended  1  1/29/95(1)
                                               11/30      through                                              11/30        through
     1999              1998        1997         1996     11/30/95         1999        1998           1997          1996    11/30/95
--------------------------------------------------------------------     -----------------------------------------------------------
  $10.930           $10.790     $11.490      $11.230      $10.000      $10.880     $10.740        $11.440       $11.240     $11.330

    0.487             0.520       0.550        0.679        0.565        0.487       0.521          0.551         0.680        none

   (0.927)           (0.020)     (0.511)       0.735        1.205       (0.937)     (0.021)        (0.512)        0.719      (0.036)
  -------           -------     -------      -------      -------      -------     -------        -------       -------      -------
   (0.440)            0.500       0.039        1.414        1.770       (0.450)      0.500          0.039         1.399      (0.036)
  -------           -------     -------      -------      -------      -------     -------        -------       -------      -------

   (0.385)           (0.330)     (0.699)      (0.794)      (0.540)      (0.385)     (0.330)        (0.699)       (0.839)     (0.054)

   (0.105)           (0.030)     (0.040)      (0.360)        none       (0.105)     (0.030)        (0.040)       (0.360)       none
  -------           -------     -------      -------      -------      -------     -------        -------       -------      -------
   (0.490)           (0.360)     (0.739)      (1.154)      (0.540)      (0.490)     (0.360)        (0.739)       (1.199)     (0.054)
  -------           -------     -------      -------      -------      -------     -------        -------       -------      -------
  $10.000           $10.930     $10.790      $11.490      $11.230      $ 9.940     $10.880        $10.740       $11.440      $11.240
  =======           =======     =======      =======      =======      =======     =======        =======       =======      =======
   (4.01%)            4.59%       0.48%       13.51%       18.23%       (4.21%)      4.71%          0.49%        13.51%          (4)

   $1,646            $1,188      $1,081         $707         $115         $681        $539           $703          $118       $    5
    2.00%             1.95%       1.95%        1.95%        1.95%        2.00%       1.95%          1.95%         1.95%          (4)

    2.24%             2.29%       2.74%        5.70%       13.04%        2.24%       2.29%          2.74%         5.70%          (4)

    4.64%             4.88%       5.06%        6.12%        7.00%        4.64%       4.88%          5.06%         6.12%          (4)

    4.40%             4.54%       4.27%        2.37%       (4.09%)       4.40%       4.54%          4.27%         2.37%          (4)
      90%               93%         76%          42%          98%          90%         93%            76%           42%          (4)
--------------------------------------------------------------------     -----------------------------------------------------------

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statements of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of a Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about each of the Funds from your financial adviser.

You can find reports and other information about each Fund EDGAR database on the on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 202.942.8090.


Web site
www.delawareinvestments.com


E-mail
service@delinvest.com

Shareholder Service Center
800.523.1918

Call the Shareholder Service Center:
Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

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oFor information on existing regular investment accounts and retirement plan accounts including wire investments; wire redemptions;
 telephone redemptions and telephone exchanges.

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 day, use this Touch-Tone(R) service.


Delaware Group Global & International Funds
Investment Company Act file number: 811-6324

Delaware Group Adviser Funds
Investment Company Act file number: 811-7972


DELAWARE(SM)
INVESTMENTS
-----------
Philadelphia o London


P-034 [--] PP 02/00

Delaware International
Equity Fund

Delaware Global
Equity Fund

Delaware Overseas
Equity Fund

Delaware New
Pacific Fund

Delaware Emerging
Markets Fund

Delaware Global
Bond Fund

Fund Symbols
                                            CUSIP        NASDAQ
                                            -----        ------
Delaware International Equity Fund
----------------------------------
Class A                                   245914106       DEGIX
Class B                                   245914700       DEIEX
Class C                                   245914858       DEGCX
Delaware Global Equity Fund
---------------------------
Class A                                   245914304       DEGAX
Class B                                   245914809       DGABX
Class C                                   245914874       DGACX
Delaware Overseas Equity Fund
-----------------------------
Class A                                   245917885       DEWGX
Class B                                   245917877       DEWBX
Class C                                   245917869       DEWCX
Delaware New Pacific Fund
-------------------------
Class A                                   245917844       DENPX
Class B                                   245917836       DENBX
Class C                                   245917828       DENCX
Delaware Emerging Markets Fund
------------------------------
Class A                                   245914841       DEMAX
Class B                                   245914833       DEMBX
Class C                                   245914825       DEMCX
Delaware Global Bond Fund
-------------------------
Class A                                   245914205       DGBAX
Class B                                   245914882       DGBBX
Class C                                   245914866       DCBCX

GRAPHIC OMITTED
International and Global Funds



DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London



Delaware International
Equity Fund

Delaware Global
Equity Fund

Delaware Overseas
Equity Fund

Delaware Emerging
Markets Fund

Delaware New
Pacific Fund

Delaware Global
Bond Fund

Institutional Class


Prospectus February 1, 2000




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents

 .................................................................

Fund profiles                                              page 2

Delaware International Equity Fund                              2

Delaware Global Equity Fund                                     4

Delaware Overseas Equity Fund                                   6

Delaware Emerging Markets Fund                                  8

Delaware New Pacific Fund                                      10

Delaware Global Bond Fund                                      12

 .................................................................

How we manage the Funds                                   page 14


Our investment strategies                                      14


The securities we typically invest in                          19

The risks of investing in the Funds                            26

 .................................................................

Who manages the Funds                                     page 30

Investment managers and subadvisers                            30

Portfolio managers                                             30

Fund administration (Who's who)                                33

 .................................................................

About your account                                        page 34

Investing in the Funds                                         34

How to buy shares                                              35

How to redeem shares                                           37

Account minimum                                                38

Exchanges                                                      38

Dividends, distributions and taxes                             38

 .................................................................

Certain management considerations                         page 39

 .................................................................

Financial highlights                                      page 40

Profile: Delaware International Equity Fund

What is the Fund's goal?

   Delaware International Equity Fund seeks long-term growth without undue risk to principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies? The Fund invests primarily in foreign equity securities that provide the potential for capital appreciation and income. At least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three foreign countries. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.

o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.

o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page 26.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware International Equity Fund performed?
--------------------------------------------------------------------------------
Year-by-year total return (Institutional Class)



 -1.36%    24.80%     2.03%    11.75%    20.61%     4.61%     9.35%    14.04%
  1992      1993      1994      1995      1996      1997      1998      1999



This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past eight calendar years, as well as the average annual returns of these shares for the one- and five-year periods and since inception. The Fund's Institutional Class commenced operations on November 9, 1992. Return information for the Class for the periods prior to the time the Class commenced operations is calculated by taking the performance of The Fund's Class A and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The returns reflect voluntary expense caps, if any, in effect during the periods. The returns would be lower without the voluntary caps. There is no longer a cap in place for this Fund. The Fund's past performance is not necessarily an indication of how it will perform in the future.

During the periods illustrated in the bar chart, the Institutional Class' highest quarterly return was 13.53% for the quarter ended December 31, 1998 and its lowest quarterly return was -13.69% for the quarter ended September 30, 1998.






                                                           Average annual returns for periods ending 12/31/99
--------------------------------------------------------------------------------------------------------------
                                                   Institutional                               Morgan Stanley
                                                           Class                        Capital International
                                                                                                   EAFE Index
--------------------------------------------------------------------------------------------------------------
                                            (Inception 10/31/91)
1 year                                                    14.04%                                       27.30%

5 years                                                   11.94%                                       13.15%

Lifetime                                                  10.72%                                       14.94%

The Fund's returns are compared to the performance of the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

What are Delaware International Equity
Fund's fees and expenses?

--------------------------------------------------------------------------------------------------------------
You do not pay sales charges directly       Maximum sales charge (load) imposed on
from your investments when you buy or          purchases as a percentage of offering price               none
sell shares of the Institutional Class.
                                            Maximum contingent deferred sales charge (load)
                                               as a percentage of original purchase price or
                                               redemption price, whichever is lower                      none

                                            Maximum sales charge (load) imposed on
                                               reinvested dividends                                      none

                                            Redemption fees                                              none

                                            Exchange fees(1)                                             none
--------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are          Management fees(2)                                          0.85%
deducted from the Fund's assets.
                                            Distribution and service (12b-1) fees                        none

                                            Other expenses                                              0.75%

                                            Total operating expenses                                    1.60%

--------------------------------------------------------------------------------------------------------------
This example is intended to help you        1 year                                                       $163
compare the cost of investing in the
Fund to the cost of investing in other      3 years                                                      $505
mutual funds with similar investment
objectives. We show the cumulative          5 years                                                      $891
amount of Fund expenses on a
hypothetical investment of $10,000 with     10 years                                                   $1,900
an annual 5% return over the time
shown.(3) This is an example only, and
does not represent future expenses,
which may be greater or less than those
shown here.

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) Reflects a newmanagement fee which became effective on April 15, 1999.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

Profile: Delaware Global Equity Fund


What is the Fund's goal?


   Delaware Global Equity Fund seeks long-term total return. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies? The Fund invests primarily in U.S. and foreign equity securities that provide the potential for capital appreciation and income. Under normal circumstances, we will invest at least 65% of the Fund's total assets in equity securities from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are located or where it generates the majority of its operating income.

To determine how much of the Fund's assets to allocate to international stocks and how much to U.S. stocks, we compare the potential total return of each asset class in the context of our expectations for inflation, economic growth and political stability in various regions.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.

o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.

o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in the stock market or poor performance in specific industries or companies. Because the Fund invests in foreign securities, it will be affected by international investment risks related to currency valuations, political instability, economic instability and lax accounting and regulatory standards.


The Fund is considered "non-diversified" under federal laws that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page 26.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Global Equity Fund performed?


--------------------------------------------------------------------------------
Year-by-year total return (Institutional Class)


  25.08%          15.80%          11.43%           8.85%           6.29%
   1995            1996            1997            1998            1999


This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past five calendar years, as well as the average annual returns of these shares for the one-year and five-year periods and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps. On July 21, 1998, the Fund's name was changed from Global Assets Fund to Global Equity Fund and the Fund's investment focus changed from a mix of foreign and U.S. stocks and bonds to primarily foreign and U.S. stocks.


During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 11.31% for the quarter ended December 31, 1998 and its lowest quarterly return was -9.52% for the quarter ended September 30, 1998.


                                                                      Average annual returns for periods ending 12/31/99
------------------------------------------------------------------------------------------------------------------------
                                                                                 Institutional            Morgan Stanley
                                                                                         Class     Capital International
                                                                                                             World Index
------------------------------------------------------------------------------------------------------------------------
                                                                          (Inception 12/27/94)
1 year                                                                                   6.29%                    25.34%

5 years                                                                                 13.31%                    20.25%

Lifetime                                                                                13.24%                    20.25%


The Fund's returns are compared to the performance of the Morgan Stanley Capital International World Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

What are Delaware Global Equity Fund's
fees and expenses?


---------------------------------------------------------------------------------------------------------------
You do not pay sales charges directly       Maximum sales charge (load) imposed on
from your investments when you buy or          purchases as a percentage of offering price               none
sell shares of the Institutional Class.
                                            Maximum contingent deferred sales charge (load)
                                               as a percentage of original purchase price or
                                               redemption price, whichever is lower                      none

                                            Maximum sales charge (load) imposed on
                                               reinvested dividends                                      none

                                            Redemption fees                                              none

                                            Exchange fees(1)                                             none
---------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are          Management fees(2)                                          0.85%
deducted from the Fund's assets.
                                            Distribution and service (12b-1) fees                        none

                                            Other expenses                                              1.21%

                                            Total annual fund operating expenses                        2.06%

                                            Fee waivers and payments(3)                                (0.51%)

                                            Net expenses                                                1.55%

---------------------------------------------------------------------------------------------------------------
This example is intended to help you        1 year                                                       $158
compare the cost of investing in the
Fund to the cost of investing in other      3 years                                                      $597
mutual funds with similar investment
objectives. We show the cumulative          5 years                                                    $1,062
amount of Fund expenses on a
hypothetical investment of $10,000 with     10 years                                                   $2,349
an annual 5% return over the time
shown(4). This is an example only, and
does not represent future expenses,
which may be greater or less than those
shown here.


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) Reflects a new management fee which became effective on April 1, 1999.
(3) The investment manager has contracted to waive fees and pay expenses through January 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.55% of average daily net assets.
(4) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

Profile: Delaware Overseas Equity Fund

What is the Fund's goal?


     Delaware Overseas Equity Fund seeks to maximize total return (capital appreciation and income). Although the Fund will strive to achieve its goal, there is no assurance that it will.


What are the Fund's main investment strategies? We invest primarily in foreign equity securities which we believe offer capital appreciation potential. We may invest in companies that are located in established or developing countries; however we limit our investments in companies located in developing countries.

In determining what portion of Delaware Overseas Equity Fund's assets should be allocated to a particular country, we consider: how weak or strong the country's currency is, the country's prospects for economic growth compared to other countries, expected levels of inflation, political environment and the range of investment opportunities available in the country.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.

o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value.

o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware Overseas Equity Fund, which invests in developing countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page 26.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Overseas Equity Fund performed?
--------------------------------------------------------------------------------
This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past five calendar years, as well as average annual returns for the one-year and five-year period since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 11.84% for the quarter ended December 31, 1999 and its lowest quarterly return was -13.73% for the quarter ended September 30, 1998.
          Year-by-year total return (Institutional Class)


10.19%       9.88%      2.02%     -6.59%     25.92%
 1995        1996       1997       1998       1999

                              Average annual returns for periods ending 12/31/99


                                                              Morgan Stanley
                                                           Capital International
                              Institutional Class               EAFE Index
--------------------------------------------------------------------------------
                               (Inception 2/3/94)
  1 year                                  25.92%                  27.30%
  5 years                                  7.76%                  13.15%
  Lifetime                                 6.31%                  11.13%

The Fund's returns are compared to the performance of the Morgan Stanley Capital International EAFE Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

What are Delaware Overseas Equity Fund's fees and expenses?




----------------------------------------------------------------------------------------------------------
You do not pay sales charges            Maximum sales charge (load) imposed on
directly from your investments             purchases as a percentage of offering price               none
when you buy or sell shares of          Maximum contingent deferred sales charge (load)
the Institutional Class.                   as a percentage of original purchase price or
                                           redemption price, whichever is lower                      none
                                        Maximum sales charge (load) imposed on
                                           reinvested dividends                                      none
                                        Redemption fees                                              none
                                        Exchange fees(1)                                             none
----------------------------------------------------------------------------------------------------------
Annual fund operating expenses          Management fees(2)                                          0.85%
are deducted from the Fund's assets.    Distribution and service (12b-1) fees                        none
                                        Other expenses                                              4.12%
                                        Total operating expenses(3)                                 4.97%
----------------------------------------------------------------------------------------------------------
This example is intended to help        1 year                                                       $497
you compare the cost of investing       3 years                                                    $1,492
in the Fund to the cost of              5 years                                                    $2,487
investing in other mutual funds         10 years                                                   $4,977
with similar investment objectives.
We show the cumulative amount of
Fund expenses on a hypothetical
investment of $10,000 with an
annual 5% return over the time
shown.(4) This is an example only,
and does not represent future
expenses, which may be greater or
less than those shown here.


(1)  Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2)  Reflects a new management fee which became effective on April 1, 1999.

(3)  The investment manager has agreed to waive fees and pay expenses through October 31, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.70% of average daily net assets. The fees and expenses shown in the table above do not reflect this voluntary expense cap. The table to the right shows operating expenses, reflecting the manager's current fee waivers and payments.

(4)  The Fund's actual rate of return may            Fund expenses including voluntary expense caps in effect through
     be greater or less than the hypothetical      October 31, 2000
     5% return we use here. Also, this             Management fees                                                0.00%
     example assumes that the Fund's total         Distribution and service (12b-1) fees                           none
     operating expenses remain unchanged in        Other expenses                                                 1.70%
     each of the periods we show.                  Total operating expenses                                       1.70%
     In addition, the example does not assume
     the voluntary expense limitation discussed
     in footnote (3).

Profile: Delaware Emerging Markets Fund


What is the Fund's goal?


   Delaware Emerging Markets Fund seeks long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies? The Fund invests primarily in equity securities of issuers from emerging foreign countries. Under normal market conditions, at least 65% of the Fund's total assets will be invested in equity securities of issuers from at least three different countries whose economies are considered to be emerging or developing.

We may invest up to 35% of the Fund's net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. We may invest in fixed-income securities that are denominated in the currencies of emerging market countries. All of these may be high-yield, high risk fixed-income securities.

In selecting investments for the Fund,

o We strive to identify well managed companies that are undervalued based on such factors as assets, earnings, dividends or growth potential.

o In order to compare the value of different stocks, we consider whether the future dividends on a stock are expected to increase faster than, slower than, or in line with the level of inflation. We then estimate what we think the value of those anticipated future dividends would be worth if they were being paid today. We believe this gives us an estimate of the stock's true value. Because many of the countries in which the Fund invests are emerging countries, there may be less information available for us to use in making this analysis than is available for more developed countries.

o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware Emerging Markets Fund, which invests in emerging countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. The value of the Fund's investments and, therefore, the price of the Fund's shares may be more volatile than investments in more developed markets. Because the Fund invests in international securities in developing countries as well as established countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards.

The Fund may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.


The Fund is considered "non-diversified" under federal laws that regulate mutual funds. This means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page 26.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware Emerging Markets Fund performed?
--------------------------------------------------------------------------------
Year-by-year total return (Institutional Class)


  1.58%        -36.19%        55.16%
  1997           1998          1999

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past three calendar years, as well as the average annual returns of these shares for the one-year period and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps in effect during the periods. The returns would be lower without the voluntary caps.


During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 25.48% for the quarter ended June 30, 1999 and its lowest quarterly return was -25.98% for the quarter ended June 30, 1998.

                              Average annual returns for periods ending 12/31/99

                                                      Morgan Stanley Capital
                               Institutional          International Emerging
                                  Class                 Markets Free Index
   1 year                         55.16%                      66.41%
   Lifetime                        0.58%                       1.47%
  (Inception 6/10/96)


The Fund's returns are compared to the performance of the Morgan Stanley Capital International Emerging Markets Free Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.


What are Delaware Emerging Markets
Fund's fees and expenses?


-------------------------------------------------------------------------------------------------------------------
You do not pay sales charges directly        Maximum sales charge (load) imposed on
from your investments when you buy or           purchases as a percentage of offering price                   none
sell shares of the Institutional Class.      Maximum contingent deferred sales charge (load)
                                                as a percentage of original purchase price or
                                                redemption price, whichever is lower                          none
                                             Maximum sales charge (load) imposed on
                                                reinvested dividends                                          none
                                             Redemption fees                                                  none
                                             Exchange fees(1)                                                 none
-------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are           Management fees                                                 1.25%
deducted from the Fund's assets.             Distribution and service (12b-1) fees                            none
                                             Other expenses                                                  1.44%
                                             Total annual fund operating expenses                            2.69%
                                             Fee waivers and payments(2)                                    (0.99%)
                                             Net expenses                                                    1.70%
-------------------------------------------------------------------------------------------------------------------
This example is intended to help you         1 year                                                           $173
compare the cost of investing in the         3 years                                                          $741
Fund to the cost of investing in other       5 years                                                        $1,337
mutual funds with similar investment         10 years                                                       $2,949
objectives. We show the cumulative
amount of Fund expenses on a
hypothetical investment of $10,000 with
an annual 5% return over the time shown.(3)
This is an example only, and does not
represent future expenses, which may be
greater or less than those shown here.

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses through January 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.70% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

Profile: Delaware New Pacific Fund
--------------------------------------------------------------------------------

What is the Fund's goal?

     Delaware New Pacific Fund seeks to maximize long-term capital appreciation. Although the Fund will strive to achieve its goal, there is no assurance that it will.

What are the Fund's main investment strategies? The Fund invests primarily in stocks of companies of all sizes that are located in or have their principal business activities in countries located in the Pacific Basin, such as Australia, China, Hong Kong, Japan, Korea, Malaysia, Philippines, Singapore and Taiwan. The Fund may invest in both established and developing countries. Under normal circumstances we will invest at least 65% of the Fund's net assets in Pacific Basin countries.

In selecting stocks for the portfolio, we look for companies that can benefit from future economic growth in the region. We evaluate both individual companies and individual countries to determine how much of the portfolio should be allocated to companies located there. When evaluating individual companies, we consider the growth prospects for the company and its industry, the financial strength of the company and the quality of its management. We also consider whether the stock appears overvalued or undervalued compared to other stocks in the market or in its industry.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease, sometimes rapidly and unpredictably, according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware New Pacific Fund that invests in developing countries. This Fund will be affected primarily by declines in stock prices, which can be caused by a drop in foreign stock markets or poor performance in specific industries or companies. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to changes in currency valuations, political instability, economic instability, and lax accounting and regulatory standards. For a more complete discussion of risk, please turn to page 26.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

How has Delaware New Pacific Fund performed?
--------------------------------------------------------------------------------


This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past five calendar years, as well as average annual returns for one-year and five-year periods and since inception. The Fund's past performance does not necessarily indicate how it will perform in the future. The Institutional Class' returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 27.05% for the quarter ended December 31, 1999 and its lowest quarterly return was -25.83% for the quarter ended December 31, 1997.


Year-by-year total return (Institutional Class)

 -3.21%         8.20%       -31.53%       -21.83%      75.18%
  1995          1996          1997          1998        1999

--------------------------------------------------------------------------------
Average annual returns for periods ending 12/31/99

                                                                  Morgan
                                                                 Stanley
                                     Institutional Class       Pacific Index
                                     (Inception 2/3/94)

  1 year                                  75.18%                  57.96%
  5 year                                  -0.36%                   2.70%
  Lifetime                                -2.70%                   2.08%

The Fund's returns are compared to the performance of the Morgan Stanley Pacific Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.


What are Delaware New Pacific
Fund's fees and expenses?


------------------------------------------------------------------------------------------------------------------
You do not pay sales charges directly        Maximum sales charge (load) imposed on
from your investments when you buy or           purchases as a percentage of offering price                  none
sell shares of the Institutional Class.      Maximum contingent deferred sales charge (load)
                                                as a percentage of original purchase price or
                                                redemption price, whichever is lower                         none
                                             Maximum sales charge (load) imposed on
                                                reinvested dividends                                         none
                                             Redemption fees                                                 none
                                             Exchange fees(1)                                                none
------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are           Management fees(2)                                             0.85%
deducted from the Fund's assets.             Distribution and service (12b-1) fees                           none
                                             Other expenses                                                 1.44%
                                             Total operating expenses(3)                                    2.29%
------------------------------------------------------------------------------------------------------------------
This example is intended to help you         1 year                                                          $232
compare the cost of investing in the         3 years                                                         $715
Fund to the cost of investing in other       5 years                                                       $1,225
mutual funds with similar investment         10 years                                                      $2,625
objectives. We show the cumulative
amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5%
return over the time shown.(4) This is an
example only, and does not represent
future expenses, which may be greater or
less than those shown here.


(1)  Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2)  Reflects a new management fee which became effective on April 1, 1999.
(3)  The investment manager has agreed to waive fees and pay expenses through October 31, 2000 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 2.00% of average daily net assets. The fees and expenses shown in the table do not reflect this voluntary expense cap. The table to the right shows operating expenses, reflecting the manager's current fee waivers and payments.
(4)  The Fund's actual rate of return may
     be greater or less than the hypothetical     Fund expenses including voluntary expense caps in effect through
     5% return we use here. Also, this            October 31, 2000
     example assumes that the Fund's total        ----------------------------------------------------------------
     operating expenses remain unchanged in       Management fees                                            0.56%
     each of the periods we show. This example    Distribution and service (12b-1) fees                       none
     does not reflect the voluntary expense       Other expenses                                             1.44%
     limitation discussed in footnote 3.          Total operating expenses                                   2.00%

Profile: Delaware Global Bond Fund


What is the Fund's goal?
     Delaware Global Bond Fund seeks to achieve current income consistent with preservation of principal. Although the Fund will strive to achieve its goal, there is no assurance that it will.


What are the Fund's main investment strategies? Delaware Global Bond Fund invests primarily in fixed-income securities that may also provide the potential for capital appreciation. The Fund is a global fund. Therefore, at least 65% of the Fund's total assets will be invested in fixed-income securities of issuers from at least three different countries, one of which may be the United States. An issuer is considered to be from the country where it is located, where the majority of its assets are or where it generates the majority of its operating income.

In selecting investments for the Fund,

o We strive to identify fixed-income securities that provide high income potential.

o In order to compare the value of different fixed-income securities, even those issued in different countries, we look at the value of anticipated future interest and principal payments, taking into consideration what we think the inflation rate in that country will be. We then estimate what we think the value of those anticipated future payments would be worth if they were being paid today. We believe this gives us an estimate of a bond's true value.

o We generally prefer to purchase securities in countries where the currency is undervalued or fair-valued compared to other countries because these securities may offer greater return potential. We attempt to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Fund shares will increase and decrease according to changes in the value of the Fund's investments. These fluctuations can be even more pronounced for funds like Delaware Global Bond Fund, which invests in developing countries. The Fund's investments normally decrease when there are declines in bond prices, which can be caused by a drop in the bond market, an adverse change in interest rates or an adverse situation affecting the issuer of the bond. Because the Fund invests in international securities in both established and developing countries, it will be affected by international investment risks related to currency valuations, political instability, economic instability, or lax accounting and regulatory standards. The Fund may invest in high-yield, high risk foreign fixed-income securities, which are subject to substantial risks, particularly during periods of economic downturns or rising interest rates.


The Fund is considered "non-diversified" under federal laws that regulate mutual funds. This means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on the Fund's investments may affect a larger portion of its overall assets and subject the Fund to greater risks. For a more complete discussion of risk, please turn to page 26.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

   12
-----

How has Delaware Global Bond Fund performed?


Year-by-year total return (Institutional Class)

          1995      21.23%
          1996      12.20%
          1997       0.91%
          1998       7.61%
          1999      -3.46%

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class have varied over the five calendar years, as well as the average annual returns of these shares for the one-year and five-year periods and since inception. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.


During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 5.83% for the quarter ended June 30, 1995 and its lowest quarterly return was -2.86% for the quarter ended March 31, 1997.


Average annual returns for periods ending 12/31/99


                                      Institutional         Salomon Smith Barney
                                              Class             World Government
                                                                      Bond Index
                               (Inception 12/27/94)


 1 year                                      -3.46%                       -5.07%
 5 year                                       7.36%                        5.90%
 Lifetime                                     7.34%                        6.08%


The Fund's returns are compared to the performance of the Salomon Smith Barney World Government Bond Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding the securities.

What are Delaware Global Bond Fund's
fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
You do not pay sales charges directly from your investments      Maximum sales charge (load) imposed on
when you buy or sell shares of the Institutional Class.             purchases as a percentage of offering price               none
                                                                 Maximum contingent deferred sales charge (load)
                                                                    as a percentage of original purchase price or
                                                                 redemption price, whichever is lower                         none
                                                                 Maximum sales charge (load) imposed on
                                                                    reinvested dividends                                      none
                                                                 Redemption fees                                              none
                                                                 Exchange fees(1)                                             none
------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are deducted from the             Management fees                                              0.75%
Fund's assets.                                                   Distribution and service (12b-1) fees                        none
                                                                 Other expenses                                               0.49%
                                                                 Total annual fund operating expenses                         1.24%
                                                                 Fee waivers and payments(2)                                 (0.24%)
                                                                 Net expenses                                                 1.00%
------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you compare the                 1 year                                                       $102
cost of investing in the Fund to the cost of                     3 years                                                      $370
investing in other mutual funds with similar                     5 years                                                      $658
investment objectives. We show the cumulative                    10 years                                                   $1,479
amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5% return
over the time shown.(3) This is an example only,
and does not represent future expenses, which may
be greater or less than those shown here.


(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.


(2) The investment manager has contracted to waive fees and pay expenses through January 31, 2001 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.00% of average daily net assets.


(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year period and the total operating expenses without expense waivers for years two through 10.

                                                                           13
                                                                           -----

How we manage the Funds

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. Following are descriptions of how the portfolio managers pursue the Funds' investment goals.


The investment objective of each Fund described in this Prospectus is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If an objective were changed, we would notify shareholders before the change became effective.


Delaware International Equity Fund


Delaware International Equity Fund seeks long-term growth without undue risk to principal. We invest primarily in equity securities, including common stocks, which provide the potential for capital appreciation and income. Our strategy would commonly be described as a value strategy. That is, we strive to purchase stocks that are selling for less than their true value. In order to estimate what a security's true value is, we evaluate its future income potential, taking into account the impact both currency fluctuations and inflation might have on that income stream. We then determine what that income would be worth if paid today. That helps us decide what we think the security is worth today. We then compare our estimate of the security's value to its current price to determine if it is a good value.


We use income as an indicator of value because we believe it allows us to compare securities across different sectors and different countries--all using one measurement standard. We can even use this analysis to compare stocks to bonds.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

How to use
this glossary

The glossary includes
definitions of             Glossary A-C      Amortized cost                                                   Average maturity
investment terms used                        --------------------------------------------------------------------------------------
throughout the                               Amortized cost is a method used to value a fixed-income          An average of when
Prospectus. If you                           security that starts with the face value of the security and     the individual bonds
would like to know                           then adds or subtracts from that value depending on whether      and other debt
the meaning of an                            the purchase price was greater or less than the value of the     securities held in a
investment term that                         security at maturity. The amount greater or less than the        portfolio will
is not explained in                          par value is divided equally over the time remaining until       mature.
the text please check                        maturity.
the glossary.

   14
-----

We may purchase securities in any foreign country, developed or emerging; however, we currently anticipate investing in Australia, Belgium, Canada, Finland, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Singapore, Spain, Switzerland and the United Kingdom. This is a representative list; the Fund may also invest in countries not listed here. We may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.


We generally maintain a long-term focus in the Fund, seeking companies that we believe will perform well over the next three to five years.

Delaware Global Equity Fund

Delaware Global Equity Fund seeks long-term total return. We invest in U.S. and foreign equity securities, including common stocks, that provide the potential for capital appreciation and income. We invest primarily in developed markets; however, we may purchase securities in emerging markets. We may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.

To determine how much of the Fund's assets to allocate to international stocks and how much to U.S. stocks, we compare the potential total return of each asset class in the context of our expectations for inflation, economic growth, and political stability in various regions.

In selecting foreign stocks for the Fund, we follow the same investment strategy as Delaware International Equity Fund. We generally look for securities that are undervalued based on our analysis of their future income stream.

The Fund may also seek to achieve growth by investing up to 35% of its assets in income producing debt securities such as U.S. or foreign government bonds or corporate bonds. As a general policy, the Fund only invests in debt securities when we believe they offer better long-term potential returns with less risk than investments in equity securities. We apply our analysis of future income potential to both stocks and bonds in order to decide whether any portion of the portfolio should be allocated to bonds.


Delaware Overseas Equity Fund

Delaware Overseas Equity Fund seeks to maximize total return. Under normal circumstances, we will invest at least 65% of the value of Delaware Overseas Equity Fund's total assets in securities of issuers located in at least three foreign countries. However, we may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.

The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and market capitalization. The Fund may invest in securities of issuers located in a variety of different foreign countries including: Australia, Austria, Belgium, Brazil, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, India, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, the Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa, Spain, Sweden, Switzerland, Thailand and the United Kingdom. This is a representative list; the Fund may also invest in countries not listed here.



Bond                `                                      Bond ratings                                Capital
--------------------------------------------------------------------------------------------------------------------------
A debt security, like an IOU, issued by a company,         Independent evaluations of                  The amount of
municipality or government agency. In return for           creditworthiness, ranging from              money you invest.
lending money to the issuer, a bond buyer                  Aaa/AAA (highest quality) to D
generally receives fixed periodic interest                 (lowest quality). Bonds rated
payments and repayment of the loan amount on a             Baa/BBB or better are considered
specified maturity date. A bond's price changes            investment grade. Bonds rated Ba/BB
prior to maturity and is inversely related to              or lower are commonly known as junk
current interest rates. When interest rates rise,          bonds. See also Nationally
bond prices fall, and when interest rates fall,            recognized statistical rating
bond prices rise.                                          organization.

                                                                           15
                                                                           -----

Our strategy for Delaware Overseas Equity Fund can best be described as a value strategy. We use the same income-oriented evaluation process to identify attractive undervalued stocks in a variety of countries and regions. To increase the Fund's return potential and also add further diversification opportunities, we may invest up to 40% of the Fund's assets in securities of companies located in emerging market countries or in government securities of emerging market countries.

In deciding how much of the portfolio to allocate to emerging markets, we consider both the total return potential of those markets and the expected level of risk.

We may invest up to 5% of the Fund's assets in securities of issuers that have been in continuous operation for less than three years.

Delaware Emerging Markets Fund

Delaware Emerging Markets Fund seeks long-term capital appreciation. The Fund may invest in a broad range of equity securities, including common stocks. Our primary emphasis will be on the stocks of companies located in or having their principal business in an emerging country.

We consider an "emerging country" to be any country that is:


o generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation;

o classified by the United Nations as developing; or

o included in the International Finance Corporation Free Index or the Morgan Stanley Capital International Emerging Markets Free Index.

Developing or emerging countries include almost every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western and Northern Europe. A representative list of the countries where we may invest includes: Argentina, Botswana, Brazil, Chile, China, Colombia, Czech Republic, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Ivory Coast, Jamaica, Jordan, Kenya, Korea, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. We may invest in other countries, particularly as markets in other emerging countries develop. We may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.


In deciding whether a company is from an emerging country, we evaluate publicly available information and question individual companies to determine if the company meets one of the following criteria:

o the principal trading market for the company's securities is in a country that is emerging;


C-D      Capital appreciation       Capital gains distributions          Commission                            Compounding
         ---------------------------------------------------------------------------------------------------------------------------
         An increase in the value   Payments to mutual fund              The fee an investor pays to a         Earnings on an
         of an investment.          shareholders of profits (realized    financial adviser for investment      investment's previous
                                    gains) from the sale of a fund's     advice and help in buying or          earnings.
                                    portfolio securities. Usually paid   selling mutual funds, stocks, bonds
                                    once a year; may be either           or other securities.
                                    short-term gains or long-term
                                    gains.

   16
-----

o the company generates 50% or more of its annual revenue from operations in emerging countries, even though the company's securities are traded in an established market or in a combination of emerging and established markets; or

o the company is organized under the laws of an emerging market country and has a principal office in an emerging country.

Currently, investing in many emerging countries is not feasible or may involve significant political risks. We focus our investments in emerging countries where we consider the economies to be developing strongly and where the markets are becoming more sophisticated. In deciding where to invest we place particular emphasis on factors such as economic conditions (including growth trends, inflation rates and trade balances), regulatory and currency controls, accounting standards and political and social conditions. We believe investment opportunities may result from an evolving long-term trend favoring market-oriented economies, a trend that may particularly benefit countries having developing markets.

When we evaluate individual companies we strive to apply a value-oriented selection process, similar to what we use for Delaware International Equity Fund, Delaware Global Equity Fund and Delaware Overseas Equity Fund. However, in emerging markets, more of the return is expected to come from capital appreciation rather than income. Thus, there is greater emphasis on the manager's assessment of the company's future growth potential.

The Fund may invest up to 35% of its net assets in high-yield, high risk foreign fixed-income securities. This typically includes so-called Brady Bonds.

Delaware New Pacific Fund

Delaware New Pacific Fund seeks to maximize long-term capital appreciation. It invests primarily in equity securities of companies domiciled or having their principal business activities in countries located in the Pacific Basin.

The Fund will invest in companies of varying sizes, measured by assets, sales and market capitalization. When we evaluate individual companies, we consider the growth prospects for the company and its industry, the financial strength of the company and the quality of its management. We also look at whether the stock appears overvalued or undervalued compared to other stocks in the market or its industry.


While the Fund will generally have investments in companies located in at least three different countries or regions, the Fund may from time to time have investments in only one or a few countries or regions. We may invest more than 25% of the Fund's total assets in the securities of issuers located in the same country.


The Fund may invest up to 35% of its assets in securities of U.S. issuers. In addition, the Fund may invest in short-term debt instruments to meet anticipated day-to-day operating expenses and liquidity requirements. The Fund may invest up to 5% of its assets in the securities of issuers that have been in continuous operation for less than three years.

Consumer Price
Index (CPI)         Contingent deferred sales charge (CDSC)   Corporate bond      Currency exchange rates       Depreciation
---------------------------------------------------------------------------------------------------------------------------------
Measurement of      Fee charged by some mutual funds          A debt security     The price at which one        A decline in an
U.S. inflation;     when shares are redeemed (sold back       issued by a         country's  currency can be    investment's
represents the      to the fund) within a set number of       corporation. See    converted into  another's.    value.
price of a basket   years; an alternative method for          Bond.               This exchange rate varies
of commonly         investors to compensate a financial                           almost daily  according to
purchased goods.    adviser for advice and service,                               a wide range of political,
                    rather than an up-front commission.                           economic, and other factors.

                                                                           17
                                                                           -----

Delaware Global Bond Fund

Delaware Global Bond Fund seeks current income consistent with the preservation of principal. We invest primarily in fixed-income securities that may also provide the potential for capital appreciation.

We may invest in:

o foreign and U.S. government securities;

o debt obligations of foreign and U.S. companies;

o debt securities of supranational entities;


o securities of issuers in emerging market countries, including Brady Bonds, which tend to be of lower quality and more speculative than securities of developed country issuers; and


o zero-coupon bonds.

At the time this Prospectus was prepared we anticipated that for increased safety, a large percentage of Delaware Global Bond Fund's assets would be invested in securities of supranational entities and in U.S. and foreign government securities.


While the Fund may purchase securities of issuers in any foreign country, developed or emerging, we currently anticipate investing in Australia, Belgium, Canada, France, Germany, Hong Kong, Japan, Malaysia, the Netherlands, Singapore, Spain, Switzerland and the United Kingdom, as well as Indonesia, Korea, New Zealand, the Philippines, South Africa, Taiwan and Thailand. This is a representative list; we may also invest in other countries. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country.

Generally, the value of fixed-income securities rises when interest rates decline and declines when interest rates rise. The value of your investment in the Fund will be affected by changes in interest rates. We generally keep the average weighted maturity of the portfolio in the five-to-ten year range. However, if we anticipate a declining interest rate environment, we may extend the average weighted maturity past ten years or if we anticipate a rising rate environment, we may shorten the average weighted maturity to less than five years.


                                 Dividend
D-M     Diversification          distribution             Duration               Expense ratio
        ----------------------------------------------------------------------------------------------------------------------------
        The process of           Payments to mutual       A measurement of a     A mutual fund's total operating expenses,
        spreading                fund shareholders of     fixed-income           expressed as a percentage of its total net assets.
        investments among a      dividends passed         investment's price     Operating expenses are the costs of running a
        number of different      along from the           volatility. The        mutual fund, including management fees, offices,
        securities, asset        fund's portfolio of      larger the number,     staff, equipment and expenses related to
        classes or               securities.              the greater the        maintaining the fund's portfolio of securities and
        investment styles to                              likely price change    distributing its shares. They are paid from the
        reduce the risks of                               for a given change     fund's assets before any earnings are distributed
        investing.                                        in interest rates.     to shareholders.

   18
-----

The securities we typically invest in

Stocks offer investors the potential for capital appreciation, and may pay dividends as well. Fixed-income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. The following chart provides a brief description of the securities that the Funds may invest in. The Funds can hold securities denominated in any currency. Please see the Statement of Additional Information for additional descriptions of these as well as other investments.

------------------------------------------------------------------------------------------------------------------------------------
Securities                               How we use them
------------------------------------------------------------------------------------------------------------------------------------
                    Delaware      Delaware            Delaware            Delaware              Delaware           Delaware
                  International    Global             Overseas            Emerging             New Pacific        Global Bond
                   Equity Fund   Equity Fund         Equity Fund         Markets Fund             Fund               Fund
                  -------------  -----------         -----------         ------------          -----------        -----------
Common stocks:    Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Overseas Equity     Delaware Global Bond
Securities that   Fund, Delaware Emerging Markets Fund and Delaware New Pacific Fund will invest their          Fund typically does
represent         assets in common stocks, some of which will be dividend-paying stocks.                        not invest in common
shares of                                                                                                       stocks.
ownership in a
corporation.
Stockholders
participate in
the corporation's
profits and
losses,
proportionate to
the number of
shares they own.

Corporate bonds:  Although not a principal          Delaware Overseas     Delaware Emerging    Delaware New     Delaware Global Bond
Debt obligations  strategy of the Fund, for         Equity Fund may       Markets Fund may     Pacific Fund     Fund may invest in
issued by U.S. or temporary defensive purposes,     invest up to 40% of   invest in corporate  generally does   corporate bonds,
foreign           the Fund may invest all or a      its assets in         obligations issued   not invest in    generally those
corporations.     substantial portion of its        developing country    by emerging country  corporate bonds. rated A or better by
                  assets in corporate obligations   corporate and         companies. These                      S&P or Moody's or if
                  rated AA or better by S&P and Aa  government bonds      bonds may be high                     unrated, determined
                  or better by Moody's, or if       although it           risk, fixed-income                    to be of comparable
                  unrated, determined to be of      generally does not    securities.                           quality. The Fund
                  comparable quality.               intend to do so. See                                        may also invest in
                                                    "Foreign government   Although not a                        high-yield, high
                  All corporate debt will be rated  securities" on page   principal strategy                    risk emerging
                  AA or better by S&P and Aa or     20.                   of the Funds, for                     markets corporate
                  better by Moody's, or if                                temporary defensive                   bonds.
                  unrated, determined to be of                            purposes, the Fund
                  comparable quality.                                     may invest all or a
                                                                          substantial portion
                            Delaware Global                               of their respective
                            Equity Fund may seek                          assets in corporate
                            to achieve growth by                          obligations rated AA
                            investing up to 35%                           or better by S&P and
                            of its assets in                              Aa or better by
                            debt securities,                              Moody's, or if unrated,
                            including corporate                           determined to be of
                            bonds. Generally,                             comparable quality.
                            Delaware Global
                            Equity Fund will
                            invest in debt
                            securities when we
                            believe they offer
                            better long-term
                            potential returns
                            with less risk than
                            equity investments.
------------------------------------------------------------------------------------------------------------------------------------



Financial adviser       Fixed-income securities    Inflation              Investment goal        Management fee
------------------------------------------------------------------------------------------------------------------------
Financial               With fixed-income          The increase in the    The objective, such    The amount paid by a
professional (e.g.,     securities, the            cost of goods and      as long-term capital   mutual fund to the
broker, banker,         money you originally       services over time.    growth or high         investment adviser
accountant, planner     invested is paid           U.S. inflation is      current income, that   for management
or insurance agent)     back at a                  frequently measured    a mutual fund          services, expressed
who analyzes            pre-specified              by changes in the      pursues.               as an annual
clients' finances       maturity date. These       Consumer Price Index                          percentage of the
and prepares            securities, which          (CPI).                                        fund's average daily
personalized            include government,                                                      net assets.
programs to meet        corporate or
objectives.             municipal bonds, as
                        well as money market
                        securities,
                        typically pay a
                        fixed rate of return
                        (often referred to
                        as interest). See
                        Bond.



------------------------------------------------------------------------------------------------------------------------------------
Securities                               How we use them
------------------------------------------------------------------------------------------------------------------------------------
                       Delaware         Delaware           Delaware       Delaware              Delaware         Delaware
                     International       Global            Overseas       Emerging             New Pacific      Global Bond
                      Equity Fund      Equity Fund        Equity Fund    Markets Fund             Fund             Fund
                     -------------     -----------        -----------    ------------          -----------      -----------
Foreign government                  Delaware Global       Delaware       We may invest a       Delaware New     Delaware Global Bond
securities: Debt                    Equity Fund may seek  Overseas       portion of Delaware   Pacific Fund     Fund will generally
obligations issued                  to achieve growth by  Equity Fund    Emerging Markets      generally does   invest in agencies,
by a government                     investing up to 35%   may invest     Fund's assets in      not invest in    securities issued by
other than the                      of its assets in      up to 40%      foreign governmental  foreign          foreign governments,
United States or by                 foreign governmental  of its         securities issued by  government       their
an agency,                          debt securities.      assets in      emerging or           securities.      instrumentalities or
instrumentality or                  Generally, Delaware   developing     developing                             political
political                           Global Equity Fund    country        countries, which may                   subdivisions that
subdivision of such                 will invest in debt   corporate      be lower rated,                        are rated AAA or AA
governments.                        securities when we    and government including securities                   by S&P or Aaa or Aa
                                    believe they offer    bonds combined rated below                            by Moody's or, if
                                    better long-term      although it    investment grade.                      unrated, considered
                                    potential returns     generally does                                        to be of comparable
                                    with less risk than   not intend to  Although not a                         quality. We may
                                    equity investments.   do so.         principal strategy                     invest a portion of
                                                                         of the Fund, for                       the Fund's assets in
                                                                         temporary defensive                    foreign governmental
                    Although not a principal                             purposes, the Fund                     securities issued by
                    strategy of the Funds, for                           may invest in high                     emerging countries,
                    temporary defensive purposes,                        quality debt                           which may be lower
                    Delaware International Equity                        obligations of                         rated, including
                    Fund and Delaware Global                             foreign governments,                   securities rated
                    Equity Fund may invest all or                        their agencies,                        below investment
                    a substantial portion of their                       instrumentalities                      grade.
                    respective assets in high                            and political
                    quality debt obligations of                          sub-divisions.
                    foreign governments, their
                    agencies, instrumentalities
                    and political sub-divisions.

U.S. government     Although not a principal strategy of the Funds, for temporary              Delaware New     Delaware Global Bond
securities:         defensive purposes Delaware International Equity Fund, Delaware            Pacific Fund     Fund may invest a
Securities issued   Global Equity Fund, Delaware Overseas Equity Fund and Delaware             generally does   significant portion
or guaranteed by    Emerging Markets Fund may invest in U.S. government securities.            not invest in    of its assets in
the U.S.                                                                                       U.S. government  U.S. government
government or                                                                                  securities.      securities. It will
issued by an                                                                                                    invest only in U.S.
agency or                                                                                                       government
instrumentality                                                                                                 obligations,
of the U.S.                                                                                                     including bills,
government.                                                                                                     notes and bonds that
                                                                                                                are issued or
                                                                                                                guaranteed as to the
                                                                                                                payment of principal
                                                                                                                and interest by the
                                                                                                                U.S. government and
                                                                                                                securities of U.S.
                                                                                                                government agencies
                                                                                                                or instrumentalities
                                                                                                                that are backed by
                                                                                                                the full faith and
                                                                                                                credit of the United
                                                                                                                States.
------------------------------------------------------------------------------------------------------------------------------------

M-M
                                                Morgan Stanley
                                                Capital
                                                International EAFE
                                                (Europe, Australia,
Market capitalization     Maturity              Far East) Index
--------------------------------------------------------------------------------
The value of a            The length of time    The Morgan Stanley
corporation               until a bond issuer   Capital
determined by             must repay the        International EAFE
multiplying the           underlying loan       Index is an
current market price      principal to          international index
of a share of common      bondholders.          including stocks
stock by the number                             traded on 16
of shares held by                               exchanges in Europe,
shareholders. A                                 Australia and the
corporation with one                            Far East, weighted
million shares                                  by capitalization.
outstanding and the                             The index is
market price per                                unmanaged and
share of $10 has a                              doesn't include the
market                                          actual costs of
capitalization of                               buying, selling, and
$10 million.                                    holding securities.

------------------------------------------------------------------------------------------------------------------------------------
Securities                               How we use them
------------------------------------------------------------------------------------------------------------------------------------
                       Delaware         Delaware         Delaware            Delaware              Delaware         Delaware
                     International       Global          Overseas            Emerging             New Pacific      Global Bond
                      Equity Fund      Equity Fund      Equity Fund         Markets Fund             Fund             Fund
                     -------------     -----------      -----------         ------------          -----------      -----------

Investment company    Each Fund may hold investment   Delaware Overseas    Delaware Emerging    Delaware New      Delaware Global
securities: In some   company securities if we        Equity Fund may not  Markets Fund may     Pacific Fund      Bond Fund may hold
countries,            believe the country offers      hold investment      hold open-end and    may not hold      closed-end
investments by U.S.   good investment opportunities.  company securities.  closed-end           investment        investment company
mutual funds are      Both Funds would generally                           investment company   company           securities.
generally made by     hold closed-end investment                           securities. Please   securities.
purchasing shares of  companies, but Delaware Global                       see Delaware
investment companies  Equity Fund may also hold                            International Equity
that in turn invest   open-end investment companies.                       Fund and Delaware
in the securities of  These investments involve an                         Global Equity Fund
such countries.       indirect payment of a portion                        for a complete
                      of the expenses of the other                         explanation.
                      investment companies,
                      including their advisory fees.

Foreign currency      Although the Funds value their assets daily in U.S. dollars, they do not intend to convert their holdings of
transactions: A       foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or
forward foreign       sell foreign currencies and/or engage in forward foreign currency exchange transactions. Each Fund may conduct
currency exchange     its foreign currency transactions on a cash basis at the rate prevailing in the foreign currency exchange contract involves an  market or through a forward foreign currency exchange contract or forward contract.
obligation to
purchase or sell a    A Fund may use forward contracts for defensive hedging purposes to attempt to protect the value of the Fund's specific currency on  current security or currency holdings. It may also use forward contracts if it has agreed to sell a security
a fixed future date   and wants to "lock-in" the price of that security, in terms of U.S. dollars. Investors should be aware of the
at a price that is    costs of currency conversion. The Funds will not use forward contracts for speculative purposes.
set at the time of
the contract. The
future date may be
any number of days
from the date of the
contract as agreed
by the parties
involved.

American Depositary   Each Fund may invest in sponsored and unsponsored ADRs, EDRs and GDRs, generally      This is not a
Receipts (ADRs),      focusing on those whose underlying securities are issued by foreign entities.         principal strategy
European Depositary                                                                                         for Delaware Global
Receipts (EDRs), and  To determine whether to purchase a security in a foreign market or through an         Bond Fund.
Global Depositary     ADR, we evaluate the price levels, the transaction costs, taxes and
Receipts (GDRs):      administrative costs involved with each security to identify the most efficient
ADRs are receipts     choice.
issued by a U.S.
depositary (usually
a U.S. bank) and
EDRs and GDRs are
receipts issued by a
depositary outside
of the U.S. (usually
a non-U.S. bank or
trust company or a
foreign branch of a
U.S. bank).
Depositary receipts
represent an
ownership interest
in an underlying
security that is
held by the
depositary.
Generally, the
holder of the
depositary receipt
is entitled to all
payments of
interest, dividends
or capital gains
that are made on the
underlying security.
------------------------------------------------------------------------------------------------------------------------------------

Morgan Stanley
Capital                Morgan Stanley
International          Capital
Emerging Markets       International World            Morgan Stanley
Free Index             Index                          Pacific Index
--------------------------------------------------------------------------------
The Morgan Stanley     The Morgan Stanley             A total return
International          Capital                        index, reported in
Emerging Markets       International World            U.S. dollars, based
Free Index is a U.S.   Index is an                    on share prices and
dollar denominated     international index            reinvested gross
index comprised of     that includes stocks           dividends of
stocks of countries    traded in Europe,              approximately 500
with below average     Australia, the Far             companies (only
per capita GDP as      East, plus the U.S.,           those securities
defined by the World   Canada and South               deemed sufficiently
Bank, foreign          Africa, weighted by            liquid for trading
ownership              capitalization.                by investors) from
restrictions, a tax                                   the following 6
regulatory                                            countries:
environment, and                                      Australia, Hong
greater perceived                                     Kong, Japan,
market risk than in                                   Malaysia, New
the developed                                         Zealand and
countries. Within                                     Singapore.
this index, MSCI
aims to capture an
aggregate of 60% of
local market
capitalization.

------------------------------------------------------------------------------------------------------------------------------------
Securities                               How we use them
------------------------------------------------------------------------------------------------------------------------------------
                       Delaware         Delaware         Delaware            Delaware              Delaware         Delaware
                     International       Global          Overseas            Emerging             New Pacific      Global Bond
                      Equity Fund      Equity Fund      Equity Fund         Markets Fund             Fund             Fund
                     -------------     -----------      -----------         ------------          -----------      -----------
Supranational         The Funds do not invest in these entities.                                                  We anticipate
entities: Debt                                                                                                    investing a large
securities of                                                                                                     percentage of
supranational                                                                                                     Delaware Global
entities may be                                                                                                   Bond Fund's assets
denominated in any                                                                                                in debt securities
currency. These                                                                                                   of supranational
securities are                                                                                                    entities.
typically of
high-grade quality.
A supranational
entity is an entity
established or
financially
supported by the
national governments
of one or more
countries to promote
reconstruction or
development. The
International Bank
for Reconstruction
and Development
(more commonly known
as the World Bank)
would be one example
of a supranational
entity.

Zero coupon bonds:    Delaware         Delaware Global Equity Fund     Delaware Emerging  Delaware New Pacific    Delaware Global
Zero coupon bonds     International    and Delaware Overseas Equity    Markets Fund may   Fund does not invest    Bond Fund may
are debt obligations  Equity Fund      Fund do not invest in these     invest in zero     in these securities.    invest in zero
that do not entitle   typically does   securities.                     coupon bonds.                              coupon bonds.
the holder to any     not invest in
periodic payments of  these
interest before       securities.
maturity or a
specified date when
the securities begin
paying current
interest. Therefore,
they are issued and
traded at a discount
from their face
amounts or par
value. The market
prices of zero
coupon bonds are
generally more
volatile than the
market prices of
securities that pay
interest
periodically and are
likely to respond to
changes in interest
rates to a greater
degree than do
non-zero coupon
securities having
similar maturities
and credit quality.
------------------------------------------------------------------------------------------------------------------------------------

N-R

NASD Regulation, Inc.    Nationally recognized statistical  Net asset value
(NASD)                   rating organization (NRSRO)        (NAV)
A self-regulating        A company that                     The daily dollar
organization,            assesses the credit                value of one mutual
consisting of            quality of bonds,                  fund share. Equal to
brokerage firms          commercial paper,                  a fund's net assets
(including               preferred and common               divided by the
distributors of          stocks and municipal               number of shares
mutual funds), that      short-term issues,                 outstanding.
is responsible for       rating the
overseeing the           probability that the
actions of its           issuer of the debt
members.                 will meet the
                         scheduled interest
                         payments and repay
                         the principal.
                         Ratings are
                         published by such
                         companies as Moody's
                         Investors Service,
                         Inc. (Moody's),
                         Standard & Poor's
                         Ratings Group (S&P),
                         Duff & Phelps, Inc.
                         (Duff), and Fitch
                         IBCA, Inc. (Fitch).

------------------------------------------------------------------------------------------------------------------------------------
Securities                               How we use them
------------------------------------------------------------------------------------------------------------------------------------
                       Delaware         Delaware         Delaware         Delaware           Delaware              Delaware
                     International       Global          Overseas         Emerging          New Pacific           Global Bond
                      Equity Fund      Equity Fund      Equity Fund      Markets Fund          Fund                  Fund
                     -------------     -----------      -----------      ------------       -----------           -----------
Brady Bonds: These   Delaware International Equity Fund,              Delaware Emerging     Delaware New        Delaware Global Bond
are debt securities  Delaware Global Equity Fund and Delaware         Markets Fund may      Pacific Fund        Fund may invest in
issued under the     Overseas Equity Fund do not invest in            invest in Brady       does not invest     Brady Bonds. Please
framework of the     these securities.                                Bonds. We believe     in Brady Bonds.     see Delaware
Brady Plan, an                                                        that the economic                         Emerging Markets
initiative for                                                        reforms undertaken                        Fund to the left for
debtor nations to                                                     by countries in                           a complete
restructure their                                                     connection with the                       explanation.
outstanding external                                                  issuance of Brady
indebtedness                                                          Bonds can make the
(generally,                                                           debt of countries
commercial bank                                                       that have issued or
debt). Brady Bonds                                                    have announced plans
tend to be of lower                                                   to issue these bonds
quality and more                                                      a viable opportunity
speculative than                                                      for investment.
securities of
developed country
issuers.

High-yield, high     Delaware International Equity Fund,              Delaware Emerging     Delaware New        Delaware Global Bond
risk fixed-income    Delaware Global Equity Fund and Delaware         Markets Fund may      Pacific Fund        Fund may invest a
securities:          Overseas Equity Fund do not invest in            invest up to 35% of   does not invest     portion of its
Securities that are  these securities.                                its net assets, in    in these            assets in these
rated lower than                                                      high-yield, high      securities.         securities.
BBB by S&P or Baa                                                     risk foreign
by Moody's, or if                                                     fixed-income
unrated, of equal                                                     securities.
quality. These
securities may be
issued by companies
or governments of
emerging or
developing
countries, which may
be less
creditworthy. The
risk that these
companies or
governments may not
be able to make
interest or
principal payments
is substantial.

Restricted           We may invest in privately placed securities that are eligible for resale only among certain institutional
securities:          buyers without registration, including Rule 144A Securities.
Privately placed
securities whose
resale is restricted
under securities
law.



Illiquid securities: Delaware International Equity Fund,              Delaware Emerging     Delaware New Pacific Fund and Delaware
Securities that      Delaware Global Equity Fund and Delaware         Markets Fund may      Global Bond Fund may invest up to 10% of
cannot be sold or    Overseas Equity Fund may invest up to            invest up to 15% of   net assets in illiquid securities.
disposed of in the   10% of net assets in illiquid                    net assets in
ordinary course of   securities.                                      illiquid securities.
business, within
seven days, at
approximately the
price at which a
fund has valued
them.
------------------------------------------------------------------------------------------------------------------------------------


Preferred stock       Price-to-earnings ratio    Principal             Prospectus            Redeem
Preferred stock has   A measure of a             Amount of money you   The official          To cash in your
preference over       stock's value              invest (also called   offering document     shares by selling
common stock in the   calculated by              capital). Also        that describes a      them back to the
payment of dividends  dividing the current       refers to a bond's    mutual fund,          mutual fund.
and liquidation of    market price of a          original face value,  containing
assets. Preferred     share of stock by          due to be repaid at   information required
stocks also often     its annual earnings        maturity.             by the SEC, such as
pay dividends at a    per share. A stock                               investment
fixed rate and are    selling for $100 per                             objectives,
sometimes             share with annual                                policies, services
convertible into      earnings per share                               and fees.
common stock.         of $5 has a P/E of
                      20.

------------------------------------------------------------------------------------------------------------------------------------
Securities                               How we use them
------------------------------------------------------------------------------------------------------------------------------------
                       Delaware         Delaware              Delaware              Delaware           Delaware         Delaware
                     International       Global               Overseas              Emerging          New Pacific      Global Bond
                      Equity Fund      Equity Fund           Equity Fund           Markets Fund          Fund              Fund
                     -------------     -----------           -----------           ------------       -----------      -----------

Repurchase           Typically, we use repurchase agreements as a short-term investment for a Fund's cash position. In order to
agreements: An       enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price.
agreement between a  The Funds will only enter into repurchase agreements in which the collateral is composed of U.S. government
buyer, such as a     securities.
fund, and a seller
of securities in
which the seller
agrees to buy the
securities back
within a specified
time at the same
price the buyer paid
for them, plus an
amount equal to an
agreed upon interest
rate. Repurchase
agreements are often
viewed as equivalent
to cash.

Other securities:     Delaware          Delaware Global      Delaware Overseas     Delaware          Delaware New      Delaware
Each Fund is          International     Equity Fund may      Equity Fund may       Emerging          Pacific Fund      Global Bond
permitted to invest   Equity Fund may   invest in preferred  invest in all types   Markets Fund      may invest in     Fund may
in other securities   invest in         stocks, convertible  of securities with    may invest in     all types of      invest in
that are listed       preferred stocks, securities,          equity                preferred stocks, securities with   futures and
here. More            convertible       warrants, futures    characteristics,      convertible       equity            options. The
information about     securities,       and options.         including trust or    securities,       characteristics,  Fund may also
these securities      warrants,                              limited partnership   warrants, futures including trust   invest in
can be found in       futures and                            interests, preferred  and options.      or limited        interest rate
the Statement of      options.                               stocks, rights,                         partnership       swaps.
Additional                                                   warrants and                            interests,
Information.                                                 convertible                             preferred stocks,
                                                             securities. The Fund                    rights and warrants
                                                             may hold futures and                    and convertible
                                                             options. The Fund                       securities. The
                                                             may also invest in                      Fund may also hold
                                                             swaps.                                  futures and options.
                                                                                                     The Fund may also
                                                                                                     invest in swaps.
------------------------------------------------------------------------------------------------------------------------------------


R-S

                                              Salomon Smith Barney World
Risk                   Sales charge           Government Bond Index
--------------------------------------------------------------------------------
Generally defined as   Charge on the          The World Government
variability of         purchase or            Bond Index is a
value; also credit     redemption of fund     market-capitalization
risk, inflation        shares sold through    weighted benchmark
risk, currency and     financial advisers.    that tracks the
interest rate risk.    May vary with the      performance of the
Different              amount invested.       18 Government bond
investments involve    Typically used to      markets of
different types and    compensate advisers    Australia, Austria,
degrees of risk.       for advice and         Belgium, Canada,
                       service provided.      Denmark, Finland,
                                              France, Germany,
                                              Ireland, Italy,
                                              Japan, the
                                              Netherlands,
                                              Portugal, Spain,
                                              Sweden, Switzerland,
                                              the United Kingdom
                                              and the United
                                              States.

Portfolio turnover Each Fund (other than Delaware New Pacific Fund) anticipates that its annual portfolio turnover will be less than 100%. A turnover rate of 100% would occur if a Fund sold and replaced securities valued at 100% of its net assets within one year. High turnover in a Fund could result in additional brokerage commissions to be paid by the Fund and higher tax liability for the Fund.

Borrowing from banks Each Fund may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets.

Securities lending Each Fund may loan up to one-quarter (one-third, in the case of Delaware New Pacific Fund and Delaware Overseas Equity Fund) of its assets to qualified broker/dealers or institutional investors to generate additional income for the Fund. All such loans will be secured by collateral.


Purchasing securities on a when-issued or delayed delivery basis Delaware New Pacific Fund and Delaware Overseas Equity Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. Each Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions For temporary defensive purposes, Delaware International Equity Fund, Delaware Global Equity Fund and Delaware Emerging Markets Fund may each invest all or a substantial portion of their assets in high quality debt instruments of foreign governments, the U.S. government, or foreign or U.S. companies. Also, for temporary defensive purposes, Delaware Overseas Equity Fund may invest a substantial portion of its assets in cash or cash equivalent investments or in U.S. securities, and Delaware New Pacific Fund may invest up to 100% of its assets in money market instruments, cash or cash equivalents. To the extent that a Fund does so, the Fund may be unable to meet its investment objective.




SEC (Securities                                                                          Additional
and Exchange                                 Signature              Standard             Information
Commission)            Share classes         guarantee              deviation            (SAI)                 Stock
------------------------------------------------------------------------------------------------------------------------------------
Federal agency         Different             Certification by       A measure of an      The document          An investment
established by         classifications       a bank,                investment's         serving as            that  represents
Congress to            of shares;            brokerage firm         volatility; for      "Part B" of a         a share of
administer the         mutual fund           or other               mutual funds,        fund's prospectus     ownership
laws governing         share classes         financial              measures how         that provides         (equity) in a
the securities         offer a variety       institution            much a fund's        more detailed         corporation.
industry,              of sales charge       that a                 total return has     information           Stocks are often
including mutual       choices.              customer's             typically varied     about the fund's      referred to as
fund companies.                              signature is           from its             organization,         "equities."
                                             valid; signature       historical           investments,
                                             guarantees can         average.             policies and
                                             be provided by                              risks.
                                             members of the
                                             STAMP program.


                                                                           25
                                                                           -----

The risks of investing
in the Funds
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund you should carefully evaluate the risks. An investment in the Funds typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Funds. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.


------------------------------------------------------------------------------------------------------------------------------------
Risks                                              How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                          Delaware      Delaware     Delaware
                           Inter-       Global      Overseas               Delaware          Delaware              Delaware
                          national      Equity       Equity                Emerging         New Pacific          Global Bond
                         Equity Fund     Fund         Fund                MarketsFund          Fund                  Fund
                         -----------------------------------------------------------------------------------------------------------
Market risk is the       We maintain a long-term investment approach and focus on stocks we believe can appreciate over an extended
risk that all or a       time frame regardless of interim market fluctuations. In deciding what portion of a Fund's portfolio
majority of the          should be invested in any individual country, we evaluate a variety of factors, including opportunities
securities in a          and risks relative to other countries.
certain market--
like the stock or        In addition, for        For temporary           Same as for       For temporary       As part of the
bond market--or in       temporary defensive     defensive purposes,     Delaware          defensive           Delaware Global
a certain country        purposes, the Funds     Delaware                International     purposes,           Bond Fund's
or region will           may invest all or a     Overseas Equity         Equity Fund and   Delaware New        principal investment
decline in value         substantial portion     Fund may invest a       Delaware Global   Pacific Fund may    strategy, the Fund
because of factors       of their assets in      substantial portion     Equity Fund as    invest up to        may invest in
such as economic         high quality debt       of its assets in cash   explained to      100% of its assets  securities that
conditions, future       instruments of          or cash equivalent      the left.         in money market     generally have
expectations or          foreign governments,    investments or in                         instruments, cash   relatively less
investor confidence.     the U.S. government,    U.S. securities.                          or cash             market risk.
                         (including their                                                  equivalents.
                         agencies and
                         instrumentalities)
                         or foreign or U.S.
                         companies.

Industry and             We typically hold a number of different securities in a variety of sectors in order to minimize the impact
security risk is the     that a poorly performing security would have on a Fund. This risk is more significant for Delaware Global
risk that the value      Equity Fund, Delaware Emerging Markets Fund and Delaware Global Bond Fund, which are non-diversified funds.
of securities in a
particular industry
or the value of an
individual stock or
bond will decline
because of changing
expectations for the
performance of that
industry or for the
individual company
issuing the stock
or bond.

Interest rate risk       Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Overseas    Interest rate risk
is the risk that         Equity Fund, Delaware New Pacific Fund and Delaware Emerging Markets  und are         is a significant
securities,              generally less affected by interest rate risk because they typically hold a smaller   risk for Delaware
particularly bonds       amount of fixed-income securities than Delaware Global Bond Fund.                     Global Bond Fund. In
with longer maturities,                                                                                        an attempt to manage
will decrease in value                                                                                         interest rate risk,
if interest rates rise.                                                                                        we adjust the Fund's
                                                                                                               average weighted
                                                                                                               maturity based on
                                                                                                               our view of interest
                                                                                                               rates. The Fund's
                                                                                                               average weighted
                                                                                                               maturity will
                                                                                                               generally be in the
                                                                                                               five- to-ten year
                                                                                                               range. When we
                                                                                                               anticipate that
                                                                                                               interest rates will
                                                                                                               decline, we may
                                                                                                               extend the average
                                                                                                               maturity beyond
                                                                                                               tenyears and when we
                                                                                                               anticipate that
                                                                                                               interest rates will
                                                                                                               rise, we may shorten
                                                                                                               the average maturity
                                                                                                               to less than five
                                                                                                               years.
------------------------------------------------------------------------------------------------------------------------------------

                                      Uniform Gift to Minors Act and
T-V    Total return                   Uniform Transfers to Minors Act           Volatility
       -----------------------------------------------------------------------------------------------------------------------------
       An investment                  Federal and state laws that provide       The tendency of an investment to go up or down in
       performance measurement,       a simple way to transfer property to      value by different magnitudes. Investments that
       expressed as a percentage,     a minor with special tax                  generally go up or down in value in relatively small
       based on the combined          advantages.                               amounts are considered "low volatility" investments,
       earnings from dividends,                                                 whereas those investments that generally go up or
       capital gains and change in                                              down in value in relatively large amounts are
       price over a given period.                                               considered "high volatility" investments.

   26
-----


------------------------------------------------------------------------------------------------------------------------------------
Risks                                              How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                          Delaware      Delaware     Delaware
                           Inter-       Global      Overseas               Delaware          Delaware              Delaware
                          national      Equity       Equity                Emerging         New Pacific          Global Bond
                         Equity Fund     Fund         Fund                MarketsFund          Fund                  Fund
                         -----------------------------------------------------------------------------------------------------------
Currency risk is the     Each Fund may try to hedge its currency risk by purchasing foreign currency exchange contracts. If a Fund
risk that the value      agrees to purchase or sell foreign securities at a pre-set price on a future date, the Fund attempts to
of a fund's              protect the value of a security it owns from future changes in currency rates. If a Fund has agreed to
investments may be       purchase or sell a security, it may also use foreign currency exchange contracts to "lock-in" the
negatively affected      security's price in terms of U.S. dollars or another applicable currency. Each Fund may use forward
by changes in            currency exchange contracts only for defensive or protective measures, not to enhance portfolio returns.
foreign currency         However, there is no assurance that such a strategy will be successful.
exchange rates.
Adverse changes in
exchange rates may
reduce or eliminate
any gains produced
by investments that
are denominated in
foreign currencies
and may increase any
losses.

Small company risk is    These Funds typically      These Funds may invest in small companies and would        Delaware Global
the risk that prices     focus their investment     be subject to this risk. We typically hold a number        Bond Fund does not
of smaller companies     in larger companies.       of different stocks in order to reduce the impact that     invest in small
may be more volatile                                one small company stock would have on the Funds. This      companies.
than larger companies                               risk is more significant for Delaware Emerging
because of limited                                  Markets Fund, which is a non-diversified Fund.
financial resources or
dependence on narrow
product lines.


Political risk is the    We evaluate the political situations in the countries where we invest and take into account any potential
risk that countries or   risks before we select securities for the portfolio. However, there is no way to eliminate political
the entire region        risk when investing internationally.
where we invest may
experience political
instability. This may
cause greater
fluctuation in the
value and liquidity of
our investments due to
changes in currency
exchange rates,
governmental seizures
or nationalization of
assets.


Emerging market risk     Delaware International     Delaware Overseas Equity Fund, Delaware Emerging Markets Fund, Delaware New
is the possibility       Equity Fund and            Pacific Fund and Delaware Global Bond Fund are subject to this risk. Striving to
that the risks           Delaware Global Equity     manage this risk, the portfolio managers carefully screen securities within
associated with          Fund, to the limited       emerging markets and attempt to consider material risks associated with an
international            extent that they invest    individual company or bond issuer. We cannot eliminate emerging market risk and
investing will be        in emerging markets,       consequently encourage shareholders to invest in these Funds only if they have a
greater in emerging      are subject to this        long-term time horizon, over which the potential of individual securities is
markets than in more     risk.                      more likely to be realized.
developed foreign
markets because, among
other things, emerging
markets may have less
stable political and
economic environments.
------------------------------------------------------------------------------------------------------------------------------------

                                                                           27
                                                                           -----

How we strive to manage them

Risks

------------------------------------------------------------------------------------------------------------------------------------
Risks                                              How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                          Delaware         Delaware              Delaware
                           Inter-           Global               Overseas        Delaware         Delaware            Delaware
                          national          Equity                 Equity        Emerging        New Pacific        Global Bond
                         Equity Fund         Fund                   Fund        MarketsFund         Fund               Fund
                         -----------------------------------------------------------------------------------------------------------
Inefficient market       The Funds will attempt to reduce these risks by investing in a number of different countries, and
risk is the risk         noting trends in the economy, industries and financial markets.
that foreign markets                                                                                              Delaware Global
may be less liquid,                                                                                               Bond Fund will
have greater price                                                                                                also perform
volatility, less                                                                                                  credit analysis
regulation and                                                                                                    in an attempt
higher transaction                                                                                                to reduce
costs than U.S.                                                                                                   these risks.
markets.

Information risk is      We conduct fundamental research on the companies we invest in rather than relying solely on information
the risk that            available through financial reporting. We believe this will help us to better uncover any potential
foreign companies        weaknesses in individual companies.
may be subject to
different
accounting, auditing
and financial
reporting standards
than U.S. companies.
There may be less
information
available about
foreign issuers than
domestic issuers.
Furthermore,
regulatory oversight
of foreign issuers
may be less
stringent or less
consistently applied
than in the United
States.

Non-diversified fund     Delaware         Delaware Global        Delaware       Delaware         Delaware New     Delaware
risk is the risk that    International    Equity Fund will       Overseas       Emerging         Pacific Fund is  Global
non-diversified          Equity Fund is   not be diversified     Equity Fund    Markets Fund     a diversified    Bond Fund
funds are believed       a diversified    under the 1940 Act.    is a           is a  non-       fund, and is     is a non-
to be subject to         fund, and is     Non-diversified        diversified    diversified      not subject      diversified
greater risks            not subject      investment             fund, and is   fund, the        to this risk.    fund, the same
because adverse          to this risk.    companies have the     not subject    same as                           as Delaware
effects on their                          flexibility to         to this risk.  Delaware                          Global Equity
security holdings                         invest as much as                     Global Equity                     Fund. Please
may affect a larger                       50% of their                          Fund. Please                      see the full
portion of their                          assets in as few                      see the full                      explanation
overall assets.                           as two issuers                        explanation to                    under Delaware
                                          with no single                        the left under                    Global Equity
                                          issuer accounting                     Delaware                          Fund to
                                          for more than 25%                     Global Equity                     the left.
                                          of the portfolio.                     Fund.
                         \                The remaining 50%
                                          of the portfolio
                                          must be diversified
                                          so that no more than
                                          5% of a fund's
                                          assets is invested
                                          in the securities
                                          of a single issuer.
------------------------------------------------------------------------------------------------------------------------------------

   28
-----

------------------------------------------------------------------------------------------------------------------------------------
Risks                                              How we strive to manage them
------------------------------------------------------------------------------------------------------------------------------------
                          Delaware         Delaware        Delaware
                           Inter-           Global         Overseas   Delaware               Delaware            Delaware
                          national          Equity         Equity      Emerging             New Pacific        Global Bond
                         Equity Fund         Fund          Fund       Markets Fund             Fund               Fund
                         -----------------------------------------------------------------------------------------------------------
Foreign government and          This is not a significant        Delaware Emerging Markets      This is not a      The Fund is
supranational securities        risk for Delaware                Fund is subject to this risk   significant        subject to this
risks relate to the ability of  International Equity             and will attempt to limit      risk for Delaware  risk and will
a foreign government or         Fund, Delaware                   this risk by performing        New Pacific Fund.  attempt to limit
government related issuer       Global Equity Fund               credit analysis on the issuer                     this risk by
to make timely payments         or Delaware Overseas             of each security purchased.                       performing
on its external debt            Equity Fund.                                                                       credit analysis
obligations.                                                     The Fund attempts to                              on the issuer of
                                                                 reduce this risk by limiting                      each security
                                                                 the portion of net assets                         purchased.The
                                                                 that may be invested in                           Fund attempts
                                                                 these securities.                                 to reduce the
                                                                                                                   risks associated
                                                                 The Fund also compares                            with investing in
                                                                 the risk-reward potential                         foreign
                                                                 of foreign government                             governments by
                                                                 securities being                                  focusing on
                                                                 considered to that offered                        bonds rated
                                                                 by equity securities to                           within the two
                                                                 determine whether to                              highest rating
                                                                 allocate assets to equity                         categories.
                                                                 or fixed-income
                                                                 investments.

Credit risk of high-yield,      This is not a                    Delaware Emerging              This is not a      Delaware
high risk fixed-income          significant risk for             Markets Fund may invest        significant risk   Global Bond
securities relates to           Delaware                         up to 35% of its net assets    for Delaware       Fund may
securities rated lower than     International Equity             in high-yield, high risk       New Pacific        invest a
BBB by S&P and Baa by Moody's   Fund, Delaware                   foreign fixed-income           Fund.              portion of its
are considered to be of poor    Global Equity Fund               securities.                                       assets in these
standing and predominantly      or Delaware Overseas             We intend to limit our                            securities.
speculative as to the           Equity Fund.                     investment in any single                          Please see
issuer's ability to repay                                        lower rated bond, which                           the complete
interest and principal.                                          can help to reduce the                            explanation
These bonds are often                                            effect of an individual                           under
issued by less creditworthy                                      default on the Fund. We                           Delaware
companies or by highly                                           also intend to limit our                          Emerging
leveraged (indebted) firms,                                      overall holdings of bonds                         Markets Fund
which are generally less                                         in this category. Such                            to the left.
able than more financially                                       limitations may not protect
stable firms to make                                             the Fund from widespread
scheduled payments of                                            bond defaults brought
interest and principal. The                                      about by a sustained
risks posed by bonds issued                                      economic downturn or
under such circumstances                                         from price declines that
are substantial.                                                 might result from changes
                                                                 in the quality ratings of
                                                                 individual bonds.

Transaction costs risk relates   Each of the Funds is subject to this risk. We strive to monitor transaction costs and to choose to the costs of buying, selling  an efficient trading strategy for the Funds.
and holding foreign securities,
including brokerage, tax
and custody costs, may be
higher than those involved
in domestic transactions
------------------------------------------------------------------------------------------------------------------------------------

                                                                           29
                                                                           -----

Who manages the Funds

Investment managers and sub-advisers


Delaware International Advisers Ltd. makes investment decisions for Delaware International Equity Fund, Delaware Global Equity Fund, Delaware Emerging Markets Fund and Delaware Global Bond Fund, manages the Funds' business affairs and provides daily administrative services. Delaware International Advisers Ltd. is affiliated with Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

Delaware Management Company is the sub-adviser to Delaware Global Equity Fund. Delaware Management Company manages the U.S. securities portion of Delaware Global Equity Fund's portfolio under the overall supervision of Delaware International Advisers Ltd. and furnishes Delaware International Advisers Ltd. with investment recommendations, asset allocation advice, research and other investment services regarding U.S. securities.

Delaware Overseas Equity Fund and Delaware New Pacific Fund are managed by Delaware Management Company. Delaware International Advisers Ltd. is Delaware Overseas Equity Fund's sub-adviser and AIB Govett, Inc. is Delaware New Pacific Fund's sub-adviser. The sub-advisers are responsible for day-to-day management of the Fund's assets. Delaware Management Company administers the Funds' affairs and has ultimate responsibility for all investment advisory services for the Funds. Delaware Management Company also supervises the sub-adviser's performance.


For the services they provided, the manager and sub-advisers, where applicable, were paid an aggregate fee by each Fund for the last fiscal year as follows:

                                                      Investment management fees

                              Delaware       Delaware       Delaware       Delaware      Delaware        Delaware
                            International     Global        Overseas       Emerging     New Pacific    Global Bond
                             Equity Fund    Equity Fund    Equity Fund   Markets Fund      Fund            Fund
-------------------------------------------------------------------------------------------------------------------
As a percentage of
 average daily net assets        0.81%         0.34%*         none*         0.28%*         0.22%*          0.51%*


*Reflects a waiver of fees by the manager.

Portfolio managers


Delaware International Equity Fund


Clive A. Gillmore and Nigel G. May have primary responsibility for making day-to-day investment decisions for Delaware International Equity Fund. In making investment decisions for the Fund, Mr. Gillmore and Mr. May regularly consult with a fourteen member international equity team.

Clive A. Gillmore, Deputy Managing Director, Senior Portfolio Manager and Director of Delaware International Advisers Ltd., has been the senior portfolio manager for Delaware International Equity Fund since its inception. A graduate of the University of Warwick and having begun his career at Legal and General

Investment Management, Mr. Gillmore joined Delaware International Advisers in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International Advisers was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Mr. Gillmore completed the London Business School Investment program.

Nigel G. May, Senior Portfolio Manager and Director of Delaware International Advisers Ltd., is a graduate of Sidney Sussex College, Cambridge. Mr. May joined Mr. Gillmore as Co-Manager of the Fund on December 22, 1997. He joined Delaware International Advisers in 1991, assuming portfolio-management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Ltd. for five years.

Delaware Global Equity Fund

Elizabeth A. Desmond has primary responsibility for making day-to-day investment decisions for Delaware Global Equity Fund. Robert L. Arnold makes investment decisions for the U.S. equity portion of the Fund.


Elizabeth A. Desmond, Senior Portfolio Manager and Director of Delaware International Advisers Ltd., has been the portfolio manager for the Fund since July 21, 1998. Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Delaware International in the spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management, Ltd. Ms. Desmond is a CFA charterholder.


Robert L. Arnold, Vice President/Senior Portfolio Manager of the Fund, has been managing the U.S. equity portion of the Fund since July 21, 1998. Prior to that time he managed other Delaware Investments mutual funds and was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. Mr. Arnold holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Investments in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.

Delaware Overseas Equity Fund


Clive Gillmore and Robert Akester have had primary responsibility for making day-to-day investment decisions for Delaware Overseas Equity Fund since September 15, 1997. Please see Delaware International Equity Fund for a description of Mr. Gillmore's business experience.

Robert Akester, Senior Portfolio Manager of Delaware International Advisers Ltd., joined Delaware International Advisers Ltd. in 1996. Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the Southeast Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.

Delaware Emerging Markets Fund

Clive Gillmore also has primary responsibility for making day-to-day investment decisions for Delaware Emerging Markets Fund (please see Delaware International Equity Fund for a description of Mr. Gillmore's business experience). In making investment decisions for Delaware Emerging Markets Fund, Mr. Gillmore regularly consults with a fourteen member international equity team, including co-managers Robert Akester and Joshua H. Brooks. (Please see Delaware Overseas Equity Fund for a description of Mr. Akester's business experience). Mr. Gillmore has been managing the Fund since its inception.

Joshua H. Brooks, Senior Portfolio Manager of Delaware International Advisers Ltd., holds a bachelor's degree from Yale University and an MBA from The London Business School. He began his investment career with Delaware Investments in 1991. Prior to joining the investment team in London, he was based in Philadelphia with responsibilities that included equity market analysis and acting as liaison with Delaware International.

Delaware New Pacific Fund

Jane Pickard has had primary responsibility for making day-to-day investment decisions for the Fund since November 12, 1997. Ms. Pickard graduated in law from Edinburgh University. She joined Barclays de Zoete Wedd Securities Limited in 1991, where she initially worked as a specialist in structured debt products, moving into the Pacific Rim equity division in 1992. She remained there until 1995 when she moved to IAI International where she had responsibility for Pacific Region investment for U.S. institutional and retail funds. Ms. Pickard joined AIB Govett Asset Management, an affiliate of AIB Govett, Inc., in 1996.

Delaware Global Bond Fund

Christopher A. Moth and Joanna Bates have primary responsibility for making day-to-day investment decisions for Delaware Global Bond Fund. In making investment decisions for Delaware Global Bond Fund, Mr. Moth and Ms. Bates regularly consult with David G. Tilles.

Christopher A. Moth, Senior Portfolio Manager, Director and Head of Investment Strategy of Delaware International Advisers Ltd., is a graduate of The City University, London. He joined Delaware International in 1992. He previously worked at the Guardian Royal Exchange where he was responsible for technical analysis, quantitative models and projections. Mr. Moth has been awarded the certificate in Finance and Investment from the Institute of Actuaries in London. Mr. Moth became Co-Manager of the Fund in January 1997.

Joanna Bates, Senior Portfolio Manager, Credit and Emerging Markets of Delaware International Advisers Ltd., is a graduate of London University. She joined the Fixed Income team at Delaware International in June 1997. Prior to that she was Associate Director, Fixed Interest at Hill Samuel Investment Management Ltd. which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as a fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research. Ms. Bates became Co-Manager of the Fund in July 1999.

David G. Tilles, Managing Director and Chief Investment Officer of Delaware International Advisers Ltd., was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Delaware International in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Ltd. in London, serving in a number of investment capacities. His most recent position prior to joining Delaware International was Chief Investment Officer of Hill Samuel Investment Management Ltd.

Who's who?

This diagram shows the various organizations involved with managing, administering, and servicing the Delaware Investments funds.

                                                         Board of Trustees
Investment managers                                  The Funds             Custodian
Delaware International Advisers Ltd.                                       The Chase Manhattan Bank
Third Floor, 80 Cheapside                                                  4 Chase Metrotech Center
London, England EC2V 6EE                                                   Brooklyn, NY 11245

Delaware Management Company              Distributor                       Service agent
One Commerce Square                      Delaware Distributors, L.P.       Delaware Service Company, Inc.
Philadelphia, PA 19103                   1818 Market Street                1818 Market Street
                                         Philadelphia, PA 19103            Philadelphia, PA 19103

Sub-advisers
Delaware Management Company                            Shareholders
Delaware International Advisers Ltd.
AIB Govett, Inc.
250 Montgomery St., Suite 1200
San Francisco, CA 94104

Portfolio managers
(see page 30 for details)



Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.


Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's Prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Sub-adviser A sub-adviser is a company generally responsible for the management of the fund's assets. They are selected and supervised by the investment manager.


Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASD) rules governing mutual fund sales practices.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

About your account

Investing in the Funds

Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

How to buy shares

[GRAPHIC OMITTED]

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED]

By wire

Ask your bank to wire the amount you want to invest to First Union Bank, ABA #031201467, Bank Account number 2014128934013. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[GRAPHIC OMITTED]

By exchange

You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[GRAPHIC OMITTED]

Through your financial adviser

Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.


We determine each Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in a Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

How to redeem shares

[GRAPHIC OMITTED]

By mail

You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 1818 Market Street, Philadelphia, PA 19103-3682. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 215.255.8864. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED]

By telephone

You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED]

By wire

You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED]

Through your financial adviser

Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

How to redeem shares
(continued)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value as determined on the business day we receive your request. You may have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum

If you redeem shares and your account balance falls below $250, your Fund may redeem your account after 60 days' written notice to you.

Exchanges

You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions
and taxes

Dividends, if any, are paid quarterly for Delaware International Equity Fund, Delaware Global Equity Fund and Delaware Global Bond Fund and annually for Delaware Overseas Equity Fund Delaware New Pacific Fund and Delaware Emerging Markets Fund. Any capital gains are distributed annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from these Funds is the same whether you reinvest your dividends or receive them in cash. Distributions from a Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Certain management considerations

Year 2000

As with other mutual funds, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Each Fund has taken steps to obtain satisfactory assurances that its major service providers have taken steps reasonably designed to address the Year 2000 Problem on the computer systems that the service providers use. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the business of the Funds. The portfolio managers and investment professionals of the Funds consider Year 2000 compliance (including, but not limited to, any or all of the following: impact on business, cost of compliance plan review and contingency planning, and vendor compliance) in the securities selection and investment process. However, there can be no guarantees that, even with their due diligence efforts, they will able to predict the affect of Year 2000 on any company or the performance of its securities.

Investment by
fund of funds

Delaware International Equity Fund, Delaware Emerging Markets Fund, Delaware New Pacific Fund and Delaware Global Bond Fund accept investments from the series portfolios of Delaware Group Foundation Funds, a fund of funds. From time to time, a Fund may experience large investments or redemptions due to allocations or rebalancings by Foundation Funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transactions costs or portfolio turnover. The manager will monitor transactions by Foundation Funds and will attempt to minimize any adverse effects on each Fund and Foundation Funds as a result of these transactions.

Fund companies

The Funds are separate series of the investment companies shown below.

   Delaware Group Global & International Funds
       Delaware International Equity Fund
       Delaware Global Equity Fund
       Delaware Emerging Markets Fund
       Delaware Global Bond Fund
   Delaware Group Adviser Funds
       Delaware Overseas Equity Fund
       Delaware New Pacific Fund

Financial highlights

The Financial
highlights tables
are intended to help you understand a Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with each Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800.523.1918. Information for Delaware Overseas Equity Fund and Delaware New Pacific Fund for the fiscal periods ended on or before October 31, 1996 has been audited by the Fund's previous auditors.

                                                                                                    Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Year Ended
Delaware International                                                                                            11/30
Equity Fund                                                      1999        1998         1997        1996         1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $15.370     $14.720      $14.710     $12.240      $11.970
Income from investment operations:
Net investment income1                                          0.222       0.318        0.267       0.530        0.323
Net realized and unrealized gain on
   investments and foreign currencies                           0.880       0.962        0.238       2.405        0.637
                                                              -------     -------      -------     -------      -------
Total from investment operations                                1.102       1.280        0.505       2.935        0.960
                                                              -------     -------      -------     -------      -------
Less dividends and distributions:
Dividends from net investment income                           (0.282)     (0.475)      (0.475)     (0.320)      (0.220)
Distributions from net realized gain
   on investments                                                none      (0.155)      (0.020)     (0.145)      (0.470)
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.282)     (0.630)      (0.495)     (0.465)      (0.690)
                                                              -------     -------      -------     -------      -------
Net asset value, end of period                                $16.190     $15.370      $14.720     $14.710      $12.240
                                                              =======     =======      =======     =======      =======
Total return(2)                                                 7.26%       9.10%        3.55%(3)   24.68%(3)     8.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $115,009    $164,823      $71,177     $34,194      $11,660
Ratio of expenses to average net assets                         1.56%       1.40%        1.40%       1.55%        1.77%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     1.56%       1.40%        1.41%       1.65%        1.77%
Ratio of net investment income to
   average net assets                                           1.40%       2.10%        1.76%       4.00%        2.87%
Ratio of net investment income to
   average net assets prior to
   expense limitation and
   expenses paid indirectly                                     1.40%       2.10%        1.75%       3.90%        2.87%
Portfolio turnover                                                 3%          5%           8%          9%          21%
------------------------------------------------------------------------------------------------------------------------------------

(1) Per share information for the years ended November 30, 1996, 1997, 1998 and 1999 was based on the average shares outstanding method.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(3)  Total return reflects expense limitations in effect during the period.


     How to read the   Net investment         Net realized and unrealized gain (loss) on investments and           Net asset value
Financial highlights   income                 foreign currencies                                                   (NAV)
                    ----------------------------------------------------------------------------------------------------------------
                       Net investment         A realized gain on investments occurs when we sell an investment     This is the value
                       income includes        at a profit, while a realized loss on investments occurs when we     of a mutual fund
                       dividend and           sell an investment at a loss. When an investment increases or        share, calculated
                       interest income        decreases in value but we do not sell it, we record an unrealized    by dividing the
                       earned from a          gain or loss. The amount of realized gain per share that we pay      net assets by the
                       fund's securities;     to shareholders is listed under "Less dividends and                  number of shares
                       it is after expenses   distributions-Distributions from net realized gain on                outstanding.
                       have been deducted.    investments." Realized and unrealized gain (loss) on foreign currencies represent changes in the U.S. dollar value of assets
                                              (including investments) and liabilities denominated in foreign currencies as a result of changes in foreign currency exchange rates.

                                                                                                    Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Period
                                                                                                Year Ended  12/27/94(1)
                                                                                                     11/30      through
Delaware Global Equity Fund                                      1999     1998(4)         1997        1996     11/30/95
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $13.610     $14.100      $13.340     $11.930      $10.000
Income from investment operations:
Net investment income(2)                                        0.170       0.329        0.478       0.567        0.473
Net realized and unrealized gain on
   investments and foreign currencies                           0.300       0.816        0.857       1.533        1.697
Total from investment operations                                0.470       1.145        1.335       2.100        2.170
Less dividends and distributions:
Dividends from net investment income                           (0.150)     (0.405)      (0.525)     (0.420)      (0.240)
Distributions from net realized gain
   on investments                                              (0.680)     (1.230)      (0.050)     (0.270)        none
Total dividends and distributions                              (0.830)     (1.635)      (0.575)     (0.690)      (0.240)
Net asset value, end of period                                $13.250     $13.610      $14.100     $13.340      $11.930
Total return(3)                                                 3.63%       9.07%       10.34%      18.38%       21.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $1,229      $2,627       $2,310      $2,203       $2,191
Ratio of expenses to average net assets                         1.55%       1.25%        0.95%       0.95%        0.95%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     2.02%       1.69%        1.86%       2.24%        7.25%
Ratio of net investment income to
   average net assets                                           1.27%       2.47%        3.54%       4.43%        5.05%
Ratio of net investment income to
   average net assets prior to
   expense limitation and
   expenses paid indirectly                                     0.80%       2.03%        2.63%       2.96%       (1.25%)
Portfolio turnover                                                29%         90%          74%         34%          57%
------------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(2) Per share information for the years ended November 30, 1997, 1998 and 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return also reflects expense limitations in effect during the period.

                                                                                          Ratio of net investment
                                                           Ratio of expenses to           income to average            Portfolio
Total return                        Net assets             average net assets             net assets                   turnover rate
------------------------------------------------------------------------------------------------------------------------------------
This represents the rate that an    Net assets represent   The expense ratio is the       We determine this ratio  This figure tells
investor would have earned or lost  the total value of     percentage of net assets       by dividing net          you the amount of
on an investment in a fund. In      all the assets in a    that a fund pays annually for  investment income by     trading activity
calculating this figure for the     fund's portfolio,      operating expenses and         average net assets.      in a fund's
financial highlights table, we      less any liabilities,  management fees. These                                  portfolio. For
include applicable fee waivers,     that are attributable  expenses include accounting                             example, a fund
exclude front-end and contingent    to that class          and administration                                      with a 50%
deferred sales charges, and assume  of the fund.           expenses, services for                                  turnover has
the shareholder has reinvested all                         shareholders, and similar                               bought and sold
dividends and realized gains.                              expenses.                                               half of the value
                                                                                                                   of its total
                                                                                                                   investment
                                                                                                                   portfolio during
                                                                                                                   the stated
                                                                                                                   period.

                                                                                                    Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
Delaware Overseas                                                                                            Year Ended
Equity Fund                                                                                                       10/31
                                                                19992        1998(2)      1997(2)     1996(1)      1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $8.930     $12.480      $12.320     $11.440      $11.020
Income (loss) from investment operations:
Net investment income (loss)                                    0.098       0.123       (0.020)     (0.060)       0.040
Net realized and unrealized gain (loss) on
   investments and foreign currencies                           0.872      (1.513)      (0.950)      0.963        0.410
                                                               -------    -------       -------     -------      ------
Total from investment operations                                0.970      (1.390)       0.930       0.903        0.450
                                                               -------    -------       -------     -------      ------
Less dividends and distributions:
Dividends from net investment income                           (0.720)     (0.520)      (0.440)     (0.023)      (0.030)
Distributions from net realized gain
   on investments                                              (1.370)     (1.640)      (0.330)       none         none
                                                               -------    -------       -------     -------      ------
Total dividends and distributions                              (2.090)     (2.160)      (0.770)     (0.023)      (0.030)
Net asset value, end of period                                 $7.810      $8.930      $12.480     $12.320      $11.440
Total return3                                                  14.30%(4)  (12.82%)(4)    8.04%       7.91%(4)     4.22%(4)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                           $69         $59          $60        $284         $161
Ratio of expenses to average net assets                         1.55%       1.53%        1.50%       1.50%        1.50%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     5.01%       3.45%      N/A           2.28%        2.61%
Ratio of net investment income to
   average net assets                                           1.25%       1.23%       (0.15%)     (0.19%)       0.40%
Ratio of net investment income to
   average net assets prior to
   expense limitation and
   expenses paid indirectly                                    (2.21%)     (0.69%)     N/A          (0.97%)      (0.71%)
Portfolio turnover                                                 7%         87%          18%         21%           9%
------------------------------------------------------------------------------------------------------------------------------------

(1) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.
(4)  Total return reflects expense limitations in effect during the period.

                                                                                       Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period
                                                                                                  6/10/961
Delaware Emerging                                                                                 through
Markets Fund                                                     1999       1998          1997    11/30/96
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $6.550    $10.250        $9.990     $10.000
Income (loss) from investment operations:
Net investment income2                                          0.099      0.151         0.098       0.047
Net realized and unrealized gain (loss) on
   investments and foreign currencies                           1.521     (3.191)        0.262      (0.057)
                                                              -------    -------       -------     -------
Total from investment operations                                1.620     (3.040)        0.360      (0.010)
                                                              -------    -------       -------     -------
Less dividends and distributions:
Dividends from net investment income                           (0.090)    (0.055)       (0.025)       none
Distributions from net realized gain
   on investments                                                none     (0.605)       (0.075)       none
                                                              -------    -------       -------     -------
Total dividends and distributions                              (0.090)    (0.660)       (0.100)       none
                                                              -------    -------       -------     -------
Net asset value, end of period                                 $8.080     $6.550       $10.250      $9.990
                                                              =======    =======       =======     =======
Total return3                                                  25.24%    (31.55%)        3.64%      (0.10%)
Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $2,791     $1,117        $1,916      $3,717
Ratio of expenses to average net assets                         1.70%      1.70%          1.70%      1.70%
Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     2.69%      3.61%         2.72%       3.80%
Ratio of net investment income to
   average net assets                                           1.40%      1.84%         0.82%       0.47%
Ratio of net investment income (loss) to
   average net assets prior to
   expense limitation and
   expenses paid indirectly                                     0.41%     (0.07%)       (0.20%)     (1.63%)
Portfolio turnover                                                17%        47%           65%         36%


(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(2)  Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return also reflects expense limitations in effect during the period.

                                                                                                    Institutional Class
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             Year Ended
                                                                                                                  11/30
Delaware New Pacific Fund                                     1999(1)     1998(1)      1997(1)     1996(2)         1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $4.690     $7.440        $9.530      $8.770      $10.480

Income (loss) from investment operations:

Net investment income (loss)                                   (0.020)     0.024         0.020      (0.050)      (0.010)

Net realized and unrealized gain on
   investments and foreign currencies                           2.790     (2.719)       (1.960)      0.820       (1.410)
                                                               ------     ------        ------      ------      -------
Total from investment operations                                2.770     (2.695)       (1.940)      0.770       (1.420)
                                                               ------     ------        ------      ------      -------
Less dividends and distributions:

Dividends from net investment income                             none     (0.055)       (0.150)     (0.010)        none

Distributions from net realized gain
   on investments                                                none       none          none      (0.010)        none
                                                               ------     ------        ------      ------      -------
Total dividends and distributions                                none     (0.055)       (0.150)     (0.010)      (0.290)
                                                               ------     ------        ------      ------      -------
Net asset value, end of period                                 $7.460     $4.690        $7.440      $9.530       $8.770
                                                               ======     ======        ======      ======      =======
Total return(3)                                                59.06%    (36.39%)      (20.79%)      8.77%      (13.65%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $1,204       $219          $250        $119          $62

Ratio of expenses to average net assets                         1.66%      1.60%         1.50%       1.50%        1.50%

Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     2.27%      2.93%         1.56%       2.45%        3.38%

Ratio of net investment income (loss) to
   average net assets                                          (0.35%)     0.45%         0.22%      (0.09%)      (0.16%)

Ratio of net investment income (loss) to
   average net assets prior to expense limitation
   and expenses paid indirectly                                (0.96%)    (0.88%)        0.16%      (1.04%)      (2.04%)

Portfolio turnover                                                90%       188%          178%        163%         163%
-------------------------------------------------------------------------------------------------------------------------

(1) The average shares outstanding method has been applied for per share information.
(2) Commencing May 3, 1996, Delaware Management Company replaced Lincoln National Corporation as the Fund's investment manager.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return also reflects expense limitations in effect during the period.

                                                                                                    Institutional Class
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Period
                                                                                                Year Ended  12/27/94(1)
                                                                                                     11/30      through
Delaware Global Bond Fund                                        1999        1998         1997        1996     11/30/95
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.930      10.810      $11.520     $11.270      $10.000

Income from investment operations:

Net investment income(2)                                        0.592       0.627        0.658       0.788        0.782

Net realized and unrealized gain (loss) on
   investments and foreign currencies                          (0.937)     (0.017)      (0.515)      0.732        1.088
                                                              -------     -------      -------     -------      -------
Total from investment operations                               (0.345)      0.610        0.143       1.520        1.870
                                                              -------     -------      -------     -------      -------
Less dividends and distributions:

Dividends from net investment income                           (0.490)     (0.460)      (0.813)     (0.910)      (0.600)

Distributions from net realized gain
   on investments                                              (0.105)     (0.030)      (0.040)     (0.360)        none
                                                              -------     -------      -------     -------      -------
Total dividends and distributions                              (0.595)     (0.490)      (0.853)     (1.270)      (0.600)
                                                              -------     -------      -------     -------      -------
Net asset value, end of period                                 $9.990     $10.930      $10.810     $11.520      $11.720
                                                              =======     =======      =======     =======      =======
Total return(3)                                                (3.31%)      5.88%        1.45%      14.68%       19.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)                       $11,668     $12,937      $11,278      $6,707         $897

Ratio of expenses to average net assets                         1.00%       0.95%        0.95%       0.95%        0.95%

Ratio of expenses to average net assets
   prior to expense limitation and
   expenses paid indirectly                                     1.24%       1.29%        1.74%       4.70%       12.04%

Ratio of net investment income to
   average net assets                                           5.64%       5.88%        6.06%       7.12%        8.00%

Ratio of net investment income (loss) to
   average net assets prior to
   expense limitation and
   expenses paid indirectly                                     5.40%       5.54%        5.27%       3.37%       (3.09%)

Portfolio turnover                                                90%         93%          76%         42%          98%
-------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of trading; ratios have been annualized but total return has not been annualized.
(2) Per share information for the years ended November 30, 1996, 1997, 1998 and 1999 was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return also reflects expense limitations in effect during the period.

Delaware International
Equity Fund

Delaware Global Equity
Fund

Delaware Overseas
Equity Fund

Delaware Emerging
Markets Fund

Delaware New
Pacific Fund

Delaware Global
Bond Fund

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the report period. You can find more detailed information about the Funds in the current Statements of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in these Funds, you can write to us at 1818 Market Street, Philadelphia, PA 19103-3682, or call toll-free 800.523.1918. You may also obtain additional information about the Funds from your financial adviser.

You can find reports and other information about the Funds on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. Information about the Funds, including their Statement of Additional Information, can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.800.SEC.0330.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative
800.510.4015

Delaphone Service
800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

 Delaware Group Global & International Funds
 Investment Company Act file number: 811-6324

 Delaware Group Adviser Funds
 Investment Company Act file number: 811-7972

 Delaware Fund Symbols                                   CUSIP         NASDAQ
                                                         -----         ------
 Delaware International Equity Fund
 ----------------------------------
 Institutional Class                                   245914403       DEQIX

 Delaware Global Equity Fund
 ---------------------------
 Institutional Class                                   245914601       DGAIX

 Delaware Overseas Equity Fund
 -----------------------------
 Institutional Class                                   245917851       DEWIX

 Delaware Emerging Markets Fund
 ------------------------------
 Institutional Class                                   245914817       DEMIX

 Delaware New Pacific Fund
 -------------------------
 Institutional Class                                   245917810       DENIX

 Delaware Global Bond Fund
 -------------------------
 Institutional Class                                   245914502       DGBIX

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London
P-048 [--] PP 02/00